UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP US 500 Volatility Wtd Index Fund	March 31, 2016
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.0%)
Consumer Discretionary (17.3%):
Advance Auto Parts, Inc.	156	$25,013
AMC Networks, Inc., Class A(a)	442	28,703
Aramark	950	31,464
AutoNation, Inc.(a)	793	37,017
AutoZone, Inc.(a)	52	41,428
Bed Bath & Beyond, Inc.(a)	528	26,210
Best Buy Co., Inc.	850	27,574
BorgWarner, Inc.	1,393	53,491
Burlington Stores, Inc.(a)	637	35,825
Cablevision Systems Corp.	860	28,380
CarMax, Inc.(a)	611	31,222
Carnival Corp.	636	33,562
Carter’s, Inc.	336	35,408
CBS Corp., Class B	588	32,393
Chipotle Mexican Grill, Inc.(a)	51	24,019
Coach, Inc.	668	26,780
Comcast Corp., Class A	651	39,763
Darden Restaurants, Inc.	531	35,205
Dick’s Sporting Goods, Inc.	422	19,729
Discovery Communications, Inc., Class A(a)	911	26,082
Dollar General Corp.	486	41,602
Domino’s Pizza, Inc.	242	31,910
DR Horton, Inc.	1,168	35,309
Foot Locker, Inc.	626	40,377
Ford Motor Co.	2,552	34,452
General Motors Co.	1,072	33,693
Gentex Corp.	2,864	44,936
Genuine Parts Co.	464	46,103
Hanesbrands, Inc.	1,289	36,530
Harley-Davidson, Inc.	822	42,193
Harman International Industries, Inc.	371	33,034
Hasbro, Inc.	398	31,880
Hilton Worldwide Holdings, Inc.	1,361	30,650
Hyatt Hotels Corp., Class A(a)	743	36,771
Johnson Controls, Inc.	898	34,995
Kohl’s Corp.	512	23,864
L Brands, Inc.	390	34,246
Las Vegas Sands Corp.	432	22,326
Lear Corp.	318	35,352
Leggett & Platt, Inc.	667	32,283
Lennar Corp., Class A	578	27,952
LKQ Corp.(a)	889	28,386
Lowe’s Cos., Inc.	528	39,996
Macy’s, Inc.	780	34,390
Marriott International, Inc., Class A	440	31,319
McDonald’s Corp.	379	47,634
Michaels Cos., Inc. (The)(a)	1,809	50,597
Mohawk Industries, Inc.(a)	205	39,135
Netflix, Inc.(a)	170	17,379
Newell Rubbermaid, Inc.	690	30,560
NIKE, Inc., Class B	567	34,853
Nordstrom, Inc.	571	32,667
NVR, Inc.(a)	16	27,718
Omnicom Group, Inc.	555	46,193
O’Reilly Automotive, Inc.(a)	138	37,765
Panera Bread Co., Class A(a)	98	20,073
Polaris Industries, Inc.	382	37,619
PulteGroup, Inc.	1,999	37,401
PVH Corp.	351	34,770
Ralph Lauren Corp.	470	45,243
Ross Stores, Inc.	522	30,224
Royal Caribbean Cruises Ltd.	324	26,617
Sally Beauty Holdings, Inc.(a)	1,453	47,048
Scripps Networks Interactive, Inc., Class A	308	20,174
Service Corp. International	913	22,533
Servicemaster Global Holding(a)	897	33,799
Signet Jewelers Ltd.	238	29,519

See notes to schedules of investments.

Security Description	Shares	Value
Sirius XM Holdings, Inc.(a)	11,139	$43,999
Skechers U.S.A., Inc.(a)	907	27,618
Starbucks Corp.	610	36,417
Starwood Hotels & Resorts Worldwide, Inc.	422	35,207
Target Corp.	469	38,589
TEGNA, Inc.	855	20,058
The Gap, Inc.	975	28,665
The Home Depot, Inc.	317	42,297
The Priceline Group, Inc.(a)	20	25,779
The Sherwin-Williams Co.	118	33,591
The TJX Cos., Inc.	479	37,530
The Walt Disney Co.	352	34,957
Tiffany & Co.	589	43,221
Time Warner Cable, Inc.	242	49,518
Time Warner, Inc.	450	32,648
Toll Brothers, Inc.(a)	1,120	33,051
Tractor Supply Co.	521	47,130
TripAdvisor, Inc.(a)	540	35,910
Twenty-First Century Fox, Inc.	1,185	33,038
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	178	34,486
Under Armour, Inc., Class A(a)	253	21,462
VF Corp.	447	28,948
Whirlpool Corp.	210	37,871
Williams-Sonoma, Inc.	298	16,313
Wyndham Worldwide Corp.	436	33,323
Yum! Brands, Inc.	310	25,374
		3,130,338
Consumer Staples (8.8%):
Altria Group, Inc.	753	47,183
Archer-Daniels-Midland Co.	819	29,738
Brown-Forman Corp., Class B	457	45,001
Bunge Ltd.	901	51,060
Campbell Soup Co.	748	47,715
Casey’s General Stores, Inc.	269	30,483
Church & Dwight Co., Inc.	510	47,012
Coca-Cola Enterprises, Inc.	510	25,877
Constellation Brands, Inc., Class A	274	41,399
Costco Wholesale Corp.	295	46,486
Coty, Inc., Class A	773	21,513
CVS Health Corp.	392	40,662
Dr Pepper Snapple Group, Inc.	493	44,084
Estee Lauder Cos., Inc., Class A	390	36,781
General Mills, Inc.	809	51,250
Herbalife Ltd.(a)	799	49,186
Hormel Foods Corp.	912	39,435
Ingredion, Inc.	135	14,417
McCormick & Co., Inc.	332	33,027
Mead Johnson Nutrition Co.	457	38,831
Molson Coors Brewing Co.	338	32,509
Monster Beverage Corp.(a)	215	28,677
PepsiCo, Inc.	552	56,569
Philip Morris International, Inc.	536	52,587
Pilgrim’s Pride Corp.(a)	1,172	29,769
Pinnacle Foods, Inc.	322	14,387
Reynolds American, Inc.	808	40,650
Rite AID Corp.(a)	4,186	34,116
Spectrum Brands Holdings, Inc.	444	48,520
Sprouts Farmers Markets, Inc.(a)	1,064	30,899
Sysco Corp.	962	44,954
The Clorox Co.	382	48,155
The Coca-Cola Co.	1,343	62,301
The Kroger Co.	939	35,917
The Procter & Gamble Co.	610	50,209
TreeHouse Foods, Inc.(a)	379	32,878
Tyson Foods, Inc., Class A	427	28,464
Walgreens Boots Alliance, Inc.	359	30,242
Wal-Mart Stores, Inc.	568	38,902
WhiteWave Foods Co., Class A(a)	786	31,943

See notes to schedules of investments.

Security Description	Shares	Value
Whole Foods Market, Inc.	735	$22,866
		1,576,654
Energy (2.0%):
Cameron International Corp.(a)	575	38,554
Columbia Pipeline Group, Inc.	1,845	46,309
Exxon Mobil Corp.	398	33,269
FMC Technologies, Inc.(a)	1,156	31,628
Marathon Petroleum Corp.	544	20,226
ONEOK, Inc.	1,416	42,282
Phillips 66	341	29,527
Plains GP Holdings LP, Class A	4,196	36,463
Targa Resources Corp.	887	26,486
Tesoro Corp.	298	25,631
Valero Energy Corp.	356	22,834
		353,209
Financials (14.0%):
Affiliated Managers Group, Inc.(a)	206	33,454
Aflac, Inc.	699	44,135
Alleghany Corp.(a)	48	23,818
American Express Co.	580	35,612
American Financial Group, Inc.	392	27,585
Ameriprise Financial, Inc.	352	33,092
AmTrust Financial Services, Inc.	1,130	29,244
Arthur J. Gallagher & Co.	573	25,487
Bank of America Corp.	2,094	28,311
Bank of New York Mellon Corp.	884	32,558
BB&T Corp.	1,062	35,333
Berkshire Hathaway, Inc., Class B(a)	356	50,510
BlackRock, Inc.	97	33,035
Brown & Brown, Inc.	1,112	39,810
Capital One Financial Corp.	398	27,585
CBOE Holdings, Inc.	479	31,293
CBRE Group, Inc., Class A(a)	1,336	38,503
Cincinnati Financial Corp.	514	33,595
CIT Group, Inc.	834	25,879
Citigroup, Inc.	673	28,098
Citizens Financial Group, Inc.	1,402	29,372
CME Group, Inc.	377	36,211
Comerica, Inc.	1,115	42,225
Commerce Bank, Inc.	786	35,331
Discover Financial Services	720	36,663
East West BanCorp, Inc.	1,045	33,942
Erie Indemnity Co., Class A	303	28,176
FactSet Research Systems, Inc.	226	34,246
Fifth Third BanCorp	2,532	42,258
First Republic Bank	467	31,121
Franklin Resources, Inc.	880	34,364
Goldman Sachs Group, Inc.	217	34,065
Hartford Financial Services Group, Inc.	763	35,159
Huntington Bancshares, Inc.	3,784	36,099
Intercontinental Exchange, Inc.	149	35,036
Invesco, Ltd.	774	23,816
Jones Lang LaSalle, Inc.	234	27,453
JPMorgan Chase & Co.	550	32,571
KeyCorp	1,975	21,804
Lincoln National Corp.	758	29,714
M&T Bank Corp.	302	33,522
Markel Corp.(a)	30	26,747
MarketAxess Holdings, Inc.	218	27,213
Marsh & McLennan Cos., Inc.	789	47,963
McGraw-Hill Cos., Inc.	338	33,455
MetLife, Inc.	733	32,208
Moody’s Corp.	366	35,341
Morgan Stanley	1,096	27,411
MSCI, Inc.	456	33,780
NASDAQ, Inc.	692	45,935
Northern Trust Corp.	162	10,558

See notes to schedules of investments.

Security Description	Shares	Value
Old Republic International Corp.	1,105	$20,199
People’s United Financial, Inc.	1,724	27,463
Principal Financial Group, Inc.	386	15,228
Prudential Financial, Inc.	399	28,816
Raymond James Financial, Inc.	887	42,229
Regions Financial Corp.	4,990	39,172
Reinsurance Group of America, Inc.	288	27,720
SEI Investments Co.	725	31,211
Signature Bank(a)	245	33,349
State Street Corp.	503	29,436
SunTrust Banks, Inc.	865	31,209
SVB Financial Group(a)	111	11,328
Synchrony Financial(a)	1,170	33,532
T. Rowe Price Group, Inc.	530	38,934
TD Ameritrade Holding Corp.	964	30,395
TFS Financial Corp.	1,638	28,452
The Allstate Corp.	611	41,163
The Charles Schwab Corp.	956	26,787
The PNC Financial Services Group, Inc.	431	36,450
The Progressive Corp.	1,381	48,528
The Travelers Cos., Inc.	437	51,003
Torchmark Corp.	464	25,130
U.S. Bancorp	907	36,815
Unum Group	870	26,900
W.R. Berkley Corp.	852	47,882
Wells Fargo & Co.	759	36,705
		2,516,732
Health Care (9.8%):
Abbott Laboratories	832	34,803
Abbvie, Inc.	431	24,619
Acadia Healthcare Co., Inc.(a)	684	37,695
Aetna, Inc.	243	27,301
Align Technology, Inc.(a)	433	31,475
Amgen, Inc.	203	30,436
Anthem, Inc.	235	32,663
Baxalta, Inc.	590	23,836
Becton, Dickinson & Co.	299	45,393
Biogen, Inc.(a)	77	20,045
Bruker Corp.	766	21,448
Cardinal Health, Inc.	451	36,959
Centene Corp.(a)	903	55,597
Cerner Corp.(a)	595	31,511
Cigna Corp.	234	32,114
Cooper Companies, Inc.	145	22,326
DENTSPLY SIRONA, Inc.	501	30,877
Edwards Lifesciences Corp.(a)	346	30,521
ELI Lilly & Co.	400	28,804
Envision Healthcare Holdings, Inc.(a)	1,539	31,396
Express Scripts Holding, Inc.(a)	560	38,466
Gilead Sciences, Inc.	342	31,415
HCA Holdings, Inc.(a)	373	29,113
Henry Schein, Inc.(a)	155	26,758
Hologic, Inc.(a)	748	25,806
Humana, Inc.	188	34,395
IDEXX Laboratories, Inc.(a)	417	32,659
Illumina, Inc.(a)	134	21,723
IMS Health Holdings, Inc.(a)	1,594	42,321
Intuitive Surgical, Inc.(a)	66	39,669
Johnson & Johnson	466	50,421
Laboratory Corp. of America Holdings(a)	301	35,256
Mallinckrodt PLC(a)	636	38,974
McKesson Corp.	199	31,293
Mednax, Inc.(a)	376	24,297
Merck & Co., Inc.	729	38,571
Mettler-Toledo International, Inc.(a)	58	19,996
Mylan NV(a)	402	18,633
Patterson Cos., Inc.	762	35,456
PerkinElmer, Inc.	641	31,704
Pfizer, Inc.	1,351	40,044

See notes to schedules of investments.

Security Description	Shares	Value
Quest Diagnostics, Inc.	297	$21,221
Quintiles Transnational Holdings, Inc.(a)	376	24,478
Regeneron Pharmaceuticals, Inc.(a)	63	22,708
ResMed, Inc.	463	26,771
St. Jude Medical, Inc.	630	34,650
Stryker Corp.	410	43,989
Teleflex, Inc.	211	33,129
Thermo Fisher Scientific, Inc.	264	37,379
UnitedHealth Group, Inc.	277	35,705
Universal Health Services, Inc., Class B	231	28,810
Varian Medical Systems, Inc.(a)	382	30,568
VCA, Inc.(a)	578	33,345
Waters Corp.(a)	234	30,869
West Pharmaceutical Services, Inc.	540	37,433
		1,757,844
Industrials (17.0%):
3M Co.	267	44,490
A.O. Smith Corp.	566	43,191
Acuity Brands, Inc.	115	25,086
AGCO Corp.	570	28,329
Alaska Air Group, Inc.	456	37,401
Allison Transmission Holdings, Inc.	1,719	46,379
AMERCO, Inc.	105	37,518
American Airlines Group, Inc.	613	25,139
AMETEK, Inc.	991	49,531
Avery Dennison Corp.	296	21,345
BE Aerospace, Inc.	699	32,238
Boeing Co.	257	32,624
Carlisle Companies, Inc.	558	55,521
CH Robinson Worldwide, Inc.	290	21,527
Cintas Corp.	220	19,758
Copart, Inc.(a)	829	33,798
CSX Corp.	1,160	29,870
Cummins, Inc.	303	33,312
Danaher Corp.	516	48,948
Deere & Co.	398	30,642
Delta Air Lines, Inc.	621	30,230
Dover Corp.	421	27,083
Eaton Corp. PLC	569	35,597
Emerson Electric Co.	743	40,404
Equifax, Inc.	223	25,487
Expeditors International of Washington, Inc.	810	39,536
Fastenal Co.	675	33,075
Flowserve Corp.	649	28,822
Fortune Brands Home & Security, Inc.	556	31,158
General Dynamics Corp.	334	43,878
Graco, Inc.	465	39,041
Honeywell International, Inc.	367	41,122
Hubbell, Inc.	408	43,219
Huntington Ingalls Industries, Inc.	308	42,178
IDEX Corp.	315	26,107
IHS, Inc., Class A(a)	227	28,184
Illinois Tool Works, Inc.	429	43,947
Ingersoll-Rand PLC	607	37,640
J.B. Hunt Transport Services, Inc.	359	30,242
Jacobs Engineering Group, Inc.(a)	628	27,349
JetBlue Airways Corp.(a)	2,390	50,477
Kansas City Southern	300	25,635
KAR Auction Services, Inc.	798	30,436
Lennox International, Inc.	282	38,124
Lockheed Martin Corp.	231	51,166
Manpower, Inc.	290	23,612
Masco Corp.	1,092	34,343
Middleby Corp.(a)	305	32,565
MSC Industrial Direct Co., Inc.	288	21,977
Nielsen Holdings PLC	707	37,231
Nordson Corp.	207	15,740
Norfolk Southern Corp.	379	31,552
Northrop Grumman Corp.	217	42,944

See notes to schedules of investments.

Security Description	Shares	Value
Old Dominion Freight Line, Inc.(a)	710	$49,430
Owens Corning, Inc.	799	37,777
PACCAR, Inc.	634	34,673
Parker Hannifin Corp.	330	36,656
Raytheon Co.	330	40,468
Republic Services, Inc., Class A	1,130	53,844
Robert Half International, Inc.	350	16,303
Rockwell Automation, Inc.	299	34,011
Rockwell Collins, Inc.	532	49,055
Rollins, Inc.	1,450	39,324
Roper Technologies, Inc.	226	41,306
Sensata Technologies Holding NV(a)	1,025	39,811
Snap-on, Inc.	232	36,422
Southwest Airlines Co.	677	30,330
Spirit Aerosystems Holdings, Inc.(a)	577	26,173
Stanley Black & Decker, Inc.	395	41,558
Stericycle, Inc.(a)	236	29,781
Textron, Inc.	1,325	48,310
The ADT Corp.	984	40,600
Toro Co.	367	31,606
TransDigm Group, Inc.(a)	176	38,780
Tyco International PLC	1,002	36,783
Union Pacific Corp.	402	31,979
United Continental Holdings, Inc.(a)	443	26,518
United Parcel Service, Inc.	479	50,520
United Rentals, Inc.(a)	180	11,194
United Technologies Corp.	408	40,841
Verisk Analytics, Inc., Class A(a)	457	36,523
W.W. Grainger, Inc.	197	45,986
WABCO Holdings, Inc.(a)	368	39,347
Wabtec Corp.	468	37,108
Watsco, Inc.	332	44,734
Xylem, Inc.	878	35,910
		3,060,409
Information Technology (14.8%):
Activision Blizzard, Inc.	832	28,155
Adobe Systems, Inc.(a)	359	33,674
Agilent Technologies, Inc.	952	37,937
Akamai Technologies, Inc.(a)	416	23,117
Alliance Data Systems Corp.(a)	83	18,260
Alphabet, Inc., Class A(a)	39	29,753
Amdocs Ltd.	701	42,354
Amphenol Corp., Class A	640	37,005
Analog Devices, Inc.	484	28,648
ANSYS, Inc.(a)	460	41,152
Apple, Inc.	298	32,479
Applied Materials, Inc.	1,550	32,829
Arista Networks, Inc.(a)	448	28,269
ARRIS International PLC(a)	1,916	43,915
Arrow Electronics, Inc.(a)	411	26,473
Automatic Data Processing, Inc.	478	42,881
Avnet, Inc.	737	32,649
Booz Allen Hamilton Holdings Corp.	1,344	40,696
Broadridge Financial Solutions, Inc.	274	16,251
CA, Inc.	1,109	34,146
Cadence Design Systems, Inc.(a)	1,422	33,531
CDK Global, Inc.	772	35,937
CDW Corp.	896	37,184
Cisco Systems, Inc.	1,204	34,278
Citrix Systems, Inc.(a)	530	41,647
Cognizant Technology Solutions Corp., Class A(a)	524	32,855
Corning, Inc.	1,682	35,137
eBay, Inc.(a)	1,141	27,224
Echostar Holding Corp.(a)	798	35,343
EMC Corp.	1,326	35,338
F5 Networks, Inc.(a)	314	33,237
Facebook, Inc., Class A(a)	240	27,384
Fidelity National Information Services, Inc.	496	31,402
Fiserv, Inc.(a)	420	43,084

See notes to schedules of investments.

Security Description	Shares	Value
Fleetcor Technologies, Inc.(a)	352	$52,360
Flextronics International Ltd.(a)	2,437	29,390
FLIR Systems, Inc.	1,171	38,584
Gartner, Inc.(a)	375	33,506
Genpact Ltd.(a)	840	22,840
Global Payments, Inc.	545	35,589
HP, Inc.	1,951	24,036
Intel Corp.	1,097	35,488
International Business Machines Corp.	265	40,135
IPG Photonics Corp.(a)	455	43,716
Jack Henry & Associates, Inc.	314	26,555
Juniper Networks, Inc.	1,246	31,785
Keysight Technologies, Inc.(a)	1,830	50,765
KLA-Tencor Corp.	861	62,689
Lam Research Corp.	388	32,049
Linear Technology Corp.	580	25,845
Mastercard, Inc., Class A	418	39,501
Microchip Technology, Inc.	958	46,176
Micron Technology, Inc.(a)	3,246	33,986
Motorola Solutions, Inc.	460	34,822
NVIDIA Corp.	737	26,259
Oracle Corp.	1,012	41,401
Paychex, Inc.	844	45,584
Qualcomm, Inc.	448	22,911
Red Hat, Inc.(a)	411	30,624
Sabre Corp.	1,240	35,861
SanDisk Corp.	270	20,542
Seagate Technology PLC	1,036	35,690
Skyworks Solutions, Inc.	500	38,950
Symantec Corp.	1,117	20,530
Synopsys, Inc.(a)	933	45,194
Texas Instruments, Inc.	560	32,155
The Ultimate Software Group, Inc.(a)	178	34,443
The Western Union Co.	1,454	28,048
Total System Services, Inc.	807	38,397
Trimble Navigation Ltd.(a)	1,565	38,812
Tyler Technologies, Inc.(a)	347	44,627
Vantiv, Inc.(a)	730	39,332
VeriSign, Inc.(a)	320	28,333
Visa, Inc., Class A	486	37,169
VMware, Inc., Class A(a)	450	23,540
Western Digital Corp.	626	29,572
Xilinx, Inc.	829	39,319
		2,651,334
Materials (4.8%):
Air Products & Chemicals, Inc.	268	38,605
Airgas, Inc.	251	35,552
Albemarle Corp.	763	48,778
AptarGroup, Inc.	536	42,028
Ball Corp.	297	21,173
Bemis Co., Inc.	507	26,252
CF Industries Holdings, Inc.	929	29,115
Crown Holdings, Inc.(a)	598	29,655
Eastman Chemical Co.	518	37,415
Ecolab, Inc.	334	37,248
International Flavors & Fragrances, Inc.	161	18,317
International Paper Co.	778	31,929
LyondellBasell Industries NV, Class A	310	26,530
Martin Marietta Materials, Inc.	171	27,276
NewMarket Corp.	73	28,927
Packaging Corp. of America	647	39,079
PPG Industries, Inc.	348	38,799
Praxair, Inc.	396	45,321
Reliance Steel & Aluminum Co.	377	26,085
Sealed Air Corp.	704	33,799
Sonoco Products Co.	597	28,996
The Dow Chemical Co.	529	26,905
The Mosaic Co.	978	26,406
The Valspar Corp.	388	41,524

See notes to schedules of investments.

Security Description	Shares	Value
W.R. Grace & Co.(a)	621	$44,203
Westlake Chemical Corp.	873	40,420
		870,337
Telecommunication Services (0.8%):
AT&T, Inc.	1,470	57,579
CenturyLink, Inc.	855	27,326
Verizon Communications, Inc.	959	51,863
		136,768
Utilities (6.7%):
AGL Resources, Inc.	558	36,348
Alliant Energy Corp.	408	30,306
Ameren Corp.	601	30,110
American Electric Power Co., Inc.	683	45,351
American Water Works Co., Inc.	411	28,331
Aqua America, Inc.	820	26,092
Atmos Energy Corp.	353	26,214
CMS Energy Corp.	710	30,132
Consolidated Edison, Inc.	666	51,029
Dominion Resources, Inc.	724	54,388
DTE Energy Co.	526	47,687
Duke Energy Corp.	568	45,826
Eversource Energy	774	45,155
Exelon Corp.	2,317	83,087
Great Plains Energy, Inc.	1,316	42,441
ITC Holdings Corp.	938	40,869
NextEra Energy, Inc.	413	48,874
Oge Energy Corp.	1,434	41,055
PG&E Corp.	769	45,925
Pinnacle West Capital Corp.	622	46,694
Public Service Enterprise Group, Inc.	939	44,264
Questar Corp.	988	24,502
SCANA Corp.	288	20,203
Sempra Energy	433	45,054
TECO Energy, Inc.	1,741	47,930
The Southern Co.	1,030	53,282
WEC Energy Group, Inc.	787	47,275
Westar Energy, Inc.	628	31,155
Xcel Energy, Inc.	1,219	50,979
		1,210,558
Total Common Stocks (Cost $14,863,468)		17,264,183

	Principal Amount
Cash Equivalents (2.2%)
Citibank Money Market Deposit Account, 0.05%(b)	$385,922	385,922
Total Cash Equivalents (Cost $385,922)		385,922
Total Investments (Cost $15,249,390) — 98.2%		17,650,105
Segregated Cash with Broker — 0.6%(c)		110,522
Other assets in excess of liabilities — 1.2%		219,468
NET ASSETS - 100.00%		$17,980,095

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.
(c)	Segregated cash with broker represents collateral for futures contracts.

LP—Limited Partnership

PLC—Public Liability Co.

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	6	6/20/16	$615,450	$14,404

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP US Small Cap Volatility Wtd Index Fund	March 31, 2016
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Consumer Discretionary (16.5%):
Aaron’s, Inc.	311	$7,806
AMC Entertainment Holdings, Inc.	378	10,580
American Axle & Manufacturing Holdings, Inc.(a)	563	8,665
American Eagle Outfitters, Inc.	615	10,252
Asbury Automotive Group, Inc.(a)	162	9,694
Biglari Holdings, Inc.(a)	41	15,240
BJ’s Restaurants, Inc.(a)	304	12,637
Bloomin’ Brands, Inc.	710	11,978
Bob Evans Farms, Inc.	329	15,361
Brinker International, Inc.	314	14,428
Buffalo Wild Wings, Inc.(a)	66	9,776
Caleres, Inc.	419	11,854
Cavco Industries, Inc.(a)	123	11,496
Choice Hotels International, Inc.	282	15,242
Cooper Tire & Rubber Co.	337	12,476
Cooper-Standard Holding(a)	181	13,003
Core-Mark Holding Co., Inc.	150	12,234
CST Brands, Inc.	380	14,549
Dave & Buster’s Enterntainment, Inc.(a)	282	10,936
Denny’s Corp.(a)	1,422	14,732
Diamond Resorts Internationa(a)	329	7,995
Dineequity, Inc.	178	16,631
Dorman Products, Inc.(a)	262	14,258
Drew Industries, Inc.	255	16,437
DSW, Inc.	446	12,327
Entravision Communications Corp.	1,105	8,221
Ethan Allen Interiors, Inc.	386	12,283
Express, Inc.(a)	519	11,112
Fiesta Restaurant Group, Inc.(a)	291	9,539
Five Below, Inc.(a)	300	12,402
Fossil Group, Inc.(a)	116	5,153
Francesca’s Holdings Corp.(a)	542	10,385
Genesco, Inc.(a)	161	11,632
Gentherm, Inc.(a)	246	10,231
G-III Apparel Group, Ltd.(a)	168	8,214
GNC Holdings, Inc.	241	7,652
Grand Canyon Education, Inc.(a)	322	13,762
Gray Television, Inc.(a)	630	7,384
Guess?, Inc.	523	9,817
Helen of Troy Ltd.(a)	131	13,583
Hibbett Sports, Inc.(a)	302	10,842
HSN, Inc.	216	11,298
Installed Building Products, Inc.(a)	343	9,127
Interval Leisure Group, Inc.	710	10,252
iRobot Corp.(a)	357	12,602
Jack in the Box, Inc.	159	10,155
KB Home	703	10,039
Krispy Kreme Doughnuts, Inc.(a)	885	13,797
Lands’ End, Inc.(a)	401	10,230
La-Z-Boy, Inc.	451	12,060
Lithia Motors, Inc.	121	10,567
Marriott Vacations Worldwide Corp.	150	10,125
Mattress Firm Holding Corp.(a)	170	7,206
MDC Holdings, Inc.	555	13,908
Meredith Corp.	259	12,303
Meritage Homes Corp.(a)	272	9,917
Metaldyne Performance Group, Inc.	578	9,716
Monro Muffler Brake, Inc.	233	16,652
Movado Group, Inc.	279	7,681
Murphy USA, Inc.(a)	204	12,536
Nexstar Broadcasting Group, Inc.	191	8,456
Nutrisystem, Inc.	394	8,223
Papa John’s International, Inc.	209	11,326
Popeyes Louisiana Kitchen, Inc.(a)	273	14,212
Red Robin Gourmet Burgers, Inc.(a)	170	10,960
Restoration Hardware Holding(a)	203	8,506
Ruth’s Hospitality Group, Inc.	908	16,716

See notes to schedules of investments.

Security Description	Shares	Value
Sinclair Broadcast Group, Inc.	342	$10,517
Smith & Wesson Holding Corp.(a)	351	9,344
Sonic Automotive, Inc.	612	11,310
Sonic Corp.	329	11,568
Standard Motor Products, Inc.	325	11,261
Starz(a)	303	7,978
Steven Madden Ltd.(a)	348	12,889
Sturm Ruger & Co.	132	9,026
Taylor Morrison Home Corp., Class A(a)	764	10,788
Tenneco, Inc.(a)	215	11,075
Texas Roadhouse, Inc.	335	14,599
The Buckle, Inc.	386	13,074
The Cato Corp., Class A	342	13,184
The Cheesecake Factory, Inc.	330	17,521
The Wendy’s Co.	1,481	16,128
Thor Industries, Inc.	269	17,154
Tile Shop Holdings, Inc.(a)	671	10,005
TRI Pointe Group, Inc.(a)	1,039	12,239
Tumi Holdings, Inc.(a)	454	12,176
Tupperware Brands Corp.	192	11,132
Universal Electronics, Inc.(a)	222	13,762
Visteon Corp.	83	6,606
Vitamin Shoppe, Inc.(a)	340	10,526
Wiley (John) & Sons	326	15,937
Wolverine World Wide, Inc.	599	11,034
		1,062,202
Consumer Staples (4.8%):
B&G Foods, Inc.	379	13,193
Calavo Growers, Inc.	186	10,613
Cal-Maine Foods, Inc.	178	9,240
Coca-Cola Bottling Co. Consolidated	51	8,148
Ingles Markets, Inc.	258	9,675
Inter Parfums, Inc.	394	12,174
J&J Snack Foods Corp.	183	19,815
John B. Sanfilippo & Son, Inc.	137	9,465
Lancaster Colony Corp.	153	16,917
National Beverage Corp.(a)	246	10,411
Nu Skin Enterprises, Inc.	198	7,574
PriceSmart, Inc.	174	14,717
Sanderson Farms, Inc.	135	12,174
Smart & Final Stores, Inc.(a)	698	11,308
Snyder’s-Lance, Inc.	399	12,561
SpartanNash Co.	337	10,214
SUPERVALU, Inc.(a)	1,381	7,955
The Boston Beer Co., Inc.(a)	67	12,399
The Fresh Market, Inc.(a)	314	8,958
Tootsie Roll Industries, Inc.	658	22,982
United Natural Foods, Inc.(a)	190	7,657
USANA Health Sciences, Inc.(a)	52	6,314
Vector Group Ltd.	878	20,054
WD-40 Co.	173	18,686
Weis Markets, Inc.	317	14,284
		307,488
Energy (0.8%):
Dorian LPG Ltd.(a)	839	7,887
Dril-Quip, Inc.(a)	179	10,840
Oceaneering International, Inc.	341	11,334
Oil States International, Inc.(a)	263	8,290
Semgroup Corp.	258	5,779
Western Refining, Inc.	309	8,989
		53,119
Financials (24.1%):
American Equity Investment Life Holding Co.	721	12,113
American National Insurance Co.	197	22,754
AMERISAFE, Inc.	321	16,865
Artisan Partners Asset Ma, Class A	410	12,644

See notes to schedules of investments.

Security Description	Shares	Value
Associated Banc-Corp.	816	$14,639
Astoria Financial Corp.	1,001	15,856
BancorpSouth, Inc.	674	14,363
Bank of Hawaii Corp.	258	17,617
Banner Corp.	357	15,008
BBCN Bancorp, Inc.	871	13,230
Beneficial Bancorp, Inc.(a)	1,599	21,890
BGC Partners, Inc., Class A	1,382	12,507
BNC Bancorp	682	14,404
BofI Holding, Inc.(a)	309	6,594
Boston Private Financial Holdings, Inc.	1,323	15,148
Capital Bank Financial Corp.	511	15,764
Capitol Federal Financial, Inc.	1,961	26,003
Cathay General Bancorp	516	14,618
Chemical Financial Corp.	480	17,131
Cohen & Steers, Inc.	429	16,696
Columbia Banking System, Inc.	499	14,930
Community Bank System, Inc.	445	17,003
Cullen/Frost Bankers, Inc.	219	12,069
CVB Financial Corp.	937	16,351
Eagle Bancorp, Inc.(a)	300	14,400
Employers Holdings, Inc.	370	10,412
Essent Group Ltd.(a)	702	14,602
EverBank Financial Corp.	1,030	15,543
Evercore Partners, Inc.	274	14,180
FBL Financial Group, Inc., Class A	276	16,980
Federated Investors, Inc.	558	16,097
Financial Engines, Inc.	371	11,661
First Cash Financial Services, Inc.	199	9,166
First Citizens BancShares, Inc.	59	14,813
First Financial Bancorp	895	16,271
First Financial Bankshares, Inc.	473	13,991
First Interstate BancSystem, Inc.	633	17,807
First Merchants Corp.	839	19,776
First Midwest Bancorp, Inc.	880	15,858
Flagstar BanCorp, Inc.(a)	695	14,915
FNB Corp.	1,198	15,586
Fulton Financial Corp.	1,205	16,123
GAMCO Investors, Inc., Class A	302	11,192
Glacier Bancorp, Inc.	557	14,159
Great Western BanCorp, Inc.	482	13,144
Hancock Holding Co.	499	11,457
HFF, Inc.	339	9,333
Hilltop Holdings, Inc.(a)	669	12,631
Home BancShares, Inc.	354	14,496
Horace Mann Educators Corp.	531	16,827
IBERIABANK Corp.	269	13,792
Independent Bank Corp.	338	15,534
International Bancshares Corp.	540	13,316
Janus Capital Group, Inc.	839	12,275
Kemper Corp.	367	10,852
Lendingtree, Inc.(a)	51	4,987
Lpl Financial Holdings, Inc.	306	7,589
MB Financial, Inc.	472	15,316
Mercury General Corp.	331	18,371
MGIC Investment Corp.(a)	1,538	11,796
Moelis & Co.	517	14,595
National General Holdings Corp.	671	14,487
National Penn Bancshares, Inc.	1,300	13,832
NBT Bancorp, Inc.	644	17,356
Nelnet, Inc.	341	13,425
Northstar Asset Management Group, Inc.	843	9,568
Northwest Bancshares, Inc.	1,608	21,724
Old National Bancorp	1,316	16,042
Opus Bank	359	12,206
Park National Corp.	164	14,760
Pinnacle Financial Partners, Inc.	285	13,982
PRA Group, Inc.(a)	258	7,583
Primerica, Inc.	291	12,958
PrivateBancorp, Inc.	329	12,699

See notes to schedules of investments.

Security Description	Shares	Value
ProAssurance Corp.	528	$26,717
Prosperity Bancshares, Inc.	262	12,154
Provident Financial Services, Inc.	954	19,261
Radian Group, Inc.	1,125	13,950
Renasant Corp.	528	17,376
RLI Corp.	264	17,651
Selective Insurance Group, Inc.	467	17,097
ServisFirst Bancshares, Inc.	366	16,250
Simmons First National Corp.	307	13,836
SLM Corp.(a)	1,859	11,823
South State Corp.	256	16,443
Stifel Financial Corp.(a)	366	10,834
Talmer Bancorp, Inc.	869	15,720
TCF Financial Corp.	1,138	13,952
Texas Capital Bancshares, Inc.(a)	279	10,708
The Navigators Group, Inc.(a)	244	20,464
Towne Bank	916	17,579
Trustmark Corp.	752	17,319
UMB Financial Corp.	302	15,592
Union Bankshares Corp.	705	17,364
United Bankshares, Inc.	446	16,368
United Community Banks, Inc.	816	15,072
United Fire Group, Inc.	342	14,986
Valley National Bancorp	1,834	17,497
Waddell & Reed Financial, Inc.	383	9,016
Washington Federal, Inc.	782	17,712
WesBanco, Inc.	613	18,213
Westamerica BanCorp	322	15,685
Wintrust Financial Corp.	343	15,209
WisdomTree Investments, Inc.	533	6,092
WSFS Financial Corp.	522	16,975
		1,551,577
Health Care (8.3%):
Abaxis, Inc.	211	9,577
Aceto Corp.	362	8,529
Adeptus Health, Inc.(a)	84	4,665
Air Methods Corp.(a)	252	9,127
AMN Healthcare Services, Inc.(a)	205	6,890
Analogic Corp.	187	14,775
Anika Therapeutics, Inc.(a)	235	10,509
Atrion Corp.	44	17,396
Cambrex Corp.(a)	199	8,756
Cantel Medical Corp.	196	13,987
Chemed Corp.	99	13,410
Computer Programs & Systems	168	8,756
CONMED Corp.	295	12,372
CorVel Corp.(a)	396	15,610
Diplomat Pharmacy, Inc.(a)	268	7,343
Globus Medical, Inc.(a)	502	11,923
HealthEquity, Inc.(a)	402	9,917
HealthStream, Inc.(a)	522	11,531
HMS Holdings Corp.(a)	485	6,960
ICU Medical, Inc.(a)	124	12,908
Inogen, Inc.(a)	245	11,020
Inovalon Holdings, Inc., Class A(a)	417	7,723
Insys Therapeutics, Inc.(a)	373	5,964
Lannett Co., Inc.(a)	272	4,877
LHC Group, Inc.(a)	284	10,099
LifePoint Health, Inc.(a)	154	10,665
Ligand Pharmaceuticals, Inc.(a)	84	8,996
Luminex Corp.(a)	561	10,883
Masimo Corp.(a)	325	13,598
Meridian Bioscience, Inc.	775	15,973
Merit Medical Systems, Inc.(a)	439	8,117
MiMedx Group, Inc.(a)	750	6,555
Myriad Genetics, Inc.(a)	302	11,304
National Healthcare Corp.	291	18,129
Natus Medical, Inc.(a)	293	11,260
Neogen Corp.(a)	197	9,919

See notes to schedules of investments.

Security Description	Shares	Value
NuVasive, Inc.(a)	284	$13,817
Nuvectra Corp.(a)	77	417
Omnicell, Inc.(a)	463	12,903
Owens & Minor, Inc.	467	18,876
PharMerica Corp.(a)	334	7,385
Phibro Animal Health Corp., Class A	350	9,464
Pra Health Sciences, Inc.(a)	207	8,851
Prestige Brands Holdings, Inc.(a)	238	12,707
Quality Systems, Inc.	536	8,169
Repligen Corp.(a)	243	6,517
research Holdings, Inc., Class A(a)	227	9,355
Select Medical Holdings Corp.(a)	865	10,216
Sucampo Pharmaceuticals, Inc.(a)	455	4,973
Supernus Pharmaceuticals, Inc.(a)	385	5,871
The Ensign Group, Inc.	508	11,501
US Physical Therapy, Inc.	261	12,980
		534,025
Industrials (20.0%):
AAON, Inc.	479	13,412
ABM Industries, Inc.	625	20,193
Air Transport Services Group, Inc.(a)	899	13,827
Alamo Group, Inc.	213	11,866
Allegiant Travel Co.	63	11,218
Altra Industrial Motion Corp.	594	16,502
American Railcar Industries, Inc.	184	7,494
American Woodmark Corp.(a)	131	9,771
Apogee Enterprises, Inc.	234	10,270
Applied Industrial Technologies, Inc.	423	18,358
Astec Industries, Inc.	261	12,181
Astronics Corp.(a)	220	8,393
AZZ, Inc.	246	13,925
Barnes Group, Inc.	431	15,098
BMC Stock Holdings, Inc.(a)	694	11,534
Ceb, Inc.	201	13,011
CLARCOR, Inc.	271	15,661
Comfort Systems USA, Inc.	359	11,405
Crane Co.	284	15,296
Deluxe Corp.	244	15,248
Dycom Industries, Inc.(a)	147	9,506
EMCOR Group, Inc.	385	18,712
Encore Wire Corp.	281	10,939
EnerSys	227	12,648
ESCO Technologies, Inc.	491	19,140
Esterline Technologies Corp.(a)	130	8,329
Exponent, Inc.	368	18,772
Federal Signal Corp.	778	10,316
Forward Air Corp.	310	14,049
Franklin Electric Co., Inc.	367	11,806
FTI Consulting, Inc.(a)	278	9,872
G&K Services, Inc.	250	18,313
GATX Corp.	257	12,208
Generac Holdings, Inc.(a)	237	8,826
Gibraltar Industries, Inc.(a)	347	9,924
Griffon Corp.	1,005	15,527
Hawaiian Holdings, Inc.(a)	205	9,674
Healthcare Services Group	516	18,994
Heartland Express, Inc.	680	12,614
Herman Miller, Inc.	521	16,094
Hillenbrand, Inc.	532	15,933
HNI Corp.	366	14,336
Hub Group, Inc., Class A(a)	320	13,053
Huron Consulting Group, Inc.(a)	153	8,903
Hyster-Yale Materials Handling, Inc.	214	14,252
ICF International, Inc.(a)	453	15,570
Insperity, Inc.	265	13,708
Interface, Inc.	593	10,994
John Bean Technologies Corp.	205	11,564
Kaman Corp.	522	22,284
KBR, Inc.	726	11,238

See notes to schedules of investments.

Security Description	Shares	Value
Kelly Services, Inc., Class A	762	$14,569
Knight Transportation, Inc.	417	10,905
Knoll, Inc.	656	14,202
Korn/Ferry International	577	16,323
Landstar System, Inc.	257	16,604
Matson, Inc.	303	12,172
Matthews International Corp.	367	18,889
McGrath RentCorp	529	13,267
Mistras Group, Inc.(a)	289	7,159
Moog, Inc.(a)	260	11,877
MSA Safety, Inc.	265	12,813
Mueller Industries, Inc.	579	17,035
Mueller Water Products, Inc.	1,447	14,296
Multi-Color Corp.	173	9,230
National Presto Industries, Inc.	173	14,486
Navigant Consulting, Inc.(a)	940	14,861
On Assignment, Inc.(a)	362	13,365
Oshkosh Corp.	272	11,117
Patrick Industries, Inc.(a)	191	8,669
Primoris Services Corp.	421	10,230
Proto Labs, Inc.(a)	160	12,334
RBC Bearings, Inc.(a)	218	15,972
Rexnord Corp.(a)	613	12,395
Rush Enterprises, Inc., Class A(a)	570	10,397
Saia, Inc.(a)	301	8,473
Simpson Manufacturing Co., Inc.	539	20,575
SkyWest, Inc.	441	8,816
Standex International Corp.	195	15,173
Steelcase, Inc.	678	10,116
Sun Hydraulics Corp.	423	14,039
Swift Transportation Co.(a)	466	8,682
TASER International, Inc.(a)	377	7,401
Team, Inc.(a)	368	11,180
Terex Corp.	281	6,991
Textainer Group Holdings Ltd.	381	5,654
The Greenbrier Cos., Inc.	272	7,518
Trex Co., Inc.(a)	202	9,682
Trinity Industries, Inc.	427	7,818
TrueBlue, Inc.(a)	381	9,963
Tutor Perini Corp.(a)	481	7,475
UniFirst Corp.	159	17,350
Universal Forest Products, Inc.	135	11,586
US Ecology, Inc.	291	12,851
Virgin America, Inc.(a)	371	14,305
Wabash National Corp.(a)	872	11,510
WageWorks, Inc.(a)	238	12,045
Werner Enterprises, Inc.	418	11,353
WESCO International, Inc.(a)	235	12,847
West Corp.	444	10,132
Woodward, Inc.	272	14,149
		1,283,612
Information Technology (14.8%):
ADTRAN, Inc.	769	15,549
Ambarella, Inc.(a)	160	7,152
Anixter International, Inc.(a)	231	12,037
Aspen Technology, Inc.(a)	381	13,766
AVX Corp.	1,421	17,862
Badger Meter, Inc.	212	14,100
Benchmark Electronics, Inc.(a)	653	15,052
Blackbaud, Inc.	210	13,207
Cabot Microelectronics Corp.	389	15,914
CACI International, Inc., Class A(a)	123	13,124
CalAmp Corp.(a)	538	9,646
Cardtronics, Inc.(a)	382	13,748
Cass Information Systems, Inc.	290	15,182
Cirrus Logic, Inc.(a)	209	7,610
Coherent, Inc.(a)	116	10,660
Convergys Corp.	548	15,218
CSG Systems International, Inc.	352	15,896

See notes to schedules of investments.

Security Description	Shares	Value
Diodes, Inc.(a)	588	$11,819
Ebix, Inc.	238	9,708
Electronics For Imaging, Inc.(a)	391	16,574
Ellie Mae, Inc.(a)	96	8,701
Entegris, Inc.(a)	1,023	13,933
ePlus, Inc.(a)	117	9,420
ExlService Holdings, Inc.(a)	290	15,022
Finisar Corp.(a)	598	10,908
Fitbit, Inc., Class A(a)	385	5,833
GrubHub, Inc.(a)	277	6,961
II-VI, Inc.(a)	581	12,614
Infinera Corp.(a)	552	8,865
Insight Enterprises, Inc.(a)	447	12,802
Integrated Device Technology, Inc.(a)	363	7,420
InterDigital, Inc.	272	15,137
Littelfuse, Inc.	117	14,404
LogMeIn, Inc.(a)	212	10,698
ManTech International Corp., Class A	563	18,011
Mercury Systems, Inc.(a)	718	14,575
Methode Electronics, Inc.	256	7,485
Microstrategy, Inc., Class A(a)	53	9,525
MKS Instruments, Inc.	500	18,824
Monolithic Power Systems, Inc.	225	14,319
Monotype Imaging Holdings, Inc.	511	12,223
MTS Systems Corp.	225	13,691
NETGEAR, Inc.(a)	229	9,245
NeuStar, Inc.(a)	345	8,487
Newport Corp.(a)	300	6,900
NIC, Inc.	746	13,449
OSI Systems, Inc.(a)	122	7,990
Paycom Software, Inc.(a)	224	7,974
Pegasystems, Inc.	451	11,446
Perficient, Inc.(a)	530	11,512
Photronics, Inc.(a)	1,243	12,940
Plantronics, Inc.	236	9,249
Plexus Corp.(a)	279	11,026
Polycom, Inc.(a)	1,099	12,254
Power Integrations, Inc.	267	13,259
QLogic Corp.(a)	547	7,352
Qualys, Inc.(a)	265	6,707
Rackspace Hosting, Inc.(a)	352	7,600
Rambus, Inc.(a)	592	8,140
Rofin-Sinar Technologies, Inc.(a)	467	15,047
Rogers Corp.(a)	179	10,717
Sanmina Corp.(a)	456	10,661
ScanSource, Inc.(a)	265	10,701
Science Applications International Corp.	285	15,202
Shutterstock, Inc.(a)	163	5,987
Silicon Laboratories, Inc.(a)	270	12,139
SPS Commerce, Inc.(a)	241	10,349
Super Micro Computer, Inc.(a)	212	7,225
Sykes Enterprises, Inc.(a)	547	16,508
Synaptics, Inc.(a)	78	6,220
Synchronoss Technologies, Inc.(a)	293	9,476
Tech Data Corp.(a)	153	11,746
TeleTech Holdings, Inc.	578	16,045
Tessera Technologies, Inc.	441	13,671
TiVo, Inc.(a)	1,800	17,119
Ubiquiti Networks, Inc.(a)	301	10,014
VeriFone Systems, Inc.(a)	476	13,442
Virtusa Corp.(a)	322	12,062
Web.com Group, Inc.(a)	626	12,407
WebMD Health Corp.(a)	203	12,714
Wex, Inc.(a)	153	12,754
		952,931
Materials (4.2%):
Balchem Corp.	201	12,466
Boise Cascade Co.(a)	401	8,309
Calgon Carbon Corp.	700	9,814

See notes to schedules of investments.

Security Description	Shares	Value
Chemtura Corp.(a)	513	$13,543
Clearwater Paper Corp.(a)	235	11,400
Compass Minerals International, Inc.	220	15,589
Domtar Corp.	367	14,864
Eagle Materials	170	11,919
Futurefuel Corp.	634	7,475
Greif, Inc., Class A	331	10,840
H.B. Fuller Co.	401	17,022
Huntsman Corp.	501	6,663
Innospec, Inc.	322	13,962
KapStone Paper and Packaging Corp.	485	6,717
Minerals Technologies, Inc.	197	11,199
Neenah Paper, Inc.	250	15,914
P.H. Glatfelter Co.	521	10,800
PolyOne Corp.	426	12,887
Quaker Chemical Corp.	157	13,323
Schweitzer-Mauduit International, Inc.	443	13,946
Sensient Technologies Corp.	284	18,024
Stepan Co.	205	11,334
		268,010
Telecommunication Services (0.6%):
Cincinnati Bell, Inc.(a)	2,614	10,116
Inteliquent, Inc.	516	8,282
Shenandoah Telecommunications Co.	412	11,021
Vonage Holdings Corp.(a)	1,785	8,157
		37,576
Utilities (3.7%):
ALLETE, Inc.	329	18,447
American States Water Co.	379	14,917
Avista Corp.	506	20,635
California Water Service Group	541	14,456
Chesapeake Utilities Corp.	218	13,727
Cleco Corp.	582	32,132
El Paso Electric Co.	426	19,545
MGE Energy, Inc.	365	19,071
NorthWestern Corp.	346	21,365
Ormat Technologies, Inc.	396	16,331
Otter Tail Corp.	585	17,328
SJW Corp.	428	15,558
The Empire District Electric Co.	377	12,460
		235,972
Total Common Stocks (Cost $5,800,012)		6,286,512

	Principal Amount
Cash Equivalents (3.8%)
Citibank Money Market Deposit Account, 0.05%(b)	$242,243	242,243
Total Cash Equivalents (Cost $242,243)		242,243
Total Investments (Cost $6,042,255) — 101.5%		6,528,755
Segregated Cash with Broker — 0.6%(c)		36,096
Liabilities in excess of other assets — (2.0)%		(131,384)
NET ASSETS - 100.00%		$6,433,467

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.
(c)	Segregated cash with broker represents collateral for futures contracts.

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	3	6/20/16	$332,880	$7,883

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP International Volatility Wtd Index Fund	March 31, 2016
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (109.4%)
Australia (4.9%):
Consumer Staples (0.3%):
Wesfarmers Ltd.	616	$19,549

Energy (0.2%):
Caltex Australia Ltd.	607	15,828

Financials (2.2%):
AMP Ltd.	3,871	17,155
Australia & New Zealand Banking Group Ltd.	733	13,138
Commonwealth Bank of Australia	281	16,106
Insurance Australia Group Ltd.	3,745	15,991
Macquarie Group Ltd.	288	14,574
National Australia Bank Ltd.	735	14,755
QBE Insurance Group Ltd.	1,723	14,396
Suncorp Group Ltd.	1,756	16,018
Westpac Banking Corp.	584	13,562
		135,695
Health Care (0.5%):
CSL Ltd.	249	19,346
Ramsay Health Care Ltd.	340	15,961
		35,307
Industrials (0.7%):
Asciano, Ltd.	1,986	13,644
Brambles Ltd.	1,658	15,357
Cimic Group, Ltd.	497	13,221
		42,222
Materials (0.4%):
Amcor Ltd.	1,446	15,876
Newcrest Mining Ltd. (b)	674	8,720
		24,596
Telecommunication Services (0.6%):
Telstra Corp. Ltd.	4,952	20,205
Tpg Telecom, Ltd.	1,794	15,586
		35,791
		308,988
Austria (0.2%):
Financials (0.2%):
Erste Group Bank AG (b)	442	12,403

Belgium (2.1%):
Consumer Discretionary (0.3%):
Telenet Group Holding NV (b)	360	18,191

Consumer Staples (0.6%):
Anheuser-Busch InBev NV	119	14,781
Colruyt SA	360	20,932
		35,713
Financials (0.6%):
Ageas	454	17,964
Groupe Bruxelles Lambert SA	244	20,100
		38,064
Health Care (0.2%):
UCB SA	174	13,280

Materials (0.2%):
Solvay SA	129	12,895

Telecommunication Services (0.2%):
Proximus SADP	472	16,104
		134,247
Bermuda (0.5%):
Financials (0.2%):
Hongkong Land Holdings Ltd.	2,600	15,580

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (0.3%):
Jardine Matheson Holdings Ltd.	300	$17,112
		32,692
Canada (9.2%):
Consumer Discretionary (1.1%):
Canadian Tire Corp. Ltd.	128	13,325
Dollarama, Inc.	204	14,357
Gildan Activewear, Inc.	429	13,082
Magna International, Inc.	249	10,705
Shaw Communications, Inc., Class B	839	16,210
		67,679
Consumer Staples (1.3%):
Alimentation Couche-Tard, Inc., Class B	289	12,863
George Weston Ltd.	210	18,804
Loblaw Cos. Ltd.	341	19,095
Metro, Inc.	492	17,072
Saputo, Inc.	499	16,001
		83,835
Energy (0.5%):
Imperial Oil Ltd.	330	11,026
Inter Pipeline Ltd.	482	9,929
Pembina Pipeline Corp.	405	10,950
		31,905
Financials (3.7%):
Bank of Montreal	280	17,006
Brookfield Asset Management, Inc.	419	14,574
Canadian Imperial Bank of Commerce	223	16,661
Ci Financial Corp.	632	13,968
Great-West Lifeco, Inc.	619	17,036
IGM Financial, Inc.	477	14,370
Intact Financial Corp.	253	17,715
Manulife Financial Corp.	785	11,111
National Bank of Canada	434	14,200
Power Corp. of Canada	650	14,996
Power Financial Corp.	652	16,303
Royal Bank of Canada	281	16,192
Sun Life Financial, Inc.	438	14,132
The Bank of Nova Scotia	322	15,738
The Toronto-Dominion Bank	408	17,613
		231,615
Industrials (0.4%):
Canadian National Railway Co.	237	14,812
Canadian Pacific Railway Ltd.	74	9,833
		24,645
Information Technology (0.4%):
CGI Group, Inc. (b)	300	14,340
Constellation Software, Inc.	26	10,647
		24,987
Materials (0.5%):
Agrium, Inc.	150	13,245
Franco-Nevada Corp.	141	8,660
Potash Corp. of Saskatchewan, Inc.	479	8,156
		30,061
Telecommunication Services (0.9%):
BCE, Inc.	449	20,465
Rogers Communications, Inc.	390	15,617
TELUS Corp.	723	23,540
		59,622
Utilities (0.4%):
Canadian Utilities Ltd., Class A	407	11,392
Fortis, Inc.	383	12,007
		23,399
		577,748

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
China (0.1%):
Industrials (0.1%):
China State Construction Int	6,000	$8,949

Denmark (1.9%):
Consumer Discretionary (0.2%):
Pandora A/S	95	12,423

Financials (0.2%):
Danske Bank A/S	461	13,012

Health Care (0.4%):
Genmab A/S (b)	80	11,073
Novo Nordisk A/S, Class B	221	11,970
		23,043
Industrials (0.7%):
DSV A/S	322	13,396
ISS A/S	537	21,542
Vestas Wind Systems A/S	161	11,347
		46,285
Materials (0.4%):
Christian Hansen Holding A/S	222	14,891
Novozymes A/S, B Shares	267	11,992
		26,883
		121,646
Finland (1.5%):
Energy (0.2%):
Neste Oyj	368	12,091

Financials (0.3%):
Sampo Oyj, Class A	350	16,575

Industrials (0.4%):
Kone Oyj, Class B	289	13,907
Wartsila Oyj ABP	322	14,553
		28,460
Information Technology (0.2%):
Nokia Oyj	1,817	10,777

Materials (0.4%):
Stora ENSO Oyj, R Shares	1,209	10,800
UPM-Kymmene Oyj	695	12,563
		23,363
		91,266
France (10.6%):
Consumer Discretionary (2.9%):
Accor SA	261	11,039
Christian Dior SE	71	12,854
Compagnie Generale DES Etablissements Michelin	164	16,753
Eutelsat Communications SA	546	17,606
Hermes International	42	14,765
JCDecaux SA	332	14,528
Kering	60	10,711
LVMH Moet Hennessy Louis Vuitton SA	68	11,617
Numericable-Sfr	231	9,700
Psa Peugeot Citroen (b)	620	10,605
Publicis Groupe SA	227	15,914
Renault SA	101	10,035
Sodexo SA	145	15,603
Valeo SA	74	11,505
		183,235
Consumer Staples (0.9%):
Carrefour SA	454	12,470
Danone SA	231	16,387
L’Oreal SA	82	14,666

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Pernod Ricard SA	134	$14,919
		58,442
Financials (1.3%):
AXA SA	529	12,402
BNP Paribas SA	236	11,855
CNP Assurances	855	13,312
Credit Agricole SA	920	9,947
Natixis SA	1,830	8,995
SCOR SE	437	15,404
Societe Generale SA	250	9,236
		81,151
Health Care (0.6%):
Essilor International SA	115	14,167
Sanofi	167	13,424
Sartorius Stedim Biotech	30	11,412
		39,003
Industrials (2.7%):
Aeroports de Paris	165	20,374
Airbus Group SE	172	11,394
Bollore SA	3,542	13,729
Bureau Veritas SA	825	18,339
Compagnie de Saint-Gobain	306	13,438
Eiffage SA	196	15,037
Legrand SA	287	16,039
Schneider Electric SA	199	12,539
Societe BIC SA	102	15,323
Thales SA	177	15,464
Vinci SA	226	16,772
		168,448
Information Technology (1.0%):
Atos SE	199	16,160
Cap Gemini SA	158	14,819
Dassault Systemes SA	209	16,556
Ingenico Group	103	11,805
		59,340
Materials (0.2%):
Air Liquide SA	130	14,582

Telecommunication Services (0.5%):
Iliad SA	60	15,413
Orange SA	720	12,571
		27,984
Utilities (0.5%):
Suez Environnement Co.	806	14,752
Veolia Environnement SA	644	15,498
		30,250
		662,435
Germany (7.1%):
Consumer Discretionary (1.2%):
Bayerische Motoren Werke AG	140	12,850
Continental AG	61	13,833
Daimler AG, Registered Shares	171	13,085
Kabel Deutschland Holding AG	170	19,031
ProSiebenSat.1 Media SE	283	14,525
		73,324
Consumer Staples (0.3%):
Beiersdorf AG	175	15,760

Financials (1.8%):
Allianz SE	104	16,887
Commerzbank AG	1,164	10,098
Deutsche Boerse AG	172	14,642
Hannover Rueck SE	148	17,198
Muenchener Rueckversicherungs-Gesellschaft AG	104	21,102
Talanx AG	544	18,535

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Vonovia SE	421	$15,112
		113,574
Health Care (0.9%):
Bayer AG	129	15,113
Fresenius Medical Care AG & Co. KGaA	172	15,172
Fresenius SE & Co. KGaA	211	15,378
Merck KGaA	161	13,390
		59,053
Industrials (1.0%):
Brenntag AG	268	15,269
Deutsche Post AG	575	15,956
Hochtief AG	119	14,529
Siemens AG	157	16,601
		62,355
Information Technology (0.7%):
Infineon Technologies AG	846	11,993
SAP SE	218	17,539
United Internet AG	262	13,124
		42,656
Materials (1.0%):
BASF SE	201	15,112
Evonik Industries AG	523	15,639
Linde AG	101	14,672
Symrise AG	247	16,534
		61,957
Telecommunication Services (0.2%):
Deutsche Telekom AG, Registered Shares	821	14,717
		443,396
Hong Kong (8.9%):
Consumer Discretionary (0.6%):
Chow Tai Fook Jewellery Group Ltd.	17,400	10,876
Galaxy Entertainment Group Ltd.	2,000	7,508
Michael Kors Holdings Ltd. (b)	126	7,177
Techtronic Industries Co. Ltd.	3,000	11,885
		37,446
Consumer Staples (0.5%):
Dairy Farm International Holdings Ltd.	3,100	18,715
WH Group Ltd. (b)	18,500	13,380
		32,095
Financials (3.8%):
AIA Group Ltd.	2,400	13,642
BOC Hong Kong Holdings Ltd.	4,000	11,949
China Overseas Land & Investment Ltd.	2,000	6,335
China Resources Land Limited	4,000	10,263
China Taiping Insurance Holdings Co. Ltd. (b)	3,600	7,929
Goldin Financial Holdings Ltd. (b)	4,000	4,127
Hang Lung Properties, Ltd.	7,000	13,365
Hang Seng Bank	900	15,925
Henderson Land Development Co., Ltd.	2,000	12,299
Hong Kong Exchanges and Clearing Ltd.	471	11,350
New World China Land, Ltd.	10,000	10,191
New World Development Co. Ltd.	15,000	14,317
Sino Land Co. Ltd.	10,000	15,885
Sun Hung KAI Properties, Ltd.	1,000	12,237
Swire Pacific Ltd., Class A	1,500	16,179
Swire Properties Ltd.	6,400	17,324
The Bank of East Asia Ltd.	3,600	13,456
The Wharf Holdings Ltd.	3,000	16,433
Wheelock & Co. Ltd.	3,000	13,406
		236,612
Industrials (1.6%):
Beijing Enterprises Holdings Ltd.	2,500	13,691
Cathay Pacific Airways Ltd.	7,000	12,124
China Merchants Holdings International.	4,000	11,894
CITIC Ltd.	8,000	12,172

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
CK Hutchison Holdings Ltd.	1,500	$19,489
Jardine Strategic Holdings Ltd.	500	14,926
MTR Corp. Ltd.	3,500	17,347
		101,643
Information Technology (0.0%):(c)
Hanergy Thin Film Power Group Ltd. (b)(d)	22,000	482

Telecommunication Services (0.5%):
China Mobile Ltd.	1,500	16,613
China Unicom Hong Kong Ltd.	10,000	13,171
		29,784
Utilities (1.9%):
Cheung Kong Infrastructure Holdings Ltd.	2,000	19,559
China Gas Holdings Ltd.	8,000	11,808
China Resources Power Holdings Co. Ltd.	6,000	11,217
CLP Holdings Ltd.	2,500	22,629
Guangdong Investment Ltd.	10,000	12,645
Hong Kong & China Gas Co. Ltd.	10,930	20,433
Power Assets Holdings Ltd.	2,000	20,470
		118,761
		556,823
Ireland (2.6%):
Consumer Discretionary (0.5%):
Paddy Power Betfair PLC	88	12,238
WPP PLC	713	16,593
		28,831
Consumer Staples (0.3%):
Kerry Group PLC	212	19,737

Financials (0.5%):
Bank of Ireland (b)	36,625	10,588
XL Group PLC	486	17,885
		28,473
Health Care (0.2%):
Shire PLC	211	12,032

Industrials (0.7%):
DCC PLC	197	17,371
Experian PLC	854	15,241
Pentair PLC	207	11,232
		43,844
Information Technology (0.2%):
Accenture PLC, Class A	137	15,810

Materials (0.2%):
CRH PLC	423	11,932
		160,659
Israel (0.9%):
Financials (0.3%):
Bank Hapoalim BM	3,623	18,814

Health Care (0.2%):
Teva Pharmaceutical Industries Ltd.	196	10,546

Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	163	14,258

Telecommunication Services (0.2%):
Bezeq The Israeli Telecommunication Corp.	5,311	11,992
		55,610
Italy (1.9%):
Consumer Discretionary (0.3%):
Luxottica Group SpA	205	11,291
Prada SpA	2,752	9,463
		20,754
Financials (0.7%):
Assicurazioni Generali SpA	886	13,113
EXOR SpA	305	10,911

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Intesa Sanpaolo SpA	3,415	$9,441
UniCredit SpA	2,114	7,619
		41,084
Industrials (0.3%):
Atlantia SpA	540	14,959
Utilities (0.6%):
Snam SpA	3,199	20,016
Terna Rete Elettrica Nazionale SpA	3,357	19,138
		39,154
		115,951
Japan (19.6%):
Consumer Discretionary (3.4%):
Aisin Seiki Co. Ltd.	290	10,917
Bridgestone Corp.	287	10,713
Denso Corp.	261	10,478
Dentsu, Inc.	200	10,035
Fuji Heavy Industries Ltd.	263	9,289
Honda Motor Co. Ltd.	402	10,993
Isuzu Motors Ltd.	959	9,893
Koito Manufacturing Co., Ltd.	200	9,057
Mazda Motor Corp.	500	7,762
Mitsubishi Motors Corp.	1,400	10,452
Nissan Motor Co. Ltd.	1,143	10,569
Nitori Holdings Co. Ltd.	100	9,151
Oriental Land Co. Ltd.	160	11,329
Panasonic Corp.	1,000	9,058
Rakuten, Inc.	1,000	9,654
Sekisui House Ltd.	549	9,264
Shimano, Inc.	53	8,313
Sumitomo Electric Industries Ltd.	804	9,751
Suzuki Motor Corp.	371	9,921
Toyota Industries Corp.	205	9,208
Toyota Motor Corp.	261	13,844
		209,651
Consumer Staples (1.6%):
Asahi Group Holdings Ltd.	400	12,451
Japan Tobacco, Inc.	235	9,783
Kao Corp.	262	13,972
MEIJI Holdings Co. Ltd.	100	8,037
Seven & i Holdings Co. Ltd.	326	13,892
Shiseido Co. Ltd.	400	8,912
Suntory Beverage & Food Ltd.	300	13,498
Uni-Charm Corp.	500	10,884
Yakult Honsha Co. Ltd.	217	9,602
		101,031
Financials (2.4%):
Daito Trust Construction Co. Ltd.	78	11,065
Daiwa House Industry Co. Ltd.	400	11,245
Daiwa Securities Group, Inc.	2,000	12,294
Japan Exchange Group, Inc.	500	7,650
Mitsubishi UFJ Financial Group, Inc.	2,297	10,645
Mizuho Financial Group, Inc.	7,345	10,948
Nomura Holdings, Inc.	2,150	9,604
ORIX Corp.	569	8,105
Resona Holdings, Inc.	3,090	11,019
Sompo Japan Nipponkoa Holdings, Inc.	300	8,503
Sumitomo Mitsui Financial Group, Inc.	339	10,293
Sumitomo Mitsui Trust Holdings, Inc.	4,024	11,782
Sumitomo Realty & Development	417	12,191
T&D Holdings, Inc.	1,000	9,342
The Dai-ichi Life Insurance Co. Ltd.	700	8,485
		153,171
Health Care (2.2%):
Astellas Pharma, Inc.	800	10,633
Chugai Pharmaceutical Co. Ltd.	371	11,481
Daiichi Sankyo Co. Ltd.	500	11,099

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Eisai Co. Ltd.	196	$11,785
Hoya Corp.	361	13,724
Kyowa Hakko Kirin Co. Ltd.	500	7,980
M3, Inc.	400	10,061
Santen Pharmaceutical Co., Ltd.	700	10,523
Shionogi & Co. Ltd.	200	9,401
Sysmex Corp.	200	12,505
Taisho Pharmaceutical Holdin	200	15,853
Terumo Corp.	300	10,738
		135,783
Industrials (4.6%):
Central Japan Railway Co.	114	20,164
Daikin Industries Ltd.	200	14,939
FANUC Corp.	100	15,489
Hankyu Hanshin Holdings, Inc.	2,000	12,756
ITOCHU Corp.	685	8,419
Japan Airlines Co. Ltd.	300	10,999
Kintetsu Group Holdings Co., Ltd.	3,000	12,160
Komatsu Ltd.	570	9,692
Kubota Corp.	658	8,983
Makita Corp.	200	12,399
Marubeni Corp.	2,100	10,626
Mitsubishi Corp.	440	7,446
Mitsubishi Electric Corp.	679	7,115
Mitsubishi Heavy Industries Ltd.	3,000	11,147
Mitsui & Co. Ltd.	873	10,039
Nidec Corp.	100	6,843
OBAYASHI Corp.	1,200	11,830
Odakyu Railway Jpy50 ORD	1,000	10,879
Recruit Holdings Co. Ltd.	500	15,247
Secom Co. Ltd.	200	14,843
Shimizu Corp.	2,000	16,941
TAISEI Corp.	2,000	13,209
Tokyu Corp.	1,664	13,939
Toyota Tsusho Corp.	409	9,235
		285,339
Information Technology (2.8%):
Canon, Inc.	483	14,406
FUJIFILM Holdings Corp.	276	10,911
Hitachi Ltd.	2,739	12,839
Kyocera Corp.	230	10,128
Murata Manufacturing Co. Ltd.	100	12,068
Nexon Co. Ltd.	400	6,823
Nomura Research Institute Ltd.	390	13,136
NTT Data Corp.	300	15,047
Oracle Corp. Japan	300	16,827
Renesas Electronics Corp. (b)	1,200	7,711
Ricoh Co. Ltd.	1,200	12,215
Seiko Epson Corp.	500	8,043
TDK Corp.	200	11,099
Tokyo Electron Ltd.	200	13,028
Yahoo Japan Corp.	2,700	11,493
		175,774
Materials (1.2%):
Asahi Kasei Corp.	1,390	9,389
JFE Holdings, Inc.	500	6,716
Nippon Paint Co. Ltd.	300	6,637
Nippon Steel & Sumitomo Metal	500	9,587
Nitto Denko Corp.	171	9,530
Shin-Etsu Chemical Co. Ltd.	194	10,021
Sumitomo Chemical Co. Ltd.	2,000	9,054
Toray Industries, Inc.	1,842	15,722
		76,656
Telecommunication Services (0.7%):
KDDI Corp.	442	11,794
Nippon Telegraph & Telephone Corp.	298	12,875
NTT DOCOMO, Inc.	500	11,367

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
SoftBank Group Corp.	179	$8,563
		44,599
Utilities (0.7%):
Chubu Electric Power Co., Inc.	800	11,166
Osaka Gas Co. Ltd.	4,000	15,356
Tohoku Electric Power Co., Inc.	700	9,022
Tokyo Electric Power Co. Holdin (b)	1,700	9,341
		44,885
		1,226,889
Netherlands (2.1%):
Consumer Discretionary (0.5%):
RELX NV	933	16,263
Wolters Kluwer NV	408	16,259
		32,522
Consumer Staples (0.5%):
Heineken NV	182	16,464
Koninklijke Ahold NV	672	15,091
		31,555
Financials (0.3%):
NN Group NV	508	16,581
Industrials (0.3%):
AerCap Holdings NV (b)	208	8,062
Randstad Holding NV	232	12,830
		20,892
Information Technology (0.2%):
ASML Holding NV	120	12,074
Materials (0.3%):
AKZO Nobel NV	227	15,471
		129,095
Norway (1.3%):
Consumer Staples (0.6%):
Marine Harvest ASA	1,130	17,408
Orkla ASA	2,315	20,951
		38,359
Financials (0.5%):
DNB ASA	968	11,437
Gjensidige Forsikring ASA	994	16,944
		28,381
Materials (0.2%):
Yara International ASA	334	12,546
		79,286
Portugal (0.5%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	764	12,487
Utilities (0.3%):
EDP - Energias de Portugal SA	4,749	16,858
		29,345
Singapore (2.8%):
Consumer Discretionary (0.2%):
Jardine Cycle & Carriage Ltd.	423	12,564
Consumer Staples (0.2%):
Wilmar International Ltd.	5,822	14,522
Financials (1.2%):
CapitaLand Ltd.	6,676	15,187
DBS Group Holdings Ltd.	1,616	18,414
Oversea-Chinese Banking Corp. Ltd.	3,169	20,774
United Overseas Bank Ltd.	1,353	18,931
		73,306

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (0.8%):
Keppel Corp. Ltd.	2,838	$12,273
Singapore Airlines Ltd.	2,300	19,493
Singapore Technologies Engineering Ltd.	6,641	15,908
		47,674
Information Technology (0.1%):
Broadcom Ltd.	55	8,498
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	6,409	18,146
		174,710
Spain (3.6%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	409	13,707
Financials (0.5%):
Banco de Sabadell SA	5,991	10,757
Banco Santander SA	2,247	9,867
Bankia SA	12,348	11,622
		32,246
Health Care (0.3%):
Grifols SA	717	15,927
Industrials (1.0%):
Abertis Infraestructuras SA	1,010	16,581
ACS Actividades de Construccion y Servicios SA	417	12,400
Aena SA (b)	141	18,177
Ferrovial SA	819	17,573
		64,731
Information Technology (0.3%):
Amadeus IT Holding SA	384	16,418
Utilities (1.3%):
Enagas SA	686	20,586
Gas Natural SDG SA	827	16,693
Iberdrola SA	3,247	21,611
Red Electrica Corp. SA	250	21,653
		80,543
		223,572
Sweden (3.6%):
Consumer Discretionary (0.3%):
Hennes & Mauritz AB	457	15,217
Consumer Staples (0.5%):
Svenska Cellulosa AB SCA, B Shares	468	14,603
Swedish Match AB	570	19,330
		33,933
Financials (1.1%):
Lundbergs AB-B Shs	355	19,403
Nordea Bank AB	1,301	12,484
Skandinaviska Enskilda Banken AB, Class A	1,255	11,973
Svenska Handelsbanken AB	983	12,475
Swedbank AB, A Shares	686	14,739
		71,074
Health Care (0.1%):
Meda AB	320	5,949

Industrials (1.2%):
ALFA Laval AB	703	11,487
ASSA Abloy AB	663	13,058
Atlas Copco AB, A Shares	453	11,374
Skanska AB, Class B	631	14,399
SKF AB, B Shares (b)	653	11,776
Volvo AB, B Shares	1,159	12,699
		74,793
Information Technology (0.4%):
Hexagon AB, B Shares	342	13,298

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Telefonaktiebolaget LM Ericsson, B Shares	1,328	$13,302
		26,600
		227,566
Switzerland (7.8%):
Consumer Discretionary (0.6%):
CIE Financiere Richemont SA	203	13,413
Garmin Ltd.	233	9,311
The Swatch Group AG	35	12,080
		34,804
Consumer Staples (0.6%):
Coca-Cola HBC AG	664	14,078
Nestle SA, Registered Shares	282	21,051
		35,129
Financials (1.9%):
Baloise Holding AG	166	21,079
Chubb Ltd.	145	17,277
Credit Suisse Group AG, Registered Shares	150	2,119
Julius Baer Group Ltd.	289	12,390
Partners Group Holding AG	38	15,272
Swiss Life Holding AG	67	17,786
Swiss Re AG	206	19,029
UBS Group AG, Registered Shares	777	12,503
		117,455
Health Care (1.5%):
Actelion Ltd.	103	15,377
Galenica AG	8	12,010
Lonza Group AG, Registered Shares	98	16,572
Novartis AG	226	16,358
Roche Holding AG	72	17,685
Sonova Holding AG, Registered Shares	149	19,023
		97,025
Industrials (1.5%):
ABB Ltd.	905	17,637
Geberit AG	48	17,941
Kuehne + Nagel International AG	149	21,183
Schindler Holding AG	94	17,324
SGS SA	9	19,011
		93,096
Information Technology (0.2%):
TE Connectivity Ltd.	221	13,684
Materials (1.2%):
EMS-Chemie Holding AG	34	17,612
Givaudan SA, Registered shares	9	17,645
LafargeHolcim Ltd.	258	12,120
Sika AG	4	15,840
Syngenta AG	27	11,201
		74,418
Telecommunication Services (0.3%):
Swisscom AG	35	19,004
		484,615
United Kingdom (14.9%):
Consumer Discretionary (4.5%):
Barratt Developments PLC	1,758	14,111
Berkeley Group Holdings PLC	277	12,770
Burberry Group PLC	588	11,493
Compass Group PLC	1,047	18,454
Delphi Automotive PLC	137	10,278
GKN PLC	2,975	12,315
Informa PLC	1,855	18,457
InterContinental Hotels Group PLC	329	13,535
ITV PLC	4,676	16,155
Kingfisher PLC	3,153	17,003
Marks & Spencer Group PLC	2,870	16,722
Merlin Entertainment	2,553	16,971

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Next PLC	207	$16,028
Persimmon PLC	482	14,400
RELX PLC	1,092	20,254
Sky PLC	1,268	18,629
Taylor Wimpey PLC	5,168	14,082
Whitbread PLC	320	18,162
		279,819
Consumer Staples (2.3%):
Associated British Foods PLC	381	18,276
British American Tobacco PLC	348	20,346
Diageo PLC	749	20,193
Imperial Tobacco Group PLC	364	20,150
Reckitt Benckiser Group PLC	200	19,288
SABMiller PLC	220	13,435
Sainsbury (J) PLC	3,362	13,320
Unilever PLC	396	17,854
		142,862
Financials (3.1%):
Admiral Group PLC	614	17,441
Aon PLC	166	17,339
Aviva PLC	2,112	13,788
Direct Line Insurance Group PLC	3,384	17,946
Hargreaves Lansdown PLC	700	13,478
Legal & General Group PLC	4,254	14,331
London Stock Exchange Group PLC	286	11,551
Old Mutual PLC	3,567	9,851
Provident Financial PLC	329	13,980
Prudential PLC	595	11,070
RSA Insurance Group PLC	1,513	10,309
Schroders PLC	340	13,069
St James’s Place PLC	1,026	13,488
Standard Life PLC	2,747	14,006
		191,647
Health Care (0.5%):
AstraZeneca PLC	256	14,290
Smith & Nephew PLC	997	16,401
		30,691
Industrials (1.9%):
Babcock International Group PLC	1,220	16,610
BAE Systems PLC	2,494	18,189
Bunzl PLC	717	20,794
easyJet PLC	666	14,493
Intertek Group PLC	336	15,253
Royal Mail PLC	2,701	18,622
Travis Perkins PLC	644	16,867
		120,828
Information Technology (0.4%):
ARM Holdings PLC	845	12,302
The Sage Group PLC	1,824	16,443
		28,745
Materials (0.3%):
Johnson Matthey PLC	319	12,538
Rio Tinto PLC	318	8,912
		21,450
Telecommunication Services (0.5%):
BT Group PLC	2,399	15,145
Inmarsat PLC	1,035	14,597
		29,742
Utilities (1.4%):
National Grid PLC	1,650	23,342
Severn Trent PLC	767	23,889
SSE PLC	862	18,444
United Utilities Group PLC	1,596	21,122
		86,797
		932,581

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
United States (0.8%):
Consumer Discretionary (0.3%):
Autoliv, Inc.	95	$11,256
lululemon athletica, Inc. (b)	119	8,057
		19,313
Health Care (0.4%):
Jazz Pharmaceuticals PLC (b)	66	8,616
Taro Pharmaceutical Indus (b)	87	12,463
		21,079
Information Technology (0.1%):
Mobileye NV (b)	181	6,750
		47,142
Total Common Stocks (Cost $6,731,316)		6,837,614
Total Investments (Cost $6,731,316) — 109.4%		6,837,614
Segregated Cash with Broker — 1.1%(e)		66,193
Liabilities in excess of other assets — (10.5)%		(656,702)
NET ASSETS - 100.00%		$6,247,105

(a)	All securities, except those traded on exchanges in the United States (including ADRs) and Canada were fair valued at March 31, 2016.
(b)	Non-income producing security.
(c)	Amount represents less than 0.05% of net assets.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At March 31, 2016, illiquid securities were 0.01% of the Fund’s net assets.

(e)	Segregated cash with broker represents collateral for futures contracts.

PLC—Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures	2	6/20/16	$162,550	$3,562

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Emerging Market Volatility Wtd Index Fund	March 31, 2016
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (130.2%)
Bermuda (0.1%):
Consumer Discretionary (0.1%):
GOME Electrical Appliances Holding Ltd.	75,000	$10,832

Brazil (4.2%):
Consumer Discretionary (0.4%):
Kroton Educacional SA	4,300	13,731
Lojas Renner SA	3,410	19,787
		33,518
Consumer Staples (1.4%):
Ambev SA	5,700	29,745
BRF SA	1,427	20,391
Hypermarcas SA (b)	2,500	19,485
JBS SA	4,000	12,172
Natura Cosmeticos SA	2,218	16,492
Raia Drogasil SA	1,483	21,521
		119,806
Energy (0.3%):
Ultrapar Participacoes SA	1,396	27,035

Financials (0.4%):
Banco do Brasil SA	2,603	14,133
BB Seguridade Participacoes SA	1,900	15,644
		29,777
Industrials (0.4%):
CCR SA	4,408	17,191
WEG SA	5,228	20,228
		37,419
Information Technology (0.2%):
Cielo SA	2,068	20,076

Telecommunication Services (0.2%):
TIM Participacoes SA	8,070	17,846

Utilities (0.9%):
CPFL Energia SA	3,802	20,750
Equatorial Energia SA - ORD	2,600	29,565
Tractebel Energia SA	2,736	27,855
		78,170
		363,647
Cayman Islands (0.3%):
Information Technology (0.3%):
FIH Mobile Ltd.	47,000	20,964

Chile (4.9%):
Consumer Discretionary (0.4%):
SACI Falabella	5,196	36,430

Consumer Staples (0.3%):
Cia Cervecerias Unidas SA	2,510	28,816

Energy (0.4%):
Empresas COPEC SA	3,401	32,459

Financials (1.4%):
Banco de Chile	483,711	52,624
Banco de Credito e Inversiones	776	31,459
Banco Santander Chile	769,193	37,799
		121,882
Utilities (2.4%):
AES Gener SA	73,033	36,886
Aguas Andinas SA	118,133	68,959
Colbun SA	123,136	34,332
Empresa Nacional de Electricid SA (c)	25,191	35,107
Endesa Americas SA (b)	31,311	352
Enersis Chile (b)	119,590	154

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Enersis SA (c)	110,359	$30,511
		206,301
		425,888
China (15.6%):
Consumer Discretionary (1.6%):
ANTA Sports Products Ltd.	6,000	13,209
BAIC Motor Corp. Ltd.	17,000	13,015
Byd Co. Ltd. (b)	2,000	11,512
Dongfeng Motor Group Co. Ltd.	14,000	17,509
Great Wall Motor Co. Ltd., Class H	12,382	10,055
Guangzhou Automobile Group Co.	18,000	18,722
Minth Group, Ltd.	10,000	23,305
Shanghai Jin Jiang International Hotels, Class H	26,000	10,597
Shenzhou International Group Holdings Ltd.	3,000	16,343
		134,267
Consumer Staples (1.1%):
Biostime International Holdings Ltd.	3,000	11,035
China Huishan Dairy Holdings Co. Ltd.	53,000	19,957
China Mengniu Dairy Co. Ltd.	12,000	19,111
Tingyi Cayman Islands Holding Corp.	17,013	19,009
Want Want China Holdings Ltd.	33,000	24,471
		93,583
Energy (0.5%):
China Shenhua Energy Co. Ltd.	9,504	14,954
PetroChina Co. Ltd.	23,075	15,273
Yanzhou Coal Mining Co. Ltd.	24,000	12,529
		42,756
Financials (4.0%):
Bank of China Ltd.	59,857	24,851
Bank of Communications Co. Ltd., Class H	39,599	26,056
China Cinda Asset Management Co.	56,000	19,655
China CITIC Bank Corp. Ltd. (b)	41,103	25,195
China Construction Bank Corp.	41,952	26,857
China Galaxy Securities Co. Ltd.	13,000	12,662
China Life Insurance Co. Ltd.	7,000	17,201
China Vanke Co. Ltd.	7,000	17,178
Chongqing Rural Commercial Bank Co. Ltd.	30,894	16,355
Country Garden Holdings Co. Ltd.	54,000	21,465
Dalian Wanda Commercial Properties Co. Ltd.	3,300	19,556
Evergrande Real Estate Group Ltd.	17,000	13,126
Guangzhou R&f Properties, Class H	12,800	18,342
Longfor Properties Co. Ltd.	15,500	22,051
People’s Insurance Co. Group of China Ltd.	45,000	19,109
Ping An Insurance Group Co. of China Ltd.	4,014	19,263
Shengjing Bank Co. Ltd.	11,000	14,991
Sino-Ocean Land Holdings Ltd.	29,500	13,980
		347,893
Health Care (1.2%):
3SBio, Inc. (b)	13,500	18,227
China Medical System Holdings Ltd.	10,000	13,880
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	5,494	12,416
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	24,000	15,307
Sihuan Pharmaceutical Holdings Group Ltd.	30,000	8,586
Sinopharm Group Co. Ltd.	4,000	18,078
Tong Ren Tang Technologies Co. Ltd., Class H	10,000	16,073
		102,567
Industrials (3.2%):
AviChina Industry & Technology Co. Ltd.	12,000	9,024
Beijing Capital International Airport Co. Ltd.	16,000	17,089
CAR, Inc. (b)	11,000	12,929
China Communications Construction Co. Ltd.	12,619	15,107
China Conch Venture Holdings Ltd.	9,500	18,748
China Eastern Airlines Corp. Ltd. (b)	22,000	12,340
China Machinery Engineering Corp.	16,000	11,199
China Railway Construction Corp. Ltd.	12,389	14,751
China Railway Group Ltd.	19,031	14,458

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
China Shipping Development, Class H	22,000	$14,580
China Southern Airlines Co. Ltd.	18,000	11,334
Dalian Port PDA Co. Ltd.	26,000	12,271
Fosun International Ltd.	9,000	12,823
Haitian International Holdings Ltd.	11,000	18,899
Jiangsu Expressway Co. Ltd.	16,838	22,676
Sinopec Engineering Group Co. Ltd., H Shares	19,500	15,781
Weichai Power Co. Ltd.	10,612	11,889
Zhejiang Expressway Co. Ltd., Class H	18,589	19,948
Zhuzhou CSR Times Electric Co. Ltd.	2,500	14,612
		280,458
Information Technology (1.0%):
AAC Technologies Holdings, Inc.	2,327	17,793
Kingsoft Corp. Ltd.	5,000	11,736
Sunny Optical Technology Group Co. Ltd.	6,000	16,883
Tencent Holdings Ltd.	1,055	21,570
TravelSky Technology Ltd.	7,000	11,476
Xinyi Solar Holdings Ltd.	32,000	11,417
		90,875
Materials (1.4%):
Anhui Conch Cement Co. Ltd.	6,573	17,638
BBMG Corp.	17,500	13,542
China Hongqiao Group Ltd.	17,500	12,177
China Molybdenum Co. Ltd.	67,168	10,988
China National Building Material Co. Ltd.	27,632	12,827
China Zhongwang Holdings, Ltd.	26,000	12,861
Jiangxi Copper Co. Ltd.	10,906	13,069
Zhaojin Mining Industry, Class H	16,000	12,340
Zijin Mining Group Co. Ltd.	41,550	12,789
		118,231
Telecommunication Services (0.5%):
China Communications Services Corp. Ltd.	38,000	17,352
China Telecom Corp. Ltd.	44,000	23,296
		40,648
Utilities (1.1%):
Beijing Jingneng Clean Energy Co. Ltd., H Shares	40,000	12,799
CGN Power Co. Ltd.	51,000	17,282
China Longyuan Power Group Corp. Ltd.	26,844	19,866
ENN Energy Holdings Ltd.	2,000	10,993
Huaneng Power International, Inc.	20,000	17,933
Huaneng Renewables Corp. Ltd.	46,000	14,298
		93,171
		1,344,449
Colombia (0.8%):
Consumer Staples (0.2%):
Almacenes Exito SA	3,174	16,592

Financials (0.3%):
Grupo de INV Suramericana	2,100	27,934

Materials (0.3%):
Grupo Argos SA	4,004	26,778
		71,304
Czech Republic (0.7%):
Financials (0.4%):
Komercni Banka AS	137	30,260

Utilities (0.3%):
CEZ AS	1,709	30,122
		60,382
Egypt (0.2%):
Financials (0.2%):
Commercial International Bank	4,020	17,352

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Greece (0.1%):
Consumer Discretionary (0.1%):
OPAP SA	1,643	$11,501

Hong Kong (1.0%):
Consumer Discretionary (0.3%):
Belle International Holdings Ltd.	22,000	12,753
Geely Automobile Holdings Ltd.	25,000	12,400
		25,153
Consumer Staples (0.3%):
Hengan International Group Co. Ltd.	3,000	26,131

Energy (0.2%):
CNOOC Ltd.	10,000	11,671

Health Care (0.2%):
CSPC Pharmaceutical Group Ltd.	22,000	19,914
		82,869
Hungary (0.3%):
Health Care (0.3%):
Richter Gedeon Nyrt	1,484	29,585

India (14.3%):
Consumer Discretionary (1.2%):
Bajaj Auto Ltd.	710	25,801
Mahindra & Mahindra Ltd.	1,361	24,872
Motherson Sumi Systems Ltd.	4,060	16,339
Rajesh Exports Ltd.	1,258	11,801
ZEE Entertainment Enterprises Ltd.	3,708	21,662
		100,475
Consumer Staples (1.8%):
Britannia Industries Ltd.	606	24,576
Colgate-Palmolive (India) Ltd.	2,753	34,533
Dabur India Ltd.	7,303	27,555
Emami Ltd.	1,425	20,050
Godrej Consumer Products Ltd.	1,042	21,739
Marico Ltd.	7,497	27,655
		156,108
Energy (0.8%):
Coal India Ltd.	4,528	19,956
Petronet LNG, Ltd.	6,184	23,407
Reliance Industries Ltd.	1,574	24,842
		68,205
Financials (1.6%):
Bajaj Finserv Ltd.	885	22,865
Housing Development Finance Corp. Ltd.	1,506	25,133
ICICI Bank Ltd.	6,732	24,186
Indiabulls Housing Finance Ltd.	1,853	18,178
Indusind Bank, Ltd.	2,088	30,504
State Bank of India	7,151	20,969
		141,835
Health Care (2.4%):
Aurobindo Pharma Ltd.	1,722	19,367
Cadila Healthcare Ltd.	3,594	17,197
Cipla Ltd.	3,281	25,360
Divi’s Laboratories Ltd.	1,613	24,043
Dr. Reddy’s Laboratories Ltd.	408	18,642
Glenmark Pharmaceuticals Ltd.	1,577	18,931
Lupin Ltd.	811	18,114
Piramal Enterprises, Ltd.	1,539	24,088
Sun Pharmaceutical Industries Ltd.	1,559	19,299
Torrent Pharmaceuticals Ltd.	1,074	21,730
		206,771
Industrials (1.2%):
Adani Ports And Special Economic Zone	5,466	20,438
Amara Raja Batteries Ltd.	1,497	19,841
Cummins India, Ltd.	1,655	21,072

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Eicher Motors Ltd.	69	$19,980
Larsen & Toubro Ltd.	1,356	24,912
		106,243
Information Technology (2.1%):
HCL Technologies Ltd.	1,840	22,616
Infosys Ltd.	1,419	26,074
Oracle Financial Services	558	29,728
Tata Consultancy Services Ltd.	1,019	38,781
Tech Mahindra Ltd.	3,704	26,563
Wipro Ltd.	4,345	37,002
		180,764
Materials (2.2%):
ACC Ltd.	1,832	38,219
Asian Paints Ltd.	1,939	25,424
Castrol India, Ltd.	4,764	26,927
Hindustan Zinc Ltd.	7,463	20,670
Pidilite Industries Ltd.	3,271	29,060
Ultra Tech Cement Ltd.	617	30,092
UPL Ltd.	2,919	21,062
		191,454
Telecommunication Services (0.8%):
Bharti Airtel Ltd.	5,245	27,789
Bharti Infratel Ltd.	2,757	15,902
Idea Cellular Ltd.	13,038	21,697
		65,388
Utilities (0.2%):
Reliance Power, Ltd.	22,908	17,071
		1,234,314
Indonesia (4.1%):
Consumer Discretionary (0.6%):
PT Astra International TBK	31,341	17,138
PT Matahari Department Store TBK	11,200	15,504
PT Surya Citra Media TBK	67,500	15,973
		48,615
Consumer Staples (1.0%):
PT Charoen Pokphand Indonesia TBK	43,677	11,821
PT Gudang Garam TBK	3,693	18,186
PT Hanjaya Mandala Sampoerna TBK	2,100	15,581
PT Indofood CBP Sukses Makmur TBK	16,634	19,042
PT Unilever Indonesia TBK	6,355	20,568
		85,198
Financials (0.7%):
PT Bank Central Asia TBK	24,001	24,072
PT Bank Mandiri Persero TBK	25,289	19,642
PT Bank Rakyat Indonesia Persero TBK	18,977	16,337
		60,051
Health Care (0.4%):
PT Kalbe Farma TBK	165,864	18,067
PT Mitra Keluarga Karyasehat TBK	114,500	20,947
		39,014
Industrials (0.7%):
PT AKR Corporindo TBK	31,100	16,297
PT Jasa Marga Persero TBK (b)	43,825	17,842
PT Waskita Karya Persero TBK	149,200	22,554
		56,693
Materials (0.3%):
PT Indocement Tunggal Prakarsa TBK	9,148	13,608
PT Semen Indonesia Persero TBK	18,177	13,937
		27,545
Telecommunication Services (0.3%):
PT Telekomunikasi Indonesia Persero TBK	101,465	25,585

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Utilities (0.1%):
PT Perusahaan Gas Negara Persero TBK	66,127	$13,039
		355,740
Korea, Republic Of (12.3%):
Consumer Discretionary (2.6%):
Coway Co. Ltd.	210	17,691
Cuckoo Electronics Co. Ltd.	79	13,865
Hankook Tire Co. Ltd.	470	22,360
Hanon Systems	1,919	15,463
Hansae Co. Ltd.	306	15,174
Hanssem Co. Ltd.	71	13,872
Hyundai Department Store Co. Ltd.	178	21,418
Hyundai Mobis Co. Ltd.	107	23,317
Hyundai Motor Co.	191	25,494
Hyundai Wia Corp.	164	15,070
Kangwon Land, Inc.	613	21,917
Kia Motors Corp.	534	22,561
		228,202
Consumer Staples (2.2%):
Amorepacific Corp.	60	20,294
AMOREPACIFIC Group	129	16,525
BGF Retail Co. Ltd.	77	11,045
CJ CheilJedang Corp.	63	19,167
Dongsuh Cos., Inc.	601	16,911
GS Retail Co. Ltd.	334	13,780
KT&G Corp.	242	23,306
LG Household & Health Care Ltd.	25	20,675
Nongshim Co. Ltd.	51	17,852
Orion Corp.	19	15,201
Ottogi Corp.	15	11,914
		186,670
Financials (3.0%):
Dongbu Insurance Co., Ltd.	313	20,821
Hana Financial Group, Inc.	1,244	26,996
Hanwha Life Insurance Co. Ltd.	4,674	27,399
Industrial Bank of Korea	2,391	25,618
KB Financial Group, Inc.	1,045	29,022
Samsung Card Co.	720	23,717
Samsung Fire & Marine Insurance Co. Ltd.	88	22,731
Samsung Life Insurance Co. Ltd.	243	25,003
Shinhan Financial Group Co. Ltd.	797	28,059
Woori Bank	3,774	31,216
		260,582
Health Care (0.3%):
Medy-Tox, Inc.	31	11,961
Yuhan Corp.	65	15,945
		27,906
Industrials (1.7%):
CJ Corp.	74	12,655
CJ Korea Express Co. Ltd. (b)	125	20,788
Hyundai Development Co. - Enginee	356	14,318
Hyundai Engineering & Construction Co. Ltd.	467	17,226
Hyundai Glovis Co. Ltd.	99	16,341
KEPCO Plant Service & Engineering Co. Ltd.	210	11,772
Korea Aerospace Industries Ltd.	249	14,194
LG Corp.	366	21,930
S-1 Corp.	259	20,040
		149,264
Information Technology (0.9%):
Kakao Corp.	209	18,127
NAVER Corp.	37	20,623
NCSoft Corp.	83	18,418
Samsung SDS Co. Ltd.	113	17,302
		74,470
Materials (0.7%):
Hyundai Steel Co.	414	20,120

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Korea Zinc Co. Ltd.	57	$24,026
LG Chem Ltd.	64	18,370
		62,516
Telecommunication Services (0.6%):
LG Uplus Corp.	2,119	20,482
SK Telecom Co. Ltd.	149	27,005
		47,487
Utilities (0.3%):
Korea Electric Power Corp.	568	29,760
		1,066,857
Malaysia (12.8%):
Consumer Discretionary (1.0%):
Astro Malaysia Holdings BHD	39,700	30,454
Genting BHD	10,195	25,643
Genting Malaysia BHD	22,696	26,435
		82,532
Consumer Staples (1.6%):
British American Tobacco Malaysia BHD	2,070	28,696
Genting Plantations BHD	10,200	29,331
Kuala Lumpur Kepong BHD	6,508	40,072
PPB Group BHD	9,157	39,226
		137,325
Energy (0.6%):
Petronas Dagangan BHD	6,248	38,624
SapuraKencana Petroleum BHD	26,500	12,645
		51,269
Financials (2.8%):
Ammb Holdings BHD	22,300	26,318
CIMB Group Holdings BHD	21,706	27,011
Hong Leong Bank BHD	15,672	54,329
Malayan Banking BHD	18,594	43,025
Public Bank BHD	13,300	64,067
RHB Capital Berhad	18,900	28,612
		243,362
Health Care (0.8%):
Hartalega Holdings BHD	19,500	24,282
IHH Healthcare BHD	28,400	47,790
		72,072
Industrials (2.4%):
Dialog Group Berhad	69,500	28,521
Gamuda BHD	20,820	26,284
HAP Seng Consolidated BHD	14,300	27,634
IJM Corp. BHD	36,300	32,863
MISC BHD	16,400	37,449
Sime Darby BHD	11,170	22,796
Westports Holdings BHD	26,900	28,487
		204,034
Materials (0.3%):
Petronas Chemicals Group BHD	16,263	28,021

Telecommunication Services (1.6%):
Axiata Group BHD	18,763	28,353
DiGi.Com BHD	27,198	34,481
Maxis BHD	18,434	30,030
Telekom Malaysia BHD	29,159	49,365
		142,229
Utilities (1.7%):
Malakoff Corp. BHD	51,500	21,135
Petronas Gas BHD	7,965	44,954
Tenaga Nasional BHD	11,700	41,847
YTL Corp. BHD	86,731	36,500
		144,436
		1,105,280

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Mexico (7.1%):
Consumer Discretionary (0.3%):
Alsea S.A.B. de C.V.	8,000	$30,034

Consumer Staples (2.6%):
Arca Continental SAB de CV	5,373	37,304
Coca-Cola Femsa SAB de CV	4,979	41,388
Grupo Bimbo Sab (b)	10,300	30,476
Grupo Lala SAB de CV	10,700	29,089
Industrias Bachoco SAB de CV	6,300	26,956
Kimberly-Clark de Mexico SAB de CV	13,305	32,150
Wal-Mart de Mexico SAB de CV	12,067	28,572
		225,935
Financials (1.0%):
Grupo Financiero Banorte SAB de CV	4,936	27,978
Grupo Financiero Inbursa SAB de CV	14,452	28,931
Grupo Financiero Santander Mexico SAB de CV	15,741	28,550
		85,459
Industrials (2.2%):
Controladora Vuela Compania de Aviacion SAB de CV, Class A (b)	10,100	21,341
Grupo Aeroportuario del Centro Norte SAB de CV	5,100	29,265
Grupo Aeroportuario del Pacifico SAB de CV	3,250	28,935
Grupo Aeroportuario del Sureste SAB de CV	2,385	35,917
Grupo Carso SAB de CV	5,101	23,772
OHL Mexico SAB de CV (b)	12,485	19,768
Promotora y Operadora de Infraestructura SAB de CV	2,431	32,228
		191,226
Materials (0.6%):
Alpek Sab de CV	16,100	25,398
Grupo Mexico SAB de CV	11,528	27,816
		53,214
Utilities (0.4%):
Infraestructura Energetica, Class N	7,400	30,073
		615,941
Philippines (6.7%):
Consumer Discretionary (0.3%):
Jollibee Foods Corp.	5,997	29,574

Consumer Staples (0.6%):
Puregold Price Club, Inc.	32,400	25,630
Universal Robina Corp.	5,888	27,739
		53,369
Energy (0.2%):
Semirara Mining and Power Corp.	7,120	20,321

Financials (2.5%):
Ayala Corp.	1,587	25,867
Ayala Land, Inc.	29,225	22,377
Bank of the Philippine Islands	19,395	36,671
BDO Unibank, Inc.	12,288	27,303
GT Capital Holdings, Inc.	890	26,859
Metro Pacific Investments Co.	222,200	28,373
Metropolitan Bank & Trust Co.	14,019	25,113
SM Prime Holdings, Inc.	43,381	20,703
		213,266
Industrials (1.7%):
Aboitiz Equity Ventures, Inc.	21,958	31,015
Alliance Global Group, Inc.	60,220	21,602
DMCI Holdings, Inc.	68,540	19,960
International Container Terminal Services, Inc.	15,318	22,522
JG Summit Holdings, Inc.	14,233	24,549
SM Investments Corp.	1,175	24,232
		143,880
Telecommunication Services (0.4%):
Globe Telecom, Inc.	694	33,471

Utilities (1.0%):
Aboitiz Power Corp.	39,044	37,294
Energy Development Corp.	141,900	18,149

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Manila Electric Co.	4,240	$29,761
		85,204
		579,085
Poland (2.3%):
Consumer Discretionary (0.3%):
Cyfrowy Polsat SA (b)	3,725	24,225

Energy (0.2%):
Polskie Gornictwo Naftowe i Gazownictwo SA	15,152	21,580

Financials (1.4%):
Bank Pekao SA	616	27,172
Bank Zachodni WBK SA	270	22,179
mBank SA (b)	217	19,737
Powszechna Kasa Oszczednosci Bank Polski SA (b)	3,325	24,743
Powszechny Zaklad Ubezpieczen na Zycie SA	2,662	25,346
		119,177
Materials (0.4%):
Grupa Azoty SA (b)	688	17,749
KGHM Polska Miedz SA	733	14,927
		32,676
		197,658
Qatar (2.6%):
Energy (0.5%):
Qatar Fuel Co. QSC	523	22,356
Qatar Gas Transport Co. Ltd.	3,362	21,977
		44,333
Financials (1.4%):
Ezdan Holding Group QSC (b)	3,700	18,480
Masraf Al Rayan QSC	1,966	19,269
Qatar Insurance Co. SAQ	811	18,439
Qatar Islamic Bank SAQ	656	18,667
Qatar National Bank SAQ	661	25,554
The Commercial Bank QSC	1,941	22,198
		122,607
Industrials (0.2%):
Industries Qatar QSC	630	18,735

Telecommunication Services (0.2%):
Ooredoo QSC	697	17,802

Utilities (0.3%):
Qatar Electricity & Water Co. QSC	367	21,165
		224,642
Republic of Korea (South) (0.5%):
Information Technology (0.5%):
Samsung Electronics Co. Ltd.	26	29,843
SK Hynix, Inc.	681	16,768
		46,611
Russian Federation (2.0%):
Consumer Staples (0.3%):
Magnit PJSC	152	23,909

Energy (0.2%):
Tatneft PAO	3,980	21,419

Materials (0.9%):
MMC Norilsk Nickel PJSC	193	25,032
Novolipetsk Steel OJSC	21,310	26,493
Uralkali PJSC (b)	10,060	25,516
		77,041
Telecommunication Services (0.3%):
Mobile TeleSystems PJSC	8,120	29,055
Utilities (0.3%):

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
RusHydro PJSC	2,093,000	$21,704
		173,128
South Africa (7.1%):
Consumer Discretionary (0.9%):
Mr. Price Group Ltd.	1,263	15,172
Naspers Ltd.	145	20,227
Truworths International Ltd.	2,742	18,227
Woolworths Holdings Ltd.	3,412	20,711
		74,337
Consumer Staples (1.0%):
Pioneer Foods Group Ltd.	2,427	22,875
Shoprite Holdings Ltd.	1,842	21,636
The SPAR Group Ltd.	1,839	24,792
Tiger Brands Ltd.	993	21,857
		91,160
Energy (0.2%):
Sasol Ltd.	548	16,273

Financials (2.6%):
Barclays Africa Group Ltd.	1,996	20,176
Capitec Bank Holdings Ltd.	505	19,565
Discovery Ltd.	2,181	17,942
FirstRand Ltd.	5,808	18,980
Investec Ltd.	2,879	21,424
Nedbank Group Ltd.	1,710	22,454
Rand Merchant Investment Holdings, Ltd.	7,755	21,838
Remgro Ltd.	1,263	21,396
RMB Holdings Ltd.	4,557	18,883
Sanlam Ltd.	4,018	18,628
Standard Bank Group Ltd.	2,274	20,361
		221,647
Health Care (0.9%):
Aspen Pharmacare Holdings Ltd.	1,065	23,076
Life Healthcare Group Holdings Ltd.	11,352	27,419
Netcare Ltd.	10,074	24,633
		75,128
Industrials (0.3%):
The Bidvest Group Ltd.	1,148	28,991

Materials (0.6%):
Mondi Ltd.	1,248	24,032
Sappi Ltd. (b)	4,705	20,828
Sibanye Gold Ltd.	2,872	11,041
		55,901
Telecommunication Services (0.6%):
MTN Group Ltd.	1,370	12,520
Vodacom Group Ltd.	3,416	37,130
		49,650
		613,087
Taiwan (15.0%):
Consumer Discretionary (1.5%):
Cheng Shin Rubber Industry Co. Ltd.	14,152	28,451
Eclat Textile Co. Ltd.	1,000	13,178
Feng TAY Enterprise Co. Ltd.	3,000	15,941
Giant Manufacturing Co. Ltd.	3,000	17,341
Hotai Motor Co. Ltd.	1,824	20,059
Nien Made Enterprise Co. Ltd. (b)	2,000	14,271
Pou Chen Corp.	12,317	15,690
		124,931
Consumer Staples (1.0%):
President Chain Store Corp.	4,094	29,821
Standard Foods Corp.	10,000	24,807
Uni-President Enterprises Corp.	14,941	26,242
		80,870
Energy (0.3%):
Formosa Petrochemical Corp.	10,000	28,738

Financials (3.9%):
Cathay Financial Holding Co. Ltd.	17,185	20,564
Chang Hwa Commercial Bank Ltd.	65,240	33,453

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
China Development Financial Holding Corp.	92,000	$24,584
CTBC Financial Holding Co. Ltd.	50,019	26,418
E.Sun Financial Holding Co. Ltd.	47,292	26,451
First Financial Holding Co. Ltd.	98,853	48,834
Fubon Financial Holding Co. Ltd.	18,000	22,931
Hua Nan Financial Holdings Co. Ltd.	78,919	39,236
Mega Financial Holding Co. Ltd.	43,773	31,140
Taiwan Cooperative Financial Holding Co. Ltd.	92,746	41,515
Yuanta Financial Holding Co. Ltd.	69,002	24,643
		339,769
Industrials (0.5%):
China Airlines, Ltd. (b)	62,000	22,139
Far Eastern New Century Corp.	34,443	28,135
		50,274
Information Technology (4.3%):
Advanced Semiconductor Engineering, Inc.	14,414	16,699
Advantech Co. Ltd.	2,098	15,420
Asustek Computer, Inc.	2,635	23,649
Casetek Holdings, Ltd.	2,000	10,866
Catcher Technology Co. Ltd.	1,170	9,591
Compal Electronics, Inc.	29,000	18,200
Delta Electronics, Inc.	4,837	21,327
Foxconn Technology Co. Ltd.	8,220	18,443
Hon Hai Precision Industry Co. Ltd.	11,363	29,916
Inotera Memories, Inc. (b)	14,000	12,672
Inventec Corp.	22,000	13,934
Lite-On Technology Corp.	17,684	21,577
MediaTek, Inc.	1,819	13,956
Nanya Technology Corp.	9,000	11,164
Novatek Microelectronics Corp.	4,000	16,105
Pegatron Corp.	6,962	16,211
Quanta Computer, Inc.	11,944	20,849
Taiwan Semiconductor Manufacturing Co. Ltd.	4,681	23,352
United Microelectronics Corp.	60,242	24,756
Vanguard International	11,000	17,188
Zhen Ding Technology Holding Ltd.	6,000	13,426
		369,301
Materials (1.8%):
Asia Cement Corp.	31,969	29,215
China Steel Corp.	42,380	29,478
Formosa Chemicals & Fibre	10,000	24,918
Formosa Plastics Corp.	10,000	24,801
Nan Ya Plastics Corp.	11,000	23,124
Taiwan Cement Corp.	26,555	25,989
		157,525
Telecommunication Services (1.7%):
Chunghwa Telecom Co. Ltd.	18,828	64,078
Far EasTone Telecommunications Co. Ltd.	17,465	39,123
Taiwan Mobile Co. Ltd.	12,491	40,560
		143,761
		1,295,169

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Thailand (7.1%):
Consumer Discretionary (0.5%):
Home Product Center Public Co. Ltd.	113,178	$26,535
Minor International Public Co. Ltd.	20,003	21,005
		47,540
Consumer Staples (0.8%):
Charoen Pokphand Foods Public Co. Ltd.	31,688	21,974
CP ALL Public Co. Ltd.	20,287	26,357
Thai Union Group Public Co. Ltd.	33,400	19,845
		68,176
Energy (0.5%):
Energy Absolute Public Co. Ltd.	33,400	21,152
IRPC Public Co. Ltd.	141,000	20,216
		41,368
Financials (1.6%):
Bangkok Bank Public Co. Ltd.	6,424	32,848
Central Pattana Public Co. Ltd.	20,366	29,763
Kasikornbank Public Co. Ltd.	4,918	24,116
Krung Thai Bank Public Co. ltd.	47,935	25,460
The Siam Commercial Bank Public Co. Ltd.	5,732	22,946
		135,133
Health Care (0.7%):
Bangkok Dusit Medical Services Public Co. Ltd.	57,520	38,224
Bumrungrad Hospital Public Co. Ltd.	3,300	19,876
		58,100
Industrials (0.7%):
Airports of Thailand Public Co. Ltd.	2,248	25,671
BTS Group Holdings Public Co. Ltd.	148,301	37,711
		63,382
Information Technology (0.2%):
Delta Electronics Thailand Public Co. Ltd.	8,000	19,772
Materials (0.7%):
Indorama Ventures Public Co. Ltd.	26,400	17,092
PTT Global Chemical Public Co. Ltd.	9,900	17,003
The Siam Cement Public Co. Ltd.	2,070	27,393
		61,488
Telecommunication Services (0.7%):
Advanced Info Service Public Co. Ltd.	3,193	16,513
Intouch Holdings Public Co. Ltd.	9,776	17,706
Total Access Communication Public Co. Ltd.	8,771	10,297
True Corp. PCL (b)	65,300	14,099
		58,615
Utilities (0.7%):
Glow Energy Public Co. Ltd.	7,777	20,321
Ratchaburi Electricity Generating Holdings Public Co. Ltd.	25,200	36,345
		56,666
		610,240
Turkey (6.0%):
Consumer Discretionary (0.9%):
Arcelik AS	3,582	24,374
Ford Otomotiv Sanayi AS	2,065	27,247
Tofas Turk Otomobil Fabrikasi AS	3,036	24,647
		76,268
Consumer Staples (0.7%):
BIM Birlesik Magazalar AS	1,693	36,739
Ulker Biskuvi Sanayi AS	3,244	24,076
		60,815
Energy (0.3%):
Tupras Turkiye Petrol Rafinerileri AS (b)	920	25,934
Financials (2.0%):
Akbank TAS	8,453	24,097
Haci Omer Sabanci Holding AS	8,097	28,038

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Turkiye Garanti Bankasi AS	8,466	$24,789
Turkiye Halk Bankasi AS	5,256	19,562
Turkiye Is Bankasi	14,360	23,787
Turkiye Vakiflar Bankasi T.A.O.	14,189	23,753
Yapi ve Kredi Bankasi AS (b)	16,938	24,993
		169,019
Industrials (1.5%):
Enka Insaat ve Sanayi AS	17,388	30,168
KOC Holding AS	5,798	29,475
TAV Havalimanlari Holding AS	3,636	21,717
Turk Hava Yollari Anonium Ortakligi (b)	8,175	22,635
Turkiye Sise ve Cam Fabrikalari AS	18,397	23,929
		127,924
Materials (0.3%):
Eregli Demir ve Celik Fabrikalari TAS	18,798	28,322
Telecommunication Services (0.3%):
Turkcell Iletisim Hizmetleri AS	6,399	26,909
		515,191
United Arab Emirates (2.1%):
Financials (1.6%):
Abu Dhabi Commercial Bank PJSC	7,485	13,648
Aldar Properties PJSC	24,694	18,481
DAMAC Properties Dubai Co. PJSC	20,390	15,167
Dubai Islamic Bank PJSC	11,551	18,647
Emaar Malls Group PJSC (b)	23,815	18,662
Emaar Properties PJSC	10,479	17,181
First Gulf Bank PJSC	5,431	17,376
National Bank of Abu Dhabi PJSC	7,345	17,485
		136,647
Industrials (0.2%):
DP World Ltd.	883	16,585
Telecommunication Services (0.3%):
Emirates Telecom Group Co.	4,812	24,246
		177,478
Total Common Stocks (Cost $12,159,714)		11,249,194
Rights (0.0%)(d)
Chile (0.0%):(d)
Financials (0.0%):(d)
Banco de Credito e Inversiones Expires 04/20/16 @ $25,600(b)	70	151
Qatar (0.0%):(d)
Financials (0.0%):(d)
Qatar Insurance Expires 05/02/16 @ $50(b)	127	1,081
Taiwan, Province Of China (0.0%):(d)
Financials (0.0%):(d)
Fubon Financial Holdings Expires 04/14/16 @ $60.00(b)	792	—
Total Rights (Cost $—)		1,232

	Principal Amount
Cash Equivalents (2.5%)
United States (2.5%):
Citibank Money Market Deposit Account, 0.05%(e)	$217,440	217,440
Total Cash Equivalents (Cost $217,440)		217,440
Total Investments (Cost $12,377,154) — 132.7%		11,467,866
Segregated Cash with Broker — 1.8%(f)		154,536
Liabilities in excess of other assets — (34.5)%		(2,978,457)
NET ASSETS - 100.00%		$8,643,945

See notes to schedules of investments.

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Chile, Colombia, and Mexico were fair valued at March 31, 2016.
(b)	Non-income producing security.
(c)

The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees and has classified it as a Level 3 security. At March 31, 2016, illiquid securities were 0.80% of the Fund’s net assets.

(d)	Amount represents less than 0.05% of net assets.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.
(f)	Segregated cash with broker represents collateral for futures contracts.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI Emerging Markets Index Futures	11	6/20/16	$458,645	$14,621

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	March 31, 2016
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Consumer Discretionary (17.8%):
Advance Auto Parts, Inc.	1,538	$246,603
AMC Networks, Inc., Class A(a)	4,366	283,528
Aramark	9,381	310,699
AutoNation, Inc.(a)	7,834	365,691
AutoZone, Inc.(a)	521	415,075
Bed Bath & Beyond, Inc.(a)	5,208	258,525
Best Buy Co., Inc.	8,393	272,269
BorgWarner, Inc.	13,751	528,039
Burlington Stores, Inc.(a)	6,293	353,918
Cablevision Systems Corp.	8,487	280,071
CarMax, Inc.(a)	6,028	308,031
Carnival Corp.	6,278	331,290
Carter’s, Inc.	3,313	349,124
CBS Corp., Class B	5,806	319,853
Chipotle Mexican Grill, Inc.(a)	495	233,130
Coach, Inc.	6,595	264,394
Comcast Corp., Class A	6,438	393,233
Darden Restaurants, Inc.	5,247	347,876
Dick’s Sporting Goods, Inc.	4,172	195,041
Discovery Communications, Inc., Class A(a)	8,997	257,584
Dollar General Corp.	4,798	410,708
Domino’s Pizza, Inc.	2,386	314,618
DR Horton, Inc.	11,537	348,764
Foot Locker, Inc.	6,189	399,191
Ford Motor Co.	25,202	340,227
General Motors Co.	10,583	332,624
Gentex Corp.	28,286	443,807
Genuine Parts Co.	4,579	454,970
Hanesbrands, Inc.	12,737	360,967
Harley-Davidson, Inc.	8,114	416,491
Harman International Industries, Inc.	3,657	325,619
Hasbro, Inc.	3,925	314,393
Hilton Worldwide Holdings, Inc.	13,442	302,714
Hyatt Hotels Corp., Class A(a)	7,342	363,356
Johnson Controls, Inc.	8,868	345,586
Kohl’s Corp.	5,060	235,847
L Brands, Inc.	3,853	338,332
Las Vegas Sands Corp.	4,261	220,208
Lear Corp.	3,130	347,962
Leggett & Platt, Inc.	6,587	318,811
Lennar Corp., Class A	5,709	276,087
LKQ Corp.(a)	8,780	280,345
Lowe’s Cos., Inc.	5,214	394,961
Macy’s, Inc.	7,707	339,802
Marriott International, Inc., Class A	4,352	309,775
McDonald’s Corp.	3,740	470,043
Michaels Cos., Inc. (The)(a)	17,865	499,683
Mohawk Industries, Inc.(a)	2,028	387,145
Netflix, Inc.(a)	1,683	172,053
Newell Rubbermaid, Inc.	6,816	301,881
NIKE, Inc., Class B	5,604	344,478
Nordstrom, Inc.	5,638	322,550
NVR, Inc.(a)	163	282,381
Omnicom Group, Inc.	5,482	456,268
O’Reilly Automotive, Inc.(a)	1,359	371,904
Panera Bread Co., Class A(a)	968	198,275
Polaris Industries, Inc.	3,775	371,762
PulteGroup, Inc.	19,742	369,373
PVH Corp.	3,472	343,936
Ralph Lauren Corp.	4,642	446,839
Ross Stores, Inc.	5,155	298,475
Royal Caribbean Cruises Ltd.	3,199	262,798
Sally Beauty Holdings, Inc.(a)	14,350	464,653
Scripps Networks Interactive, Inc., Class A	3,044	199,382
Service Corp. International	9,011	222,391
Servicemaster Global Holding(a)	8,864	333,996

See notes to schedules of investments.

Security Description	Shares	Value
Signet Jewelers Ltd.	2,351	$291,595
Sirius XM Holdings, Inc.(a)	109,991	434,464
Skechers U.S.A., Inc.(a)	8,954	272,649
Starbucks Corp.	6,021	359,454
Starwood Hotels & Resorts Worldwide, Inc.	4,167	347,653
Target Corp.	4,626	380,627
TEGNA, Inc.	8,438	197,955
The Gap, Inc.	9,624	282,946
The Home Depot, Inc.	3,128	417,369
The Priceline Group, Inc.(a)	205	264,237
The TJX Cos., Inc.	4,735	370,987
The Walt Disney Co.	3,479	345,499
Tiffany & Co.	5,810	426,338
Time Warner Cable, Inc.	2,386	488,224
Time Warner, Inc.	4,446	322,557
Toll Brothers, Inc.(a)	11,057	326,292
Tractor Supply Co.	5,146	465,507
TripAdvisor, Inc.(a)	5,336	354,844
Twenty-First Century Fox, Inc.	11,697	326,112
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	1,755	340,014
Under Armour, Inc., Class A(a)	2,493	211,481
VF Corp.	4,420	286,239
Whirlpool Corp.	2,072	373,664
Williams-Sonoma, Inc.	2,942	161,045
Wyndham Worldwide Corp.	4,302	328,802
Yum! Brands, Inc.	3,056	250,134
		30,597,093
Consumer Staples (9.0%):
Altria Group, Inc.	7,440	466,190
Archer-Daniels-Midland Co.	8,090	293,748
Brown-Forman Corp., Class B	4,514	444,494
Bunge Ltd.	8,898	504,250
Campbell Soup Co.	7,386	471,153
Casey’s General Stores, Inc.	2,662	301,658
Church & Dwight Co., Inc.	5,036	464,218
Coca-Cola Enterprises, Inc.	5,039	255,679
Constellation Brands, Inc., Class A	2,709	409,303
Costco Wholesale Corp.	2,918	459,819
Coty, Inc., Class A	7,634	212,454
CVS Health Corp.	3,869	401,331
Dr Pepper Snapple Group, Inc.	4,863	434,849
General Mills, Inc.	7,992	506,294
Herbalife Ltd.(a)	7,889	485,647
Hormel Foods Corp.	9,010	389,592
Ingredion, Inc.	1,331	142,137
McCormick & Co., Inc.	3,279	326,195
Mead Johnson Nutrition Co.	4,514	383,555
Molson Coors Brewing Co.	3,339	321,145
Monster Beverage Corp.(a)	2,119	282,632
PepsiCo, Inc.	5,446	558,106
Philip Morris International, Inc.	5,293	519,297
Pilgrim’s Pride Corp.(a)	11,572	293,929
Pinnacle Foods, Inc.	3,184	142,261
Reynolds American, Inc.	7,979	401,423
Rite Aid Corp.(a)	41,329	336,831
Spectrum Brands Holdings, Inc.	4,390	479,739
Sprouts Farmers Markets, Inc.(a)	10,505	305,065
Sysco Corp.	9,506	444,215
The Clorox Co.	3,778	476,255
The Coca-Cola Co.	13,260	615,131
The Estee Lauder Cos., Inc., Class A	3,848	362,905
The Kroger Co.	9,270	354,578
The Procter & Gamble Co.	6,018	495,342
TreeHouse Foods, Inc.(a)	3,735	324,011
Tyson Foods, Inc., Class A	4,212	280,772
Walgreens Boots Alliance, Inc.	3,550	299,052
Wal-Mart Stores, Inc.	5,614	384,503
WhiteWave Foods Co., Class A(a)	7,758	315,285

See notes to schedules of investments.

Security Description	Shares	Value
Whole Foods Market, Inc.	7,258	$225,796
		15,570,839
Energy (2.0%):
Cameron International Corp.(a)	5,679	380,777
Columbia Pipeline Group, Inc.	18,216	457,222
Exxon Mobil Corp.	3,928	328,342
FMC Technologies, Inc.(a)	11,417	312,369
Marathon Petroleum Corp.	5,374	199,805
ONEOK, Inc.	13,988	417,682
Phillips 66	3,368	291,635
Plains GP Holdings LP, Class A	41,430	360,027
Targa Resources Corp.	8,755	261,424
Tesoro Corp.	2,942	253,041
Valero Energy Corp.	3,515	225,452
		3,487,776
Financials (14.4%):
Affiliated Managers Group, Inc.(a)	2,038	330,971
Aflac, Inc.	6,898	435,540
Alleghany Corp.(a)	464	230,237
American Express Co.	5,729	351,761
American Financial Group, Inc.	3,871	272,402
Ameriprise Financial, Inc.	3,479	327,061
AmTrust Financial Services, Inc.	11,156	288,717
Arthur J. Gallagher & Co.	5,661	251,801
Bank of America Corp.	20,679	279,580
BB&T Corp.	10,491	349,036
Berkshire Hathaway, Inc., Class B(a)	3,514	498,565
BlackRock, Inc.	955	325,244
Brown & Brown, Inc.	10,983	393,191
Capital One Financial Corp.	3,926	272,111
CBOE Holdings, Inc.	4,728	308,880
CBRE Group, Inc., Class A(a)	13,188	380,079
Cincinnati Financial Corp.	5,074	331,637
CIT Group, Inc.	8,241	255,718
Citigroup, Inc.	6,646	277,471
Citizens Financial Group, Inc.	13,839	289,927
CME Group, Inc.	3,722	357,498
Comerica, Inc.	11,011	416,987
Commerce Bank, Inc.	7,758	348,722
Discover Financial Services	7,112	362,143
East West Bancorp, Inc.	10,318	335,129
Erie Indemnity Co., Class A	2,989	277,947
FactSet Research Systems, Inc.	2,228	337,609
Fifth Third Bancorp	25,007	417,366
First Republic Bank	4,605	306,877
Franklin Resources, Inc.	8,685	339,149
Hartford Financial Services Group, Inc.	7,531	347,028
Huntington Bancshares, Inc.	37,363	356,443
Intercontinental Exchange, Inc.	1,471	345,891
Invesco Ltd.	7,646	235,267
Jones Lang LaSalle, Inc.	2,314	271,478
JPMorgan Chase & Co.	5,431	321,624
KeyCorp	19,504	215,324
Lincoln National Corp.	7,490	293,608
M&T Bank Corp.	2,984	331,224
Markel Corp.(a)	299	266,579
MarketAxess Holdings, Inc.	2,150	268,385
Marsh & McLennan Cos., Inc.	7,793	473,736
McGraw-Hill Cos., Inc.	3,332	329,801
MetLife, Inc.	7,240	318,126
Moody’s Corp.	3,610	348,582
Morgan Stanley	10,821	270,633
MSCI, Inc.	4,507	333,879
NASDAQ, Inc.	6,834	453,641
Northern Trust Corp.	1,598	104,142
Old Republic International Corp.	10,907	199,380
People’s United Financial, Inc.	17,029	271,272

See notes to schedules of investments.

Security Description	Shares	Value
Principal Financial Group, Inc.	3,810	$150,305
Prudential Financial, Inc.	3,935	284,186
Raymond James Financial, Inc.	8,752	416,683
Regions Financial Corp.	49,282	386,864
Reinsurance Group of America, Inc.	2,849	274,216
SEI Investments Co.	7,158	308,152
Signature Bank(a)	2,420	329,410
State Street Corp.	4,966	290,610
SunTrust Banks, Inc.	8,548	308,412
SVB Financial Group(a)	1,086	110,826
Synchrony Financial(a)	11,555	331,166
T. Rowe Price Group, Inc.	5,236	384,637
TD Ameritrade Holding Corp.	9,526	300,355
TFS Financial Corp.	16,178	281,012
The Allstate Corp.	6,028	406,106
The Bank of New York Mellon Corp.	8,725	321,342
The Charles Schwab Corp.	9,445	264,649
The Goldman Sachs Group, Inc.	2,136	335,309
The PNC Financial Services Group, Inc.	4,252	359,592
The Progressive Corp.	13,644	479,450
The Travelers Cos., Inc.	4,308	502,788
Torchmark Corp.	4,578	247,944
U.S. Bancorp	8,959	363,646
Unum Group	8,595	265,757
W.R. Berkley Corp.	8,409	472,586
Wells Fargo & Co.	7,498	362,603
		24,844,005
Health Care (10.3%):
Abbott Laboratories	8,213	343,550
Abbvie, Inc.	4,253	242,931
Acadia Healthcare Co., Inc.(a)	6,760	372,544
Aetna, Inc.	2,397	269,303
Agilent Technologies, Inc.	9,402	374,670
Align Technology, Inc.(a)	4,270	310,386
Amgen, Inc.	2,008	301,059
Anthem, Inc.	2,321	322,596
Baxalta, Inc.	5,823	235,249
Becton, Dickinson & Co.	2,951	448,021
Biogen, Inc.(a)	751	195,500
Bruker Corp.	7,557	211,596
Cardinal Health, Inc.	4,452	364,841
Centene Corp.(a)	8,921	549,266
Cerner Corp.(a)	5,879	311,352
Cigna Corp.	2,314	317,573
DENTSPLY SIRONA, Inc.	4,951	305,130
Edwards Lifesciences Corp.(a)	3,416	301,325
Eli Lilly & Co.	3,948	284,295
Envision Healthcare Holdings, Inc.(a)	15,198	310,039
Express Scripts Holding Co.(a)	5,537	380,337
Gilead Sciences, Inc.	3,375	310,029
HCA Holdings, Inc.(a)	3,684	287,536
Henry Schein, Inc.(a)	1,527	263,606
Hologic, Inc.(a)	7,393	255,059
Humana, Inc.	1,856	339,555
IDEXX Laboratories, Inc.(a)	4,116	322,365
Illumina, Inc.(a)	1,315	213,175
IMS Health Holdings, Inc.(a)	15,743	417,976
Intuitive Surgical, Inc.(a)	655	393,688
Johnson & Johnson	4,600	497,721
Laboratory Corp. of America Holdings(a)	2,977	348,696
Mallinckrodt PLC(a)	6,276	384,593
McKesson Corp.	1,956	307,581
MEDNAX, Inc.(a)	3,705	239,417
Merck & Co., Inc.	7,202	381,058
Mettler-Toledo International, Inc.(a)	574	197,892
Mylan NV(a)	3,971	184,056
Patterson Cos., Inc.	7,522	349,999
PerkinElmer, Inc.	6,326	312,884
Pfizer, Inc.	13,344	395,516

See notes to schedules of investments.

Security Description	Shares	Value
Quest Diagnostics, Inc.	2,933	$209,563
Quintiles Transnational Holdings, Inc.(a)	3,713	241,716
Regeneron Pharmaceuticals, Inc.(a)	618	222,752
ResMed, Inc.	4,564	263,890
St. Jude Medical, Inc.	6,219	342,045
Stryker Corp.	4,056	435,168
Teleflex, Inc.	2,080	326,581
The Cooper Cos., Inc.	1,433	220,639
Thermo Fisher Scientific, Inc.	2,611	369,691
UnitedHealth Group, Inc.	2,731	352,026
Universal Health Services, Inc., Class B	2,288	285,359
Varian Medical Systems, Inc.(a)	3,775	302,076
VCA, Inc.(a)	5,704	329,064
Waters Corp.(a)	2,318	305,791
West Pharmaceutical Services, Inc.	5,338	370,030
		17,730,356
Industrials (17.4%):
3M Co.	2,636	439,237
A.O. Smith Corp.	5,589	426,497
Acuity Brands, Inc.	1,133	247,153
AGCO Corp.	5,628	279,712
Alaska Air Group, Inc.	4,504	369,418
Allison Transmission Holdings, Inc.	16,973	457,931
AMERCO, Inc.	1,033	369,101
American Airlines Group, Inc.	6,052	248,193
AMETEK, Inc.	9,793	489,453
BE Aerospace, Inc.	6,902	318,320
C.H. Robinson Worldwide, Inc.	2,869	212,966
Carlisle Cos., Inc.	5,510	548,245
Cintas Corp.	2,171	194,978
Copart, Inc.(a)	8,184	333,662
CSX Corp.	11,448	294,786
Cummins, Inc.	2,994	329,160
Danaher Corp.	5,093	483,122
Deere & Co.	3,931	302,648
Delta Air Lines, Inc.	6,127	298,262
Dover Corp.	4,160	267,613
Eaton Corp. PLC	5,619	351,525
Emerson Electric Co.	7,343	399,312
Equifax, Inc.	2,196	250,981
Expeditors International of Washington, Inc.	8,005	390,724
Fastenal Co.	6,663	326,487
Flowserve Corp.	6,410	284,668
Fortune Brands Home & Security, Inc.	5,485	307,379
General Dynamics Corp.	3,295	432,864
Graco, Inc.	4,593	385,628
Honeywell International, Inc.	3,628	406,517
Hubbell, Inc.	4,025	426,368
Huntington Ingalls Industries, Inc.	3,040	416,298
IDEX Corp.	3,109	257,674
IHS, Inc., Class A(a)	2,251	279,484
Illinois Tool Works, Inc.	4,233	433,628
Ingersoll-Rand PLC	5,992	371,564
J.B. Hunt Transport Services, Inc.	3,547	298,799
Jacobs Engineering Group, Inc.(a)	6,209	270,402
JetBlue Airways Corp.(a)	23,604	498,516
Kansas City Southern	2,961	253,017
KAR Auction Services, Inc.	7,876	300,391
Lennox International, Inc.	2,781	375,963
Lockheed Martin Corp.	2,282	505,464
Manpowergroup, Inc.	2,870	233,675
Masco Corp.	10,779	339,000
MSC Industrial Direct Co., Inc.	2,849	217,407
Nielsen Holdings PLC	6,982	367,673
Nordson Corp.	2,044	155,426
Norfolk Southern Corp.	3,735	310,939
Northrop Grumman Corp.	2,146	424,693
Old Dominion Freight Line, Inc.(a)	7,011	488,107
Owens Corning, Inc.	7,890	373,039

See notes to schedules of investments.

Security Description	Shares	Value
PACCAR, Inc.	6,265	$342,633
Parker-Hannifin Corp.	3,258	361,899
Raytheon Co.	3,260	399,774
Republic Services, Inc., Class A	11,159	531,725
Robert Half International, Inc.	3,450	160,701
Rockwell Automation, Inc.	2,950	335,563
Rockwell Collins, Inc.	5,256	484,656
Rollins, Inc.	14,315	388,223
Roper Technologies, Inc.	2,225	406,663
Sensata Technologies Holding NV(a)	10,120	393,061
Snap-on, Inc.	2,295	360,292
Southwest Airlines Co.	6,678	299,174
Spirit Aerosystems Holdings, Inc.(a)	5,701	258,597
Stanley Black & Decker, Inc.	3,899	410,214
Stericycle, Inc.(a)	2,335	294,654
Textron, Inc.	13,083	477,006
The ADT Corp.	9,707	400,511
The Boeing Co.	2,546	323,189
The Middleby Corp.(a)	3,013	321,698
Toro Co.	3,621	311,841
TransDigm Group, Inc.(a)	1,736	382,510
Tyco International PLC	9,896	363,282
Union Pacific Corp.	3,968	315,654
United Continental Holdings, Inc.(a)	4,382	262,307
United Parcel Service, Inc.	4,733	499,189
United Rentals, Inc.(a)	1,774	110,325
United Technologies Corp.	4,020	402,402
Verisk Analytics, Inc., Class A(a)	4,510	360,439
W.W. Grainger, Inc.	1,945	454,022
WABCO Holdings, Inc.(a)	3,634	388,547
Wabtec Corp.	4,615	365,923
Watsco, Inc.	3,284	442,486
Xylem, Inc.	8,670	354,603
		30,007,832
Information Technology (14.9%):
Activision Blizzard, Inc.	8,210	277,826
Adobe Systems, Inc.(a)	3,545	332,521
Akamai Technologies, Inc.(a)	4,111	228,448
Alliance Data Systems Corp.(a)	827	181,940
Alphabet, Inc., Class A(a)	382	291,429
Amdocs Ltd.	6,918	417,986
Amphenol Corp., Class A	6,319	365,365
Analog Devices, Inc.	4,782	283,047
ANSYS, Inc.(a)	4,538	405,969
Apple, Inc.	2,947	321,194
Applied Materials, Inc.	15,303	324,118
Arista Networks, Inc.(a)	4,423	279,091
ARRIS International PLC(a)	18,922	433,693
Arrow Electronics, Inc.(a)	4,064	261,762
Automatic Data Processing, Inc.	4,722	423,611
Avnet, Inc.	7,276	322,327
Booz Allen Hamilton Holdings Corp.	13,267	401,725
Broadridge Financial Solutions, Inc.	2,702	160,256
CA, Inc.	10,954	337,274
Cadence Design Systems, Inc.(a)	14,041	331,087
CDK Global, Inc.	7,624	354,897
CDW Corp. of Delaware	8,852	367,358
Cisco Systems, Inc.	11,888	338,451
Citrix Systems, Inc.(a)	5,235	411,366
Cognizant Technology Solutions Corp., Class A(a)	5,173	324,347
Corning, Inc.	16,601	346,795
eBay, Inc.(a)	11,268	268,854
Echostar Holding Corp.(a)	7,877	348,873
EMC Corp.	13,097	349,035
F5 Networks, Inc.(a)	3,097	327,817
Facebook, Inc., Class A(a)	2,371	270,531
Fidelity National Information Services, Inc.	4,894	309,839
Fiserv, Inc.(a)	4,146	425,297
FleetCor Technologies, Inc.(a)	3,480	517,649

See notes to schedules of investments.

Security Description	Shares	Value
Flextronics International Ltd.(a)	24,065	$290,224
FLIR Systems, Inc.	11,565	381,067
Gartner, Inc.(a)	3,699	330,506
Genpact Ltd.(a)	8,294	225,514
Global Payments, Inc.	5,382	351,445
HP, Inc.	19,257	237,246
Intel Corp.	10,831	350,383
International Business Machines Corp.	2,623	397,253
IPG Photonics Corp.(a)	4,494	431,783
Jack Henry & Associates, Inc.	3,096	261,829
Juniper Networks, Inc.	12,300	313,773
Keysight Technologies, Inc.(a)	18,071	501,289
KLA-Tencor Corp.	6,109	444,796
Lam Research Corp.	3,833	316,606
Linear Technology Corp.	5,721	254,928
MasterCard, Inc., Class A	4,133	390,569
Microchip Technology, Inc.	9,462	456,067
Micron Technology, Inc.(a)	32,049	335,553
Motorola Solutions, Inc.	4,540	343,678
NVIDIA Corp.	7,271	259,066
Oracle Corp.	9,990	408,691
Paychex, Inc.	8,338	450,334
QUALCOMM, Inc.	4,428	226,448
Red Hat, Inc.(a)	4,065	302,883
Sabre Corp.	12,249	354,241
SanDisk Corp.	2,670	203,134
Seagate Technology PLC	10,231	352,457
Skyworks Solutions, Inc.	4,933	384,281
Symantec Corp.	11,034	202,805
Synopsys, Inc.(a)	9,214	446,326
Texas Instruments, Inc.	5,522	317,073
The Ultimate Software Group, Inc.(a)	1,758	340,173
The Western Union Co.	14,360	277,004
Total System Services, Inc.	7,969	379,165
Trimble Navigation Ltd.(a)	15,455	383,284
Tyler Technologies, Inc.(a)	3,419	439,718
Vantiv, Inc.(a)	7,210	388,475
VeriSign, Inc.(a)	3,167	280,406
Visa, Inc., Class A	4,795	366,722
VMware, Inc., Class A(a)	4,450	232,780
Western Digital Corp.	6,188	292,321
Xilinx, Inc.	8,182	388,072
		25,632,146
Materials (5.3%):
Air Products & Chemicals, Inc.	2,644	380,868
Airgas, Inc.	2,477	350,842
Albemarle Corp.	7,533	481,584
AptarGroup, Inc.	5,297	415,339
Avery Dennison Corp.	2,928	211,138
Ball Corp.	2,934	209,165
Bemis Co., Inc.	5,005	259,159
CF Industries Holdings, Inc.	9,176	287,576
Crown Holdings, Inc.(a)	5,911	293,126
Eastman Chemical Co.	5,115	369,456
Ecolab, Inc.	3,293	367,235
International Flavors & Fragrances, Inc.	1,585	180,325
International Paper Co.	7,688	315,516
LyondellBasell Industries NV, Class A	3,058	261,704
Martin Marietta Materials, Inc.	1,695	270,369
NewMarket Corp.	714	282,930
Packaging Corp. of America	6,386	385,714
PPG Industries, Inc.	3,437	383,191
Praxair, Inc.	3,906	447,042
Reliance Steel & Aluminum Co.	3,714	256,972
Sealed Air Corp.	6,948	333,573
Sonoco Products Co.	5,900	286,563
The Dow Chemical Co.	5,224	265,693
The Mosaic Co.	9,654	260,658
The Sherwin-Williams Co.	1,169	332,779

See notes to schedules of investments.

Security Description	Shares	Value
The Valspar Corp.	3,833	$410,208
W.R. Grace & Co.(a)	6,126	436,049
Westlake Chemical Corp.	8,624	399,291
		9,134,065
Telecommunication Services (0.8%):
AT&T, Inc.	14,517	568,631
CenturyLink, Inc.	8,444	269,870
Verizon Communications, Inc.	9,475	512,408
		1,350,909
Utilities (6.9%):
AGL Resources, Inc.	5,511	358,986
Alliant Energy Corp.	4,028	299,200
Ameren Corp.	5,933	297,243
American Electric Power Co., Inc.	6,746	447,934
American Water Works Co., Inc.	4,062	279,994
Aqua America, Inc.	8,098	257,678
Atmos Energy Corp.	3,487	258,945
CMS Energy Corp.	7,009	297,462
Consolidated Edison, Inc.	6,573	503,623
Dominion Resources, Inc.	7,153	537,333
DTE Energy Co.	5,193	470,797
Duke Energy Corp.	5,613	452,857
Eversource Energy	7,643	445,893
Exelon Corp.	22,879	820,440
Great Plains Energy, Inc.	12,995	419,089
ITC Holdings Corp.	9,259	403,415
NextEra Energy, Inc.	4,079	482,709
OGE Energy Corp.	14,154	405,229
PG&E Corp.	7,595	453,573
Pinnacle West Capital Corp.	6,142	461,080
Public Service Enterprise Group, Inc.	9,276	437,271
Questar Corp.	9,764	242,147
SCANA Corp.	2,844	199,507
Sempra Energy	4,275	444,814
TECO Energy, Inc.	17,192	473,296
The Southern Co.	10,170	526,094
WEC Energy Group, Inc.	7,771	466,804
Westar Energy, Inc.	6,203	307,731
Xcel Energy, Inc.	12,034	503,262
		11,954,406
Total Common Stocks (Cost $153,948,222)		170,309,427

	Principal Amount
Cash Equivalents (1.8%)
Citibank Money Market Deposit Account, 0.05%(b)	$3,077,821	3,077,821
Total Cash Equivalents (Cost $3,077,821)		3,077,821
Total Investments (Cost $157,026,043) — 100.6%		173,387,248
Segregated Cash with Broker — 0.2%(c)		280,071
Liabilities in excess of other assets — (0.6)%		(1,275,151)
NET ASSETS - 100.00%		$172,392,168

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.
(c)	Segregated cash with broker represents collateral for futures contracts.

LP—Limited Partnership

PLC—Public Liability Co.

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	20	6/20/16	$2,051,500	$24,019

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	March 31, 2016
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Consumer Discretionary (10.7%):
Best Buy Co., Inc.	825	$26,763
Coach, Inc.	759	30,428
Darden Restaurants, Inc.	603	39,979
Ford Motor Co.	2,872	38,771
General Motors Co.	1,206	37,905
Harley-Davidson, Inc.	669	34,340
Kohl’s Corp.	493	22,979
L Brands, Inc.	439	38,549
Las Vegas Sands Corp.	485	25,065
Macy’s, Inc.	657	28,966
McDonald’s Corp.	426	53,539
Nordstrom, Inc.	503	28,777
The Gap, Inc.	960	28,224
		434,285
Consumer Staples (9.8%):
Altria Group, Inc.	848	53,136
Archer-Daniels-Midland Co.	922	33,478
Bunge Ltd.	501	28,392
General Mills, Inc.	911	57,712
Philip Morris International, Inc.	603	59,160
The Coca-Cola Co.	1,511	70,095
The Procter & Gamble Co.	686	56,465
Wal-Mart Stores, Inc.	640	43,834
		402,272
Energy (3.2%):
Exxon Mobil Corp.	448	37,447
Marathon Petroleum Corp.	612	22,754
ONEOK, Inc.	624	18,633
Plains GP Holdings LP, Class A	1,537	13,357
Targa Resources Corp.	417	12,452
Valero Energy Corp.	401	25,720
		130,363
Financials (17.3%):
American Financial Group, Inc.	863	60,729
Ameriprise Financial, Inc.	396	37,228
Arthur J. Gallagher & Co.	1,367	60,805
BB&T Corp.	1,195	39,758
Cincinnati Financial Corp.	795	51,961
CME Group, Inc.	424	40,725
Fifth Third Bancorp	1,950	32,546
Invesco Ltd.	1,155	35,539
JPMorgan Chase & Co.	619	36,657
MetLife, Inc.	825	36,251
Old Republic International Corp.	2,808	51,330
People’s United Financial, Inc.	2,937	46,786
Principal Financial Group, Inc.	852	33,611
Prudential Financial, Inc.	449	32,427
Regions Financial Corp.	3,858	30,285
T. Rowe Price Group, Inc.	596	43,782
Wells Fargo & Co.	854	41,299
		711,719
Health Care (2.8%):
Abbvie, Inc.	484	27,646
Merck & Co., Inc.	820	43,386
Pfizer, Inc.	1,521	45,083
		116,115
Industrials (9.2%):
Cummins, Inc.	341	37,490
Deere & Co.	448	34,492
Eaton Corp. PLC	640	40,038
Emerson Electric Co.	836	45,462
KAR Auction Services, Inc.	1,356	51,718

See notes to schedules of investments.

Security Description	Shares	Value
Norfolk Southern Corp.	426	$35,465
PACCAR, Inc.	714	39,048
The Boeing Co.	290	36,813
United Parcel Service, Inc.	539	56,848
		377,374
Information Technology (12.2%):
Analog Devices, Inc.	544	32,199
CA, Inc.	1,439	44,307
Cisco Systems, Inc.	1,354	38,548
HP, Inc.	2,194	27,030
Intel Corp.	1,234	39,920
International Business Machines Corp.	298	45,132
KLA-Tencor Corp.	462	33,638
Microchip Technology, Inc.	737	35,523
Paychex, Inc.	950	51,310
QUALCOMM, Inc.	504	25,775
Seagate Technology PLC	631	21,738
Symantec Corp.	2,433	44,718
The Western Union Co.	1,929	37,210
Western Digital Corp.	492	23,242
		500,290
Materials (5.3%):
CF Industries Holdings, Inc.	609	19,086
International Paper Co.	876	35,951
LyondellBasell Industries NV, Class A	348	29,782
Packaging Corp. of America	543	32,797
Sonoco Products Co.	1,023	49,687
The Dow Chemical Co.	595	30,262
The Mosaic Co.	749	20,223
		217,788
Telecommunication Services (3.8%):
AT&T, Inc.	1,654	64,787
CenturyLink, Inc.	962	30,746
Verizon Communications, Inc.	1,080	58,406
		153,939
Utilities (24.3%):
Alliant Energy Corp.	699	51,922
Ameren Corp.	1,055	52,856
American Electric Power Co., Inc.	769	51,062
Consolidated Edison, Inc.	749	57,388
Dominion Resources, Inc.	815	61,223
DTE Energy Co.	591	53,580
Duke Energy Corp.	639	51,555
Exelon Corp.	2,396	85,922
Great Plains Energy, Inc.	1,565	50,471
OGE Energy Corp.	1,551	44,405
Pinnacle West Capital Corp.	727	54,576
Public Service Enterprise Group, Inc.	1,057	49,827
Questar Corp.	1,210	30,008
SCANA Corp.	742	52,051
TECO Energy, Inc.	1,116	30,723
The Southern Co.	1,159	59,955
WEC Energy Group, Inc.	885	53,162
Westar Energy, Inc.	1,035	51,346
Xcel Energy, Inc.	1,371	57,335
		999,367
Total Common Stocks (Cost $3,872,006)		4,043,512

See notes to schedules of investments.

Security Description	Principal Amount	Value
Cash Equivalents (16.5%)
Citibank Money Market Deposit Account, 0.05%(a)	$678,306	$678,306
Total Cash Equivalents (Cost $678,306)		678,306
Total Investments (Cost $4,550,312) — 115.1%		4,721,818
Segregated Cash with Broker — 0.0%(b)		100
Liabilities in excess of other assets — (15.1)%		(618,767)
NET ASSETS - 100.00%		$4,103,151

(a)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.
(b)	Segregated cash with broker represents collateral for futures contracts.

LP—Limited Partnership

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP International Enhanced Volatility Wtd Index Fund	March 31, 2016
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (27.0%)
Australia (1.2%):
Consumer Staples (0.1%):
Wesfarmers Ltd.	610	$19,358

Energy (0.1%):
Caltex Australia Ltd.	602	15,698

Financials (0.5%):
AMP Ltd.	3,844	17,035
Australia & New Zealand Banking Group Ltd.	728	13,048
Commonwealth Bank of Australia	279	15,992
Insurance Australia Group Ltd.	3,720	15,885
Macquarie Group Ltd.	286	14,473
National Australia Bank Ltd.	731	14,675
QBE Insurance Group Ltd.	1,711	14,295
Suncorp Group Ltd.	1,744	15,908
Westpac Banking Corp.	579	13,446
		134,757
Health Care (0.1%):
CSL Ltd.	248	19,269
Ramsay Health Care Ltd.	338	15,867
		35,136
Industrials (0.2%):
Asciano, Ltd.	1,972	13,548
Brambles Ltd.	1,647	15,255
Cimic Group, Ltd.	492	13,088
		41,891
Materials (0.1%):
Amcor Ltd.	1,435	15,755
Newcrest Mining Ltd. (b)	670	8,668
		24,423
Telecommunication Services (0.1%):
Telstra Corp. Ltd.	4,919	20,070
Tpg Telecom, Ltd.	1,782	15,482
		35,552
		306,815
Austria (0.1%):
Financials (0.1%):
Erste Group Bank AG (b)	439	12,319

Belgium (0.5%):
Consumer Discretionary (0.1%):
Telenet Group Holding NV (b)	357	18,039

Consumer Staples (0.1%):
Anheuser-Busch InBev NV	119	14,782
Colruyt SA	357	20,757
		35,539
Financials (0.1%):
Ageas	452	17,885
Groupe Bruxelles Lambert SA	243	20,018
		37,903
Health Care (0.1%):
UCB SA	173	13,204

Materials (0.0%):(c)
Solvay SA	129	12,895

Telecommunication Services (0.1%):
Proximus SADP	469	16,001
		133,581
Bermuda (0.1%):
Financials (0.0%):(c)
Hongkong Land Holdings Ltd.	2,600	15,580

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (0.1%):
Jardine Matheson Holdings Ltd.	300	$17,112
		32,692
Canada (2.7%):
Consumer Discretionary (0.3%):
Canadian Tire Corp. Ltd.	154	16,032
Dollarama, Inc.	247	17,383
Gildan Activewear, Inc.	520	15,857
Magna International, Inc.	302	12,984
Shaw Communications, Inc., Class B	1,016	19,630
		81,886
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc., Class B	349	15,534
George Weston Ltd.	254	22,744
Loblaw Cos. Ltd.	414	23,183
Metro, Inc.	595	20,646
Saputo, Inc.	603	19,335
		101,442
Energy (0.2%):
Imperial Oil Ltd.	400	13,365
Inter Pipeline Ltd.	583	12,009
Pembina Pipeline Corp.	489	13,221
		38,595
Financials (1.1%):
Bank of Montreal	339	20,589
Brookfield Asset Management, Inc.	507	17,635
Canadian Imperial Bank of Commerce	270	20,172
Ci Financial Corp.	765	16,907
Great-West Lifeco, Inc.	750	20,641
IGM Financial, Inc.	576	17,352
Intact Financial Corp.	307	21,497
Manulife Financial Corp.	950	13,446
National Bank of Canada	527	17,243
Power Corp. of Canada	787	18,157
Power Financial Corp.	789	19,728
Royal Bank of Canada	340	19,592
Sun Life Financial, Inc.	531	17,133
The Bank of Nova Scotia	389	19,013
The Toronto-Dominion Bank	494	21,326
		280,431
Industrials (0.1%):
Canadian National Railway Co.	287	17,937
Canadian Pacific Railway Ltd.	90	11,959
		29,896
Information Technology (0.1%):
CGI Group, Inc. (b)	363	17,351
Constellation Software, Inc.	32	13,104
		30,455
Materials (0.1%):
Agrium, Inc.	182	16,071
Franco-Nevada Corp.	172	10,564
Potash Corp. of Saskatchewan, Inc.	580	9,875
		36,510
Telecommunication Services (0.3%):
BCE, Inc.	544	24,796
Rogers Communications, Inc.	472	18,900
TELUS Corp.	751	24,451
		68,147
Utilities (0.1%):
Canadian Utilities Ltd., Class A	493	13,800
Fortis, Inc.	463	14,515
		28,315
		695,677

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
China (0.0%):(c)
Industrials (0.0%):(c)
China State Construction Int	6,000	$8,949

Denmark (0.5%):
Consumer Discretionary (0.0%):(c)
Pandora A/S	94	12,292

Financials (0.1%):
Danske Bank A/S	459	12,956

Health Care (0.1%):
Genmab A/S (b)	79	10,934
Novo Nordisk A/S, Class B	220	11,917
		22,851
Industrials (0.2%):
DSV A/S	321	13,355
ISS A/S	533	21,381
Vestas Wind Systems A/S	161	11,346
		46,082
Materials (0.1%):
Christian Hansen Holding A/S	221	14,824
Novozymes A/S, B Shares	266	11,947
		26,771
		120,952
Finland (0.4%):
Energy (0.1%):
Neste Oyj	367	12,058

Financials (0.1%):
Sampo Oyj, Class A	348	16,480

Industrials (0.1%):
Kone Oyj, Class B	287	13,811
Wartsila Oyj ABP	320	14,462
		28,273
Information Technology (0.0%):(c)
Nokia Oyj	1,806	10,712

Materials (0.1%):
Stora ENSO Oyj, R Shares	1,201	10,728
UPM-Kymmene Oyj	691	12,491
		23,219
		90,742
France (2.5%):
Consumer Discretionary (0.7%):
Accor SA	260	10,996
Christian Dior SE	70	12,673
Compagnie Generale DES Etablissements Michelin	164	16,753
Eutelsat Communications SA	542	17,477
Hermes International	42	14,765
JCDecaux SA	330	14,440
Kering	60	10,711
LVMH Moet Hennessy Louis Vuitton SA	67	11,447
Numericable-Sfr	230	9,658
Psa Peugeot Citroen (b)	616	10,537
Publicis Groupe SA	226	15,844
Renault SA	100	9,936
Sodexo SA	145	15,603
Valeo SA	74	11,505
		182,345
Consumer Staples (0.2%):
Carrefour SA	452	12,416
Danone SA	230	16,316
L’Oreal SA	82	14,666

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Pernod Ricard SA	135	$15,030
		58,428
Financials (0.3%):
AXA SA	526	12,332
BNP Paribas SA	235	11,805
CNP Assurances	850	13,234
Credit Agricole SA	913	9,871
Natixis SA	1,820	8,946
SCOR SE	435	15,334
Societe Generale SA	249	9,199
		80,721
Health Care (0.2%):
Essilor International SA	115	14,167
Sanofi	166	13,343
Sartorius Stedim Biotech	29	11,032
		38,542
Industrials (0.6%):
Aeroports de Paris	164	20,250
Airbus Group SE	171	11,328
Bollore SA	3,517	13,632
Bureau Veritas SA	819	18,206
Compagnie de Saint-Gobain	305	13,394
Eiffage SA	194	14,884
Legrand SA	285	15,927
Schneider Electric SA	199	12,539
Societe BIC SA	100	15,023
Thales SA	177	15,464
Vinci SA	225	16,697
		167,344
Information Technology (0.2%):
Atos SE	198	16,078
Cap Gemini SA	157	14,725
Dassault Systemes SA	208	16,477
Ingenico Group	103	11,805
		59,085
Materials (0.1%):
Air Liquide SA	130	14,582

Telecommunication Services (0.1%):
Iliad SA	60	15,413
Orange SA	715	12,483
		27,896
Utilities (0.1%):
Suez Environnement Co.	801	14,661
Veolia Environnement SA	639	15,377
		30,038
		658,981
Germany (1.7%):
Consumer Discretionary (0.3%):
Bayerische Motoren Werke AG	141	12,942
Continental AG	61	13,833
Daimler AG, Registered Shares	170	13,008
Kabel Deutschland Holding AG	169	18,919
ProSiebenSat.1 Media SE	282	14,474
		73,176
Consumer Staples (0.1%):
Beiersdorf AG	175	15,760

Financials (0.4%):
Allianz SE	105	17,049
Commerzbank AG	1,156	10,028
Deutsche Boerse AG	171	14,557
Hannover Rueck SE	147	17,082
Muenchener Rueckversicherungs-Gesellschaft AG	103	20,900
Talanx AG	540	18,399

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Vonovia SE	418	$15,004
		113,019
Health Care (0.2%):
Bayer AG	129	15,113
Fresenius Medical Care AG & Co. KGaA	171	15,084
Fresenius SE & Co. KGaA	210	15,305
Merck KGaA	160	13,307
		58,809
Industrials (0.2%):
Brenntag AG	267	15,212
Deutsche Post AG	571	15,845
Hochtief AG	119	14,529
Siemens AG	157	16,601
		62,187
Information Technology (0.2%):
Infineon Technologies AG	840	11,908
SAP SE	216	17,378
United Internet AG	261	13,074
		42,360
Materials (0.2%):
BASF SE	200	15,037
Evonik Industries AG	520	15,549
Linde AG	99	14,382
Symrise AG	246	16,467
		61,435
Telecommunication Services (0.1%):
Deutsche Telekom AG, Registered Shares	816	14,627
		441,373
Hong Kong (2.1%):
Consumer Discretionary (0.1%):
Chow Tai Fook Jewellery Group Ltd.	17,200	10,751
Galaxy Entertainment Group Ltd.	2,000	7,508
Michael Kors Holdings Ltd. (b)	151	8,601
Techtronic Industries Co. Ltd.	3,000	11,885
		38,745
Consumer Staples (0.1%):
Dairy Farm International Holdings Ltd.	3,000	18,111
WH Group Ltd. (b)	18,500	13,380
		31,491
Financials (0.9%):
AIA Group Ltd.	2,400	13,642
BOC Hong Kong Holdings Ltd.	4,500	13,443
China Overseas Land & Investment Ltd.	2,000	6,335
China Resources Land Limited	4,000	10,263
China Taiping Insurance Holdings Co. Ltd. (b)	3,400	7,489
Goldin Financial Holdings Ltd. (b)	4,000	4,127
Hang Lung Properties, Ltd.	7,000	13,365
Hang Seng Bank	900	15,925
Henderson Land Development Co., Ltd.	2,000	12,299
Hong Kong Exchanges and Clearing Ltd.	510	12,289
New World China Land, Ltd.	8,000	8,153
New World Development Co. Ltd.	15,000	14,317
Sino Land Co. Ltd.	8,000	12,708
Sun Hung KAI Properties, Ltd.	1,000	12,237
Swire Pacific Ltd., Class A	1,500	16,179
Swire Properties Ltd.	6,200	16,783
The Bank of East Asia Ltd.	3,600	13,456
The Wharf Holdings Ltd.	2,000	10,955
Wheelock & Co. Ltd.	3,000	13,406
		227,371
Industrials (0.4%):
Beijing Enterprises Holdings Ltd.	2,000	10,953
Cathay Pacific Airways Ltd.	7,000	12,124
China Merchants Holdings International.	4,000	11,894
CITIC Ltd.	9,000	13,694

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
CK Hutchison Holdings Ltd.	1,500	$19,489
Jardine Strategic Holdings Ltd.	600	17,911
MTR Corp. Ltd.	4,000	19,825
		105,890
Information Technology (0.0%):(c)
Hanergy Thin Film Power Group Ltd. (b)	82,000	1,797

Telecommunication Services (0.1%):
China Mobile Ltd.	1,500	16,613
China Unicom Hong Kong Ltd.	8,000	10,536
		27,149
Utilities (0.5%):
Cheung Kong Infrastructure Holdings Ltd.	2,000	19,559
China Gas Holdings Ltd.	6,000	8,856
China Resources Power Holdings Co. Ltd.	6,000	11,217
CLP Holdings Ltd.	3,000	27,155
Guangdong Investment Ltd.	8,000	10,116
Hong Kong & China Gas Co. Ltd.	12,440	23,256
Power Assets Holdings Ltd.	2,000	20,470
		120,629
		553,072
Ireland (0.6%):
Consumer Discretionary (0.1%):
Paddy Power Betfair PLC	88	12,238
WPP PLC	709	16,500
		28,738
Consumer Staples (0.1%):
Kerry Group PLC	211	19,644

Financials (0.1%):
Bank of Ireland (b)	36,379	10,517
XL Group PLC	589	21,675
		32,192
Health Care (0.0%):(c)
Shire PLC	210	11,975

Information Technology (0.1%):
Accenture PLC, Class A	166	19,157

Industrials (0.2%):
DCC PLC	196	17,283
Experian PLC	849	15,151
Pentair PLC	250	13,565
		45,999
Materials (0.0%):(c)
CRH PLC	420	11,848
		169,553
Israel (0.2%):
Financials (0.1%):
Bank Hapoalim BM	3,598	18,684

Health Care (0.0%):(c)
Teva Pharmaceutical Industries Ltd.	195	10,492

Information Technology (0.1%):
Check Point Software Technologies Ltd. (b)	198	17,319

Telecommunication Services (0.0%):(c)
Bezeq The Israeli Telecommunication Corp.	5,273	11,907
		58,402
Italy (0.4%):
Consumer Discretionary (0.1%):
Luxottica Group SpA	204	11,236

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Prada SpA	2,690	$9,250
		20,486
Financials (0.1%):
Assicurazioni Generali SpA	880	13,024
EXOR SpA	303	10,839
Intesa Sanpaolo SpA	3,392	9,377
UniCredit SpA	2,099	7,566
		40,806
Industrials (0.1%):
Atlantia SpA	536	14,848

Utilities (0.1%):
Snam SpA	3,177	19,878
Terna Rete Elettrica Nazionale SpA	3,333	19,001
		38,879
		115,019
Japan (4.9%):
Consumer Discretionary (0.8%):
Aisin Seiki Co. Ltd.	226	8,508
Bridgestone Corp.	358	13,363
Denso Corp.	286	11,482
Dentsu, Inc.	200	10,035
Fuji Heavy Industries Ltd.	265	9,359
Honda Motor Co. Ltd.	443	12,114
Isuzu Motors Ltd.	965	9,955
Koito Manufacturing Co., Ltd.	200	9,057
Mazda Motor Corp.	600	9,314
Mitsubishi Motors Corp.	1,400	10,452
Nissan Motor Co. Ltd.	1,149	10,624
Nitori Holdings Co. Ltd.	100	9,151
Oriental Land Co. Ltd.	152	10,763
Panasonic Corp.	1,100	9,964
Rakuten, Inc.	1,100	10,620
Sekisui House Ltd.	597	10,074
Shimano, Inc.	40	6,274
Sumitomo Electric Industries Ltd.	792	9,605
Suzuki Motor Corp.	405	10,831
Toyota Industries Corp.	281	12,621
Toyota Motor Corp.	187	9,919
		214,085
Consumer Staples (0.5%):
Ajinomoto Co., Inc.	1,000	22,550
Asahi Group Holdings Ltd.	400	12,452
Japan Tobacco, Inc.	287	11,947
Kao Corp.	193	10,293
MEIJI Holdings Co. Ltd.	100	8,037
Seven & i Holdings Co. Ltd.	344	14,659
Shiseido Co. Ltd.	400	8,912
Suntory Beverage & Food Ltd.	300	13,498
Uni-Charm Corp.	500	10,884
Yakult Honsha Co. Ltd.	163	7,212
		120,444
Financials (0.7%):
Daito Trust Construction Co. Ltd.	74	10,497
Daiwa House Industry Co. Ltd.	300	8,434
Daiwa Securities Group, Inc.	2,000	12,294
Japan Exchange Group, Inc.	600	9,180
Mitsubishi UFJ Financial Group, Inc.	2,284	10,584
Mitsui Fudosan Co. Ltd.	1,000	24,911
Mizuho Financial Group, Inc.	7,252	10,809
Nomura Holdings, Inc.	2,169	9,689
ORIX Corp.	640	9,117
Resona Holdings, Inc.	3,031	10,809
Sompo Japan Nipponkoa Holdings, Inc.	300	8,504
Sumitomo Mitsui Financial Group, Inc.	294	8,926
Sumitomo Mitsui Trust Holdings, Inc.	4,084	11,957
Sumitomo Realty & Development	564	16,489

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
T&D Holdings, Inc.	1,000	$9,342
The Dai-ichi Life Insurance Co. Ltd.	800	9,697
		181,239
Health Care (0.5%):
Astellas Pharma, Inc.	900	11,962
Chugai Pharmaceutical Co. Ltd.	375	11,605
Daiichi Sankyo Co. Ltd.	500	11,099
Eisai Co. Ltd.	169	10,162
Hoya Corp.	302	11,481
Kyowa Hakko Kirin Co. Ltd.	600	9,575
M3, Inc.	400	10,061
Santen Pharmaceutical Co., Ltd.	800	12,026
Shionogi & Co. Ltd.	200	9,402
Sysmex Corp.	200	12,505
Taisho Pharmaceutical Holdin	200	15,853
Terumo Corp.	300	10,738
		136,469
Industrials (1.1%):
Central Japan Railway Co.	100	17,687
Daikin Industries Ltd.	200	14,939
FANUC Corp.	100	15,489
Hankyu Hanshin Holdings, Inc.	2,000	12,756
ITOCHU Corp.	712	8,751
Japan Airlines Co. Ltd.	300	10,999
Kintetsu Group Holdings Co., Ltd.	3,000	12,160
Komatsu Ltd.	668	11,358
Kubota Corp.	705	9,624
Makita Corp.	200	12,399
Marubeni Corp.	2,100	10,626
Mitsubishi Corp.	568	9,613
Mitsubishi Electric Corp.	1,266	13,267
Mitsubishi Heavy Industries Ltd.	3,000	11,147
Mitsui & Co. Ltd.	854	9,821
Nidec Corp.	100	6,843
OBAYASHI Corp.	1,100	10,844
Odakyu Railway Jpy50 ORD	1,000	10,879
Recruit Holdings Co. Ltd.	400	12,198
Secom Co. Ltd.	200	14,843
Shimizu Corp.	2,000	16,941
TAISEI Corp.	2,000	13,209
Tokyu Corp.	1,949	16,326
Toyota Tsusho Corp.	458	10,341
		293,060
Information Technology (0.6%):
Canon, Inc.	516	15,391
FUJIFILM Holdings Corp.	347	13,718
Hitachi Ltd.	2,699	12,651
Kyocera Corp.	280	12,330
Nexon Co. Ltd.	400	6,823
Nomura Research Institute Ltd.	320	10,778
NTT Data Corp.	300	15,047
Oracle Corp. Japan	300	16,827
Renesas Electronics Corp. (b)	1,300	8,353
Ricoh Co. Ltd.	1,300	13,233
Seiko Epson Corp.	500	8,043
TDK Corp.	100	5,549
Tokyo Electron Ltd.	200	13,028
Yahoo Japan Corp.	2,700	11,493
		163,264
Materials (0.3%):
Asahi Kasei Corp.	1,578	10,659
JFE Holdings, Inc.	600	8,059
Nippon Paint Co. Ltd.	300	6,636
Nippon Steel & Sumitomo Metal	500	9,587
Nitto Denko Corp.	165	9,196
Shin-Etsu Chemical Co. Ltd.	198	10,228
Sumitomo Chemical Co. Ltd.	2,000	9,054

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Toray Industries, Inc.	1,838	$15,688
		79,107
Telecommunication Services (0.2%):
KDDI Corp.	401	10,701
Nippon Telegraph & Telephone Corp.	312	13,479
NTT DOCOMO, Inc.	400	9,094
SoftBank Group Corp.	175	8,371
		41,645
Utilities (0.2%):
Chubu Electric Power Co., Inc.	800	11,166
Osaka Gas Co. Ltd.	4,000	15,356
Tohoku Electric Power Co., Inc.	800	10,311
Tokyo Electric Power Co. Holdin (b)	1,700	9,341
		46,174
		1,275,487
Netherlands (0.5%):
Consumer Discretionary (0.1%):
RELX NV	927	16,159
Wolters Kluwer NV	406	16,179
		32,338
Consumer Staples (0.1%):
Heineken NV	182	16,464
Koninklijke Ahold NV	667	14,979
		31,443
Financials (0.1%):
NN Group NV	505	16,483

Industrials (0.1%):
AerCap Holdings NV (b)	252	9,767
Randstad Holding NV	231	12,775
		22,542
Information Technology (0.0%):(c)
ASML Holding NV	119	11,973

Materials (0.1%):
AKZO Nobel NV	226	15,403
		130,182
Norway (0.3%):
Consumer Staples (0.1%):
Marine Harvest ASA	1,122	17,285
Orkla ASA	2,299	20,806
		38,091
Financials (0.1%):
DNB ASA	962	11,367
Gjensidige Forsikring ASA	987	16,824
		28,191
Materials (0.1%):
Yara International ASA	332	12,471
		78,753
Portugal (0.1%):
Consumer Staples (0.0%):(c)
Jeronimo Martins SGPS SA	760	12,421

Utilities (0.1%):
EDP - Energias de Portugal SA	4,716	16,741
		29,162
Singapore (0.7%):
Consumer Discretionary (0.0%):(c)
Jardine Cycle & Carriage Ltd.	371	11,019

Consumer Staples (0.1%):
Wilmar International Ltd.	5,733	14,300

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Financials (0.3%):
CapitaLand Ltd.	6,651	$15,130
DBS Group Holdings Ltd.	1,633	18,608
Oversea-Chinese Banking Corp. Ltd.	3,089	20,250
United Overseas Bank Ltd.	1,367	19,127
		73,115
Industrials (0.2%):
Keppel Corp. Ltd.	2,733	11,819
Singapore Airlines Ltd.	2,300	19,494
Singapore Technologies Engineering Ltd.	6,585	15,773
		47,086
Information Technology (0.0%):(c)
Broadcom Ltd.	66	10,197

Telecommunication Services (0.1%):
Singapore Telecommunications Ltd.	6,369	18,033
		173,750
Spain (0.9%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA	407	13,640

Financials (0.1%):
Banco de Sabadell SA	5,951	10,685
Banco Santander SA	2,232	9,801
Bankia SA	12,263	11,542
		32,028
Health Care (0.1%):
Grifols SA	713	15,838

Industrials (0.2%):
Abertis Infraestructuras SA	1,003	16,466
ACS Actividades de Construccion y Servicios SA	414	12,310
Aena SA (b)	141	18,177
Ferrovial SA	842	18,067
		65,020
Information Technology (0.1%):
Amadeus IT Holding SA	382	16,333

Utilities (0.3%):
Enagas SA	680	20,406
Gas Natural SDG SA	822	16,592
Iberdrola SA	3,225	21,465
Red Electrica Corp. SA	249	21,566
		80,029
		222,888
Sweden (0.9%):
Consumer Discretionary (0.1%):
Hennes & Mauritz AB	455	15,150

Consumer Staples (0.1%):
Svenska Cellulosa AB SCA, B Shares	465	14,510
Swedish Match AB	566	19,194
		33,704
Financials (0.3%):
Lundbergs AB-B Shs	352	19,239
Nordea Bank AB	1,292	12,398
Skandinaviska Enskilda Banken AB, Class A	1,247	11,896
Svenska Handelsbanken AB	976	12,387
Swedbank AB, A Shares	680	14,610
		70,530
Health Care (0.0%):(c)
Meda AB	319	5,931

Industrials (0.3%):
ALFA Laval AB	698	11,405
ASSA Abloy AB	657	12,940
Atlas Copco AB, A Shares	449	11,273
Skanska AB, Class B	626	14,285
SKF AB, B Shares (b)	648	11,686

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Volvo AB, B Shares	1,151	$12,612
		74,201
Information Technology (0.1%):
Hexagon AB, B Shares	341	13,258
Telefonaktiebolaget LM Ericsson, B Shares	1,319	13,212
		26,470
		225,986
Switzerland (1.9%):
Consumer Discretionary (0.1%):
CIE Financiere Richemont SA	203	13,413
Garmin Ltd.	282	11,269
The Swatch Group AG	35	12,080
		36,762
Consumer Staples (0.1%):
Coca-Cola HBC AG	658	13,951
Nestle SA, Registered Shares	281	20,976
		34,927
Financials (0.5%):
Baloise Holding AG	165	20,952
Chubb Ltd.	176	20,970
Credit Suisse Group AG, Registered Shares	382	5,397
Julius Baer Group Ltd.	287	12,304
Partners Group Holding AG	38	15,272
Swiss Life Holding AG	67	17,786
Swiss Re AG	205	18,937
UBS Group AG, Registered Shares	772	12,423
		124,041
Health Care (0.4%):
Actelion Ltd.	103	15,377
Galenica AG	8	12,010
Lonza Group AG, Registered Shares	98	16,572
Novartis AG	225	16,285
Roche Holding AG	71	17,440
Sonova Holding AG, Registered Shares	148	18,895
		96,579
Industrials (0.3%):
ABB Ltd.	899	17,520
Geberit AG	47	17,568
Kuehne + Nagel International AG	149	21,183
Schindler Holding AG	93	17,139
SGS SA	9	19,011
		92,421
Information Technology (0.1%):
TE Connectivity Ltd.	268	16,595

Materials (0.3%):
EMS-Chemie Holding AG	33	17,094
Givaudan SA, Registered shares	9	17,645
LafargeHolcim Ltd.	257	12,073
Sika AG	5	19,800
Syngenta AG	27	11,201
		77,813
Telecommunication Services (0.1%):
Swisscom AG	35	19,004
		498,142
United Kingdom (3.6%):
Consumer Discretionary (1.1%):
Barratt Developments PLC	1,746	14,014
Berkeley Group Holdings PLC	276	12,724
Burberry Group PLC	583	11,396
Compass Group PLC	1,040	18,330
Delphi Automotive PLC	166	12,453
GKN PLC	2,954	12,228
Informa PLC	1,843	18,338

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
InterContinental Hotels Group PLC	327	$13,453
ITV PLC	4,644	16,045
Kingfisher PLC	3,132	16,890
Marks & Spencer Group PLC	2,851	16,611
Merlin Entertainment	2,535	16,851
Next PLC	206	15,950
Persimmon PLC	480	14,340
RELX PLC	1,084	20,106
Sky PLC	1,260	18,512
Taylor Wimpey PLC	5,131	13,981
Whitbread PLC	319	18,105
		280,327
Consumer Staples (0.5%):
Associated British Foods PLC	379	18,180
British American Tobacco PLC	346	20,229
Diageo PLC	744	20,058
Imperial Tobacco Group PLC	362	20,039
Reckitt Benckiser Group PLC	199	19,192
SABMiller PLC	219	13,374
Sainsbury (J) PLC	3,339	13,229
Unilever PLC	393	17,718
		142,019
Financials (0.8%):
Admiral Group PLC	610	17,328
Aon PLC	201	20,994
Aviva PLC	2,098	13,696
Direct Line Insurance Group PLC	3,361	17,824
Hargreaves Lansdown PLC	696	13,401
Legal & General Group PLC	4,225	14,234
London Stock Exchange Group PLC	284	11,470
Old Mutual PLC	3,543	9,785
Provident Financial PLC	327	13,895
Prudential PLC	591	10,996
RSA Insurance Group PLC	1,503	10,241
Schroders PLC	338	12,992
St James’s Place PLC	1,019	13,396
Standard Life PLC	2,728	13,909
		194,161
Health Care (0.1%):
AstraZeneca PLC	255	14,235
Smith & Nephew PLC	990	16,285
		30,520
Industrials (0.5%):
Babcock International Group PLC	1,212	16,501
BAE Systems PLC	2,477	18,065
Bunzl PLC	712	20,649
easyJet PLC	661	14,384
Intertek Group PLC	333	15,117
Royal Mail PLC	2,683	18,498
Travis Perkins PLC	639	16,736
		119,950
Information Technology (0.1%):
ARM Holdings PLC	839	12,215
The Sage Group PLC	1,811	16,326
		28,541
Materials (0.1%):
Johnson Matthey PLC	318	12,499
Rio Tinto PLC	316	8,856
		21,355
Telecommunication Services (0.1%):
BT Group PLC	2,383	15,044
Inmarsat PLC	1,028	14,499
		29,543
Utilities (0.3%):
National Grid PLC	1,638	23,173
Severn Trent PLC	762	23,733

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
SSE PLC	856	$18,315
United Utilities Group PLC	1,586	20,990
		86,211
		932,627
United States (0.2%):
Consumer Discretionary (0.1%):
Autoliv, Inc.	115	13,625
lululemon athletica, Inc. (b)	144	9,750
		23,375
Health Care (0.1%):
Jazz Pharmaceuticals PLC (b)	80	10,444
Taro Pharmaceutical Indus (b)	106	15,184
		25,628
Information Technology (0.0%):(c)
Mobileye NV (b)	219	8,167
		57,170
Total Common Stocks (Cost $6,925,643)		7,022,274

	Principal Amount
Cash Equivalents (66.6%)
United States (66.6%):
Citibank Money Market Deposit Account, 0.05%(d)	$17,309,798	17,309,798
Total Cash Equivalents (Cost $17,309,798)		17,309,798
Total Investments (Cost $24,235,441) — 93.6%		24,332,072
Segregated Cash with Broker — 0.0%(e)		1,000
Other assets in excess of liabilities — 6.4%		1,666,517
NET ASSETS - 100.00%		$25,999,589

(a)	All securities, except those traded on exchanges in the United States (including ADRs) and Canada were fair valued at March 31, 2016.
(b)	Non-income producing security.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.
(e)	Segregated cash with broker represents collateral for futures contracts.

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	March 31, 2016
(Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (68.9%)
U.S. Treasury Bill
0.25%, 4/28/16 (a)(b)	$700,000	$699,862
0.15%, 6/2/16 (a)(b)	2,200,000	2,199,408
0.18%, 6/9/16 (a)(b)	1,000,000	999,651
0.34%, 12/8/16 (a)(b)	1,000,000	997,604
U.S. Treasury Note, 0.88%, 7/15/17 (b)	500,000	501,211
Total U.S. Treasury Obligations (Cost $5,392,111)		5,397,736

Cash Equivalents (18.3%)
Citibank Money Market Deposit Account, 0.05%(c)	1,429,014	1,429,014
Total Cash Equivalents (Cost $1,429,014)		1,429,014

Total Investments (Cost $6,821,125) — 87.2%		6,826,750
Segregated Cash with Broker — 14.2%(d)		1,108,351
Liabilities in excess of other assets — (1.4)%		(105,850)
NET ASSETS - 100.00%		$7,829,251

(a)                                 Rate represents the effective yield at purchase.

(b)                                 All or a portion of this security is being held as collateral for futures contracts.

(c)                                  Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.

(d)                                 Segregated cash with broker represents collateral for futures contracts.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Cocoa Future	16	5/16/16	$472,000	$17,082
Coffee ‘C’ Future	7	5/19/16	334,556	28,023
Copper Future	7	5/27/16	382,025	26,740
Corn Future	25	5/16/16	439,375	(17,876)
Cotton No.2 Future	20	5/09/16	584,400	(3,863)
Gasoline RBOB Future	3	5/02/16	182,284	777
Gold 100 Oz Future	5	6/29/16	617,800	(11,191)
Lean Hogs Future	13	6/15/16	420,420	(8,383)
Live Cattle Future	9	7/01/16	446,490	(12,203)
Natural Gas Future	14	4/28/16	274,260	10,736
NEW York Harbor USLD Future	5	5/02/16	248,955	(7,511)
NYMEX WTI Crude Future	6	4/21/16	230,040	(6,676)
Primary Aluminum Future	13	6/14/16	492,863	10,322
Silver Future	5	5/27/16	386,600	(2,666)
Soybean Future	11	5/16/16	500,913	24,056
Soybean Meal Future	17	5/16/16	459,510	6,772
Soybean Oil Future	23	5/16/16	472,236	43,882
Sugar #11 Future	18	5/02/16	309,456	44,067
Wheat Future	17	5/16/16	402,475	8,034
Zinc Future	7	6/14/16	317,581	18,396
				$168,518

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	March 31, 2016
(Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (57.5%)
U.S. Treasury Bill
0.15%, 6/2/16 (a)(b)	$1,500,000	$1,499,597
0.18%, 6/9/16 (a)(b)	1,000,000	999,651
0.34%, 12/8/16 (a)(b)	250,000	249,401
U.S. Treasury Note, 0.88%, 7/15/17 (b)	500,000	501,211
Total U.S. Treasury Obligations (Cost $3,246,132)		3,249,860

Cash Equivalents (30.8%)
Citibank Money Market Deposit Account, 0.05%(c)	1,741,612	1,741,612
Total Cash Equivalents (Cost $1,741,612)		1,741,612

Total Investments (Cost $4,987,744) — 88.4%		4,991,472
Segregated Cash with Broker — 13.7%(d)		774,689
Liabilities in excess of other assets — (2.1)%		(116,922)
NET ASSETS - 100.00%		$5,649,239

(a)                                 Rate represents the effective yield at purchase.

(b)                                 All or a portion of this security is being held as collateral for futures contracts.

(c)                                  Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.

(d)                                 Segregated cash with broker represents collateral for futures contracts.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Cocoa Future	12	5/16/16	$354,000	$12,318
Coffee ‘C’ Future	5	5/19/16	238,969	19,537
Copper Future	5	5/27/16	272,875	19,859
Corn Future	18	5/16/16	316,350	(12,967)
Cotton No.2 Future	15	5/09/16	438,299	(2,337)
Gasoline RBOB Future	3	5/02/16	182,284	(1,403)
Gold 100 Oz Future	3	6/29/16	370,680	(5,793)
Lean Hogs Future	9	6/15/16	291,060	(5,863)
Live Cattle Future	7	7/01/16	347,270	(11,043)
Natural Gas Future	11	4/28/16	215,490	8,013
NEW York Harbor USLD Future	3	5/02/16	149,373	(5,133)
NYMEX WTI Crude Future	4	4/21/16	153,360	(3,998)
Primary Aluminum Future	9	6/14/16	341,213	6,727
Silver Future	4	5/27/16	309,280	845
Soybean Future	8	5/16/16	364,300	16,482
Soybean Meal Future	13	5/16/16	351,390	3,886
Soybean Oil Future	17	5/16/16	349,044	31,977
Sugar #11 Future	13	5/02/16	223,496	31,457
Wheat Future	12	5/16/16	284,100	5,402
Zinc Future	5	6/14/16	226,844	13,237
				$121,203

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Long/Short Strategy Fund	March 31, 2016
(Unaudited)

Security Description	Shares	Value
Common Stocks (88.1%)
Consumer Discretionary (15.8%):
Advance Auto Parts, Inc.	105	$16,836
AMC Networks, Inc., Class A(a)	299	19,417
Aramark	642	21,263
AutoNation, Inc.(a)	536	25,020
AutoZone, Inc.(a)	36	28,681
Bed Bath & Beyond, Inc.(a)	356	17,672
Best Buy Co., Inc.	575	18,653
BorgWarner, Inc.	942	36,173
Burlington Stores, Inc.(a)	431	24,239
Cablevision Systems Corp.	581	19,173
CarMax, Inc.(a)	413	21,104
Carnival Corp.	430	22,691
Carter’s, Inc.	227	23,921
CBS Corp., Class B	397	21,871
Chipotle Mexican Grill, Inc.(a)	34	16,013
Coach, Inc.	451	18,081
Comcast Corp., Class A	441	26,936
Darden Restaurants, Inc.	359	23,802
Dick’s Sporting Goods, Inc.	286	13,371
Discovery Communications, Inc., Class A(a)	616	17,636
Dollar General Corp.	328	28,076
Domino’s Pizza, Inc.	164	21,625
DR Horton, Inc.	790	23,882
Foot Locker, Inc.	424	27,348
Ford Motor Co.	1,726	23,301
General Motors Co.	725	22,787
Gentex Corp.	1,936	30,376
Genuine Parts Co.	314	31,199
Hanesbrands, Inc.	872	24,712
Harley-Davidson, Inc.	556	28,539
Harman International Industries, Inc.	250	22,260
Hasbro, Inc.	269	21,547
Hilton Worldwide Holdings, Inc.	920	20,718
Hyatt Hotels Corp., Class A(a)	503	24,893
Johnson Controls, Inc.	607	23,655
Kohl’s Corp.	346	16,127
L Brands, Inc.	263	23,094
Las Vegas Sands Corp.	291	15,039
Lear Corp.	214	23,790
Leggett & Platt, Inc.	451	21,828
Lennar Corp., Class A	391	18,909
LKQ Corp.(a)	601	19,190
Lowe’s Cos., Inc.	357	27,043
Macy’s, Inc.	528	23,280
Marriott International, Inc., Class A	298	21,212
McDonald’s Corp.	256	32,173
Michaels Cos., Inc. (The)(a)	1,223	34,208
Mohawk Industries, Inc.(a)	138	26,345
Netflix, Inc.(a)	115	11,756
Newell Rubbermaid, Inc.	467	20,683
NIKE, Inc., Class B	384	23,604
Nordstrom, Inc.	386	22,083
NVR, Inc.(a)	11	19,056
Omnicom Group, Inc.	375	31,211
O’Reilly Automotive, Inc.(a)	93	25,450
Panera Bread Co., Class A(a)	67	13,724
Polaris Industries, Inc.	258	25,408
PulteGroup, Inc.	1,352	25,296
PVH Corp.	237	23,477
Ralph Lauren Corp.	317	30,515
Ross Stores, Inc.	353	20,439
Royal Caribbean Cruises Ltd.	219	17,991
Sally Beauty Holdings, Inc.(a)	982	31,797
Scripps Networks Interactive, Inc., Class A	209	13,690
Service Corp. International	617	15,228
Servicemaster Global Holding(a)	607	22,871
Signet Jewelers Ltd.	161	19,969

See notes to schedules of investments.

Security Description	Shares	Value
Sirius XM Holdings, Inc.(a)	7,529	$29,740
Skechers U.S.A., Inc.(a)	613	18,666
Starbucks Corp.	412	24,596
Starwood Hotels & Resorts Worldwide, Inc.	285	23,778
Target Corp.	317	26,083
TEGNA, Inc.	577	13,536
The Gap, Inc.	659	19,375
The Home Depot, Inc.	214	28,554
The Priceline Group, Inc.(a)	14	18,045
The TJX Cos., Inc.	324	25,385
The Walt Disney Co.	238	23,636
Tiffany & Co.	397	29,132
Time Warner Cable, Inc.	164	33,558
Time Warner, Inc.	304	22,055
Toll Brothers, Inc.(a)	757	22,339
Tractor Supply Co.	353	31,932
TripAdvisor, Inc.(a)	365	24,273
Twenty-First Century Fox, Inc.	800	22,304
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	120	23,249
Under Armour, Inc., Class A(a)	171	14,506
VF Corp.	302	19,558
Whirlpool Corp.	142	25,608
Williams-Sonoma, Inc.	201	11,003
Wyndham Worldwide Corp.	295	22,547
Yum! Brands, Inc.	210	17,189
		2,094,604
Consumer Staples (8.1%):
Altria Group, Inc.	509	31,894
Archer-Daniels-Midland Co.	554	20,116
Brown-Forman Corp., Class B	309	30,427
Bunge Ltd.	609	34,512
Campbell Soup Co.	505	32,214
Casey’s General Stores, Inc.	183	20,738
Church & Dwight Co., Inc.	344	31,710
Coca-Cola Enterprises, Inc.	345	17,505
Constellation Brands, Inc., Class A	185	27,952
Costco Wholesale Corp.	200	31,516
Coty, Inc., Class A	522	14,527
CVS Health Corp.	264	27,385
Dr Pepper Snapple Group, Inc.	333	29,777
General Mills, Inc.	547	34,652
Herbalife Ltd.(a)	540	33,242
Hormel Foods Corp.	617	26,679
Ingredion, Inc.	91	9,718
McCormick & Co., Inc.	225	22,383
Mead Johnson Nutrition Co.	309	26,256
Molson Coors Brewing Co.	228	21,929
Monster Beverage Corp.(a)	145	19,340
PepsiCo, Inc.	373	38,225
Philip Morris International, Inc.	362	35,516
Pilgrim’s Pride Corp.(a)	792	20,117
Pinnacle Foods, Inc.	218	9,740
Reynolds American, Inc.	546	27,469
Rite Aid Corp.(a)	2,829	23,056
Spectrum Brands Holdings, Inc.	300	32,784
Sprouts Farmers Markets, Inc.(a)	719	20,880
Sysco Corp.	651	30,421
The Clorox Co.	259	32,650
The Coca-Cola Co.	907	42,076
The Estee Lauder Cos., Inc., Class A	263	24,804
The Kroger Co.	635	24,289
The Procter & Gamble Co.	412	33,911
TreeHouse Foods, Inc.(a)	255	22,121
Tyson Foods, Inc., Class A	289	19,265
Walgreens Boots Alliance, Inc.	243	20,470
Wal-Mart Stores, Inc.	384	26,300
WhiteWave Foods Co., Class A(a)	531	21,580

See notes to schedules of investments.

Security Description	Shares	Value
Whole Foods Market, Inc.	497	$15,462
		1,065,608
Energy (1.8%):
Cameron International Corp.(a)	388	26,016
Columbia Pipeline Group, Inc.	1,247	31,299
Exxon Mobil Corp.	269	22,486
FMC Technologies, Inc.(a)	781	21,368
Marathon Petroleum Corp.	368	13,682
ONEOK, Inc.	958	28,606
Phillips 66	230	19,916
Plains GP Holdings LP, Class A	2,837	24,654
Targa Resources Corp.	599	17,886
Tesoro Corp.	201	17,288
Valero Energy Corp.	241	15,458
		238,659
Financials (12.9%):
Affiliated Managers Group, Inc.(a)	139	22,574
Aflac, Inc.	472	29,802
Alleghany Corp.(a)	31	15,382
American Express Co.	392	24,069
American Financial Group, Inc.	265	18,648
Ameriprise Financial, Inc.	238	22,374
AmTrust Financial Services, Inc.	763	19,746
Arthur J. Gallagher & Co.	388	17,258
Bank of America Corp.	1,416	19,144
BB&T Corp.	719	23,921
Berkshire Hathaway, Inc., Class B(a)	241	34,193
BlackRock, Inc.	66	22,478
Brown & Brown, Inc.	752	26,922
Capital One Financial Corp.	269	18,644
CBOE Holdings, Inc.	324	21,167
CBRE Group, Inc., Class A(a)	903	26,024
Cincinnati Financial Corp.	347	22,680
CIT Group, Inc.	564	17,501
Citigroup, Inc.	455	18,996
Citizens Financial Group, Inc.	948	19,861
CME Group, Inc.	254	24,397
Comerica, Inc.	754	28,554
Commerce Bank, Inc.	531	23,868
Discover Financial Services	486	24,747
East West Bancorp, Inc.	706	22,931
Erie Indemnity Co., Class A	204	18,970
FactSet Research Systems, Inc.	153	23,184
Fifth Third Bancorp	1,712	28,573
First Republic Bank	316	21,058
Franklin Resources, Inc.	594	23,196
Hartford Financial Services Group, Inc.	515	23,731
Huntington Bancshares, Inc.	2,558	24,403
Intercontinental Exchange, Inc.	101	23,749
Invesco Ltd.	523	16,093
Jones Lang LaSalle, Inc.	158	18,537
JPMorgan Chase & Co.	371	21,971
KeyCorp	1,336	14,749
Lincoln National Corp.	513	20,110
M&T Bank Corp.	204	22,644
Markel Corp.(a)	21	18,723
MarketAxess Holdings, Inc.	147	18,350
Marsh & McLennan Cos., Inc.	533	32,401
McGraw-Hill Cos., Inc.	228	22,567
MetLife, Inc.	495	21,750
Moody’s Corp.	247	23,850
Morgan Stanley	741	18,532
MSCI, Inc.	308	22,817
NASDAQ, Inc.	468	31,066
Northern Trust Corp.	110	7,169
Old Republic International Corp.	746	13,637
People’s United Financial, Inc.	1,165	18,558

See notes to schedules of investments.

Security Description	Shares	Value
Principal Financial Group, Inc.	261	$10,296
Prudential Financial, Inc.	270	19,499
Raymond James Financial, Inc.	599	28,517
Regions Financial Corp.	3,374	26,486
Reinsurance Group of America, Inc.	195	18,769
SEI Investments Co.	490	21,095
Signature Bank(a)	165	22,460
State Street Corp.	340	19,897
SunTrust Banks, Inc.	585	21,107
SVB Financial Group(a)	75	7,654
Synchrony Financial(a)	791	22,670
T. Rowe Price Group, Inc.	359	26,371
TD Ameritrade Holding Corp.	652	20,558
TFS Financial Corp.	1,108	19,246
The Allstate Corp.	413	27,824
The Bank of New York Mellon Corp.	597	21,988
The Charles Schwab Corp.	647	18,129
The Goldman Sachs Group, Inc.	147	23,076
The PNC Financial Services Group, Inc.	291	24,610
The Progressive Corp.	934	32,822
The Travelers Cos., Inc.	295	34,430
Torchmark Corp.	313	16,952
U.S. Bancorp	613	24,882
Unum Group	588	18,181
W.R. Berkley Corp.	576	32,371
Wells Fargo & Co.	513	24,809
		1,700,968
Health Care (9.2%):
Abbott Laboratories	562	23,508
Abbvie, Inc.	291	16,622
Acadia Healthcare Co., Inc.(a)	463	25,516
Aetna, Inc.	164	18,425
Agilent Technologies, Inc.	644	25,664
Align Technology, Inc.(a)	292	21,225
Amgen, Inc.	138	20,690
Anthem, Inc.	159	22,099
Baxalta, Inc.	398	16,079
Becton, Dickinson & Co.	202	30,668
Biogen, Inc.(a)	51	13,276
Bruker Corp.	517	14,476
Cardinal Health, Inc.	305	24,995
Centene Corp.(a)	611	37,619
Cerner Corp.(a)	402	21,290
Cigna Corp.	158	21,684
DENTSPLY SIRONA, Inc.	339	20,893
Edwards Lifesciences Corp.(a)	234	20,641
Eli Lilly & Co.	271	19,515
Envision Healthcare Holdings, Inc.(a)	1,040	21,216
Express Scripts Holding Co.(a)	379	26,034
Gilead Sciences, Inc.	231	21,221
HCA Holdings, Inc.(a)	252	19,669
Henry Schein, Inc.(a)	104	17,954
Hologic, Inc.(a)	506	17,457
Humana, Inc.	127	23,235
IDEXX Laboratories, Inc.(a)	281	22,008
Illumina, Inc.(a)	90	14,590
IMS Health Holdings, Inc.(a)	1,077	28,594
Intuitive Surgical, Inc.(a)	45	27,047
Johnson & Johnson	315	34,083
Laboratory Corp. of America Holdings(a)	204	23,895
Mallinckrodt PLC(a)	430	26,350
McKesson Corp.	134	21,072
MEDNAX, Inc.(a)	254	16,413
Merck & Co., Inc.	493	26,085
Mettler-Toledo International, Inc.(a)	40	13,790
Mylan NV(a)	272	12,607
Patterson Cos., Inc.	515	23,963
PerkinElmer, Inc.	433	21,416
Pfizer, Inc.	914	27,091

See notes to schedules of investments.

Security Description	Shares	Value
Quest Diagnostics, Inc.	201	$14,361
Quintiles Transnational Holdings, Inc.(a)	254	16,535
Regeneron Pharmaceuticals, Inc.(a)	42	15,138
ResMed, Inc.	312	18,040
St. Jude Medical, Inc.	425	23,375
Stryker Corp.	278	29,827
Teleflex, Inc.	142	22,295
The Cooper Cos., Inc.	98	15,089
Thermo Fisher Scientific, Inc.	179	25,345
UnitedHealth Group, Inc.	187	24,104
Universal Health Services, Inc., Class B	156	19,456
Varian Medical Systems, Inc.(a)	258	20,645
VCA, Inc.(a)	390	22,499
Waters Corp.(a)	158	20,843
West Pharmaceutical Services, Inc.	365	25,302
		1,213,529
Industrials (15.5%):
3M Co.	181	30,160
A.O. Smith Corp.	382	29,151
Acuity Brands, Inc.	77	16,797
AGCO Corp.	385	19,135
Alaska Air Group, Inc.	308	25,262
Allison Transmission Holdings, Inc.	1,162	31,350
AMERCO, Inc.	71	25,369
American Airlines Group, Inc.	415	17,019
AMETEK, Inc.	670	33,486
BE Aerospace, Inc.	472	21,769
C.H. Robinson Worldwide, Inc.	196	14,549
Carlisle Cos., Inc.	377	37,512
Cintas Corp.	148	13,292
Copart, Inc.(a)	560	22,831
CSX Corp.	783	20,162
Cummins, Inc.	205	22,538
Danaher Corp.	349	33,106
Deere & Co.	269	20,710
Delta Air Lines, Inc.	419	20,397
Dover Corp.	285	18,334
Eaton Corp. PLC	385	24,086
Emerson Electric Co.	503	27,353
Equifax, Inc.	150	17,144
Expeditors International of Washington, Inc.	548	26,748
Fastenal Co.	456	22,344
Flowserve Corp.	439	19,496
Fortune Brands Home & Security, Inc.	376	21,071
General Dynamics Corp.	226	29,690
Graco, Inc.	315	26,447
Honeywell International, Inc.	248	27,788
Hubbell, Inc.	275	29,131
Huntington Ingalls Industries, Inc.	208	28,484
IDEX Corp.	213	17,653
IHS, Inc., Class A(a)	154	19,121
Illinois Tool Works, Inc.	290	29,707
Ingersoll-Rand PLC	410	25,424
J.B. Hunt Transport Services, Inc.	243	20,470
Jacobs Engineering Group, Inc.(a)	425	18,509
JetBlue Airways Corp.(a)	1,616	34,130
Kansas City Southern	202	17,261
KAR Auction Services, Inc.	540	20,596
Lennox International, Inc.	191	25,821
Lockheed Martin Corp.	156	34,554
Manpowergroup, Inc.	196	15,958
Masco Corp.	738	23,210
MSC Industrial Direct Co., Inc.	195	14,880
Nielsen Holdings PLC	478	25,172
Nordson Corp.	140	10,646
Norfolk Southern Corp.	255	21,229
Northrop Grumman Corp.	147	29,091
Old Dominion Freight Line, Inc.(a)	480	33,417
Owens Corning, Inc.	540	25,531

See notes to schedules of investments.

Security Description	Shares	Value
PACCAR, Inc.	429	$23,462
Parker-Hannifin Corp.	223	24,771
Raytheon Co.	223	27,346
Republic Services, Inc., Class A	763	36,357
Robert Half International, Inc.	237	11,039
Rockwell Automation, Inc.	202	22,978
Rockwell Collins, Inc.	360	33,196
Rollins, Inc.	980	26,578
Roper Technologies, Inc.	152	27,781
Sensata Technologies Holding NV(a)	692	26,877
Snap-on, Inc.	157	24,647
Southwest Airlines Co.	457	20,474
Spirit Aerosystems Holdings, Inc.(a)	390	17,690
Stanley Black & Decker, Inc.	267	28,091
Stericycle, Inc.(a)	160	20,190
Textron, Inc.	896	32,668
The ADT Corp.	665	27,438
The Boeing Co.	174	22,088
The Middleby Corp.(a)	206	21,995
Toro Co.	248	21,358
TransDigm Group, Inc.(a)	119	26,220
Tyco International PLC	677	24,853
Union Pacific Corp.	272	21,638
United Continental Holdings, Inc.(a)	300	17,958
United Parcel Service, Inc.	324	34,172
United Rentals, Inc.(a)	122	7,587
United Technologies Corp.	275	27,528
Verisk Analytics, Inc., Class A(a)	308	24,615
W.W. Grainger, Inc.	133	31,046
WABCO Holdings, Inc.(a)	249	26,623
Wabtec Corp.	316	25,056
Watsco, Inc.	225	30,317
Xylem, Inc.	594	24,295
		2,054,023
Information Technology (13.2%):
Activision Blizzard, Inc.	562	19,018
Adobe Systems, Inc.(a)	243	22,793
Akamai Technologies, Inc.(a)	281	15,615
Alliance Data Systems Corp.(a)	57	12,540
Alphabet, Inc., Class A(a)	26	19,836
Amdocs Ltd.	474	28,639
Amphenol Corp., Class A	433	25,036
Analog Devices, Inc.	327	19,355
ANSYS, Inc.(a)	310	27,733
Apple, Inc.	201	21,907
Applied Materials, Inc.	1,048	22,197
Arista Networks, Inc.(a)	303	19,119
ARRIS International PLC(a)	1,295	29,681
Arrow Electronics, Inc.(a)	278	17,906
Automatic Data Processing, Inc.	323	28,976
Avnet, Inc.	498	22,061
Booz Allen Hamilton Holdings Corp.	908	27,494
Broadridge Financial Solutions, Inc.	185	10,972
CA, Inc.	750	23,093
Cadence Design Systems, Inc.(a)	961	22,660
CDK Global, Inc.	522	24,299
CDW Corp. of Delaware	606	25,149
Cisco Systems, Inc.	814	23,175
Citrix Systems, Inc.(a)	358	28,132
Cognizant Technology Solutions Corp., Class A(a)	354	22,196
Corning, Inc.	1,137	23,752
eBay, Inc.(a)	772	18,420
Echostar Holding Corp.(a)	540	23,917
EMC Corp.	897	23,904
F5 Networks, Inc.(a)	212	22,440
Facebook, Inc., Class A(a)	162	18,484
Fidelity National Information Services, Inc.	335	21,209
Fiserv, Inc.(a)	284	29,133
FleetCor Technologies, Inc.(a)	238	35,402

See notes to schedules of investments.

Security Description	Shares	Value
Flextronics International Ltd.(a)	1,648	$19,875
FLIR Systems, Inc.	791	26,063
Gartner, Inc.(a)	254	22,695
Genpact Ltd.(a)	567	15,417
Global Payments, Inc.	369	24,096
HP, Inc.	1,318	16,238
Intel Corp.	741	23,971
International Business Machines Corp.	180	27,261
IPG Photonics Corp.(a)	308	29,593
Jack Henry & Associates, Inc.	212	17,929
Juniper Networks, Inc.	842	21,479
Keysight Technologies, Inc.(a)	1,237	34,315
KLA-Tencor Corp.	393	28,614
Lam Research Corp.	263	21,724
Linear Technology Corp.	392	17,468
MasterCard, Inc., Class A	283	26,744
Microchip Technology, Inc.	647	31,185
Micron Technology, Inc.(a)	2,194	22,971
Motorola Solutions, Inc.	311	23,543
NVIDIA Corp.	498	17,744
Oracle Corp.	683	27,942
Paychex, Inc.	571	30,839
QUALCOMM, Inc.	303	15,495
Red Hat, Inc.(a)	278	20,714
Sabre Corp.	838	24,235
SanDisk Corp.	183	13,923
Seagate Technology PLC	701	24,149
Skyworks Solutions, Inc.	338	26,330
Symantec Corp.	755	13,877
Synopsys, Inc.(a)	630	30,516
Texas Instruments, Inc.	378	21,705
The Ultimate Software Group, Inc.(a)	120	23,220
The Western Union Co.	983	18,962
Total System Services, Inc.	546	25,979
Trimble Navigation Ltd.(a)	1,058	26,238
Tyler Technologies, Inc.(a)	234	30,094
Vantiv, Inc.(a)	494	26,617
VeriSign, Inc.(a)	217	19,213
Visa, Inc., Class A	328	25,085
VMware, Inc., Class A(a)	305	15,955
Western Digital Corp.	424	20,030
Xilinx, Inc.	560	26,561
		1,752,847
Materials (4.7%):
Air Products & Chemicals, Inc.	181	26,073
Airgas, Inc.	170	24,079
Albemarle Corp.	515	32,923
AptarGroup, Inc.	362	28,384
Avery Dennison Corp.	201	14,494
Ball Corp.	201	14,329
Bemis Co., Inc.	343	17,761
CF Industries Holdings, Inc.	628	19,682
Crown Holdings, Inc.(a)	405	20,084
Eastman Chemical Co.	350	25,281
Ecolab, Inc.	226	25,204
International Flavors & Fragrances, Inc.	109	12,401
International Paper Co.	526	21,587
LyondellBasell Industries NV, Class A	210	17,972
Martin Marietta Materials, Inc.	116	18,503
NewMarket Corp.	49	19,417
Packaging Corp. of America	437	26,395
PPG Industries, Inc.	236	26,312
Praxair, Inc.	267	30,557
Reliance Steel & Aluminum Co.	254	17,574
Sealed Air Corp.	476	22,853
Sonoco Products Co.	404	19,622
The Dow Chemical Co.	358	18,208
The Mosaic Co.	661	17,847
The Sherwin-Williams Co.	80	22,774

See notes to schedules of investments.

Security Description	Shares	Value
The Valspar Corp.	263	$28,146
W.R. Grace & Co.(a)	419	29,824
Westlake Chemical Corp.	591	27,363
		625,649
Telecommunication Services (0.7%):
AT&T, Inc.	994	38,935
CenturyLink, Inc.	578	18,473
Verizon Communications, Inc.	648	35,044
		92,452
Utilities (6.2%):
AGL Resources, Inc.	378	24,623
Alliant Energy Corp.	276	20,501
Ameren Corp.	407	20,391
American Electric Power Co., Inc.	462	30,677
American Water Works Co., Inc.	278	19,163
Aqua America, Inc.	554	17,628
Atmos Energy Corp.	238	17,674
CMS Energy Corp.	480	20,371
Consolidated Edison, Inc.	450	34,479
Dominion Resources, Inc.	489	36,734
DTE Energy Co.	355	32,184
Duke Energy Corp.	384	30,981
Eversource Energy	523	30,512
Exelon Corp.	1,567	56,194
Great Plains Energy, Inc.	889	28,670
ITC Holdings Corp.	634	27,623
NextEra Energy, Inc.	279	33,017
OGE Energy Corp.	969	27,742
PG&E Corp.	520	31,054
Pinnacle West Capital Corp.	421	31,604
Public Service Enterprise Group, Inc.	635	29,934
Questar Corp.	668	16,566
SCANA Corp.	195	13,679
Sempra Energy	292	30,383
TECO Energy, Inc.	1,177	32,403
The Southern Co.	696	36,004
WEC Energy Group, Inc.	532	31,957
Westar Energy, Inc.	424	21,035
Xcel Energy, Inc.	824	34,460
		818,243
Total Common Stocks (Cost $10,657,689)		11,656,582

	Principal Amount
Cash Equivalents (3.3%)
Citibank Money Market Deposit Account, 0.05%(b)	$440,080	440,080
Total Cash Equivalents (Cost $440,080)		440,080
Total Investments (Cost $11,097,769) — 91.4%		12,096,662
Segregated Cash with Broker — 2.1%(c)		273,042
Other assets in excess of liabilities — 6.5%		864,986
NET ASSETS - 100.00%		$13,234,690

(a)                                 Non-income producing security.

(b)                                 Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.

(c)                                  Segregated cash with broker represents collateral for futures contracts.

LP—Limited Partnership

PLC—Public Liability Co.

See notes to schedules of investments.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	45	6/20/16	$4,615,875	$(143,319)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Market Neutral Income Fund	March 31, 2016
(Unaudited)

Security Description	Shares	Value
Common Stocks (81.9%)
Consumer Discretionary (10.1%):
AMC Entertainment Holdings, Inc.	4,695	$131,413
American Eagle Outfitters, Inc.	7,656	127,626
BAIC Motor Corp. Ltd.	129,500	99,141
Barratt Developments PLC	19,508	156,584
Belle International Holdings Ltd.	175,000	101,448
Berkeley Group Holdings PLC	3,079	141,944
Best Buy Co., Inc.	3,423	111,042
Bob Evans Farms, Inc.	4,081	190,542
Brinker International, Inc.	3,903	179,343
Cheng Shin Rubber Industry Co. Ltd.	116,000	233,203
Chow Tai Fook Jewellery Group Ltd.	192,800	120,510
Coach, Inc.	3,149	126,243
Daimler AG, Registered Shares	1,897	145,156
Darden Restaurants, Inc.	2,503	165,949
Dineequity, Inc.	2,222	207,601
Drew Industries, Inc.	3,178	204,854
DSW, Inc.	5,554	153,513
Eutelsat Communications SA	6,052	195,150
Ford Motor Co.	11,914	160,840
Garmin Ltd.	3,143	125,594
General Motors Co.	5,003	157,244
GNC Holdings, Inc.	3,010	95,568
Great Wall Motor Co. Ltd., Class H	95,000	77,148
Guess?, Inc.	6,515	122,287
Harley-Davidson, Inc.	2,777	142,543
HSN, Inc.	2,690	140,714
Interval Leisure Group, Inc.	8,839	127,635
ITV PLC	51,878	179,234
Kohl’s Corp.	2,048	95,457
L Brands, Inc.	1,822	159,990
Las Vegas Sands Corp.	2,014	104,084
Macy’s, Inc.	2,726	120,190
Marks & Spencer Group PLC	31,839	185,504
McDonald’s Corp.	1,769	222,328
MDC Holdings, Inc.	6,913	173,240
Meredith Corp.	3,230	153,425
Next PLC	2,299	178,007
Nordstrom, Inc.	2,091	119,626
Numericable-Sfr	2,564	107,662
Nutrisystem, Inc.	4,898	102,221
OPAP SA	12,439	87,072
Paddy Power Betfair PLC	981	136,430
Prada SpA	29,800	102,467
PT Surya Citra Media TBK	511,500	121,042
Shaw Communications, Inc., Class B	11,348	219,253
Sinclair Broadcast Group, Inc.	4,256	130,872
Taylor Wimpey PLC	57,318	156,185
The Buckle, Inc.	4,810	162,915
The Cato Corp., Class A	4,259	164,183
The Gap, Inc.	3,981	117,041
The Wendy’s Co.	18,418	200,572
Tofas Turk Otomobil Fabrikasi AS	22,968	186,460
Toyota Motor Corp.	2,500	132,606
Truworths International Ltd.	20,744	137,890
Tupperware Brands Corp.	2,388	138,456
Visteon Corp.	1,033	82,216
Wiley (John) & Sons	4,042	197,613
		8,315,076
Consumer Staples (4.7%):
Altria Group, Inc.	3,517	220,375
Archer-Daniels-Midland Co.	3,824	138,849
B&G Foods, Inc.	4,711	163,990
British American Tobacco Malaysia BHD	15,900	220,419
Bunge Ltd.	2,083	118,044
Cal-Maine Foods, Inc.	2,222	115,344
General Mills, Inc.	3,778	239,336

See notes to schedules of investments.

Security Description	Shares	Value
Jeronimo Martins SGPS SA	8,482	$138,630
John B. Sanfilippo & Son, Inc.	1,697	117,246
Lancaster Colony Corp.	1,907	210,857
Marine Harvest ASA	12,537	193,134
Nu Skin Enterprises, Inc.	2,470	94,478
Philip Morris International, Inc.	2,502	245,471
Sainsbury (J) PLC	37,307	147,810
The Coca-Cola Co.	6,269	290,819
The Procter & Gamble Co.	2,845	234,172
Vector Group Ltd.	10,916	249,322
Wal-Mart de Mexico SAB de CV	92,400	218,780
Wal-Mart Stores, Inc.	2,653	181,704
Weis Markets, Inc.	3,943	177,672
Wesfarmers Ltd.	6,822	216,493
		3,932,945
Energy (2.8%):
Caltex Australia Ltd.	6,731	175,518
China Shenhua Energy Co. Ltd.	76,500	120,368
CNOOC Ltd.	86,000	100,369
Coal India Ltd.	34,251	150,957
Exxon Mobil Corp.	1,857	155,226
Inter Pipeline Ltd.	6,518	134,265
IRPC Public Co. Ltd.	1,068,000	153,122
Marathon Petroleum Corp.	2,541	94,474
Oceaneering International, Inc.	4,238	140,871
ONEOK, Inc.	2,589	77,308
Pembina Pipeline Corp.	5,461	147,648
Plains GP Holdings LP, Class A	6,377	55,416
Qatar Fuel Co. QSC	4,029	172,225
Qatar Gas Transport Co. Ltd.	25,446	166,333
Sasol Ltd.	4,155	123,381
Semgroup Corp.	3,209	71,882
Targa Resources Corp.	1,731	51,688
Valero Energy Corp.	1,662	106,601
Western Refining, Inc.	3,838	111,647
		2,309,299
Financials (18.5%):
Admiral Group PLC	6,820	193,730
American Financial Group, Inc.	3,579	251,854
Ameriprise Financial, Inc.	1,645	154,646
AMERISAFE, Inc.	3,987	209,477
AMP Ltd.	42,944	190,316
Arthur J. Gallagher & Co.	5,671	252,246
Artisan Partners Asset Ma, Class A	5,094	157,099
Australia & New Zealand Banking Group Ltd.	8,132	145,750
Banco do Brasil SA	19,300	104,794
Banco Santander Chile	5,817,502	285,874
Banco Santander SA	24,925	109,448
Bank of China Ltd.	455,000	188,907
Bank of Communications Co. Ltd., Class H	302,000	198,713
Bank Pekao SA	4,677	206,300
Barclays Africa Group Ltd.	15,105	152,686
BB Seguridade Participacoes SA	15,100	124,328
BB&T Corp.	4,960	165,019
BGC Partners, Inc., Class A	17,185	155,524
Capitol Federal Financial, Inc.	24,386	323,358
China Construction Bank Corp.	318,000	203,577
China Development Financial Holding Corp.	706,000	188,654
Chongqing Rural Commercial Bank Co. Ltd.	226,000	119,644
Cincinnati Financial Corp.	3,301	215,753
CME Group, Inc.	1,760	169,048
CNP Assurances	9,486	147,695
Cohen & Steers, Inc.	5,337	207,717
Columbia Banking System, Inc.	6,204	185,624
Commonwealth Bank of Australia	3,118	178,716
Country Garden Holdings Co. Ltd.	409,000	162,579
Cullen/Frost Bankers, Inc.	2,719	149,844

See notes to schedules of investments.

Security Description	Shares	Value
Direct Line Insurance Group PLC	37,540	$199,086
Dubai Islamic Bank PJSC	87,376	141,054
Evergrande Real Estate Group Ltd.	135,000	104,236
FBL Financial Group, Inc., Class A	3,437	211,444
Fifth Third Bancorp	8,092	135,055
First Gulf Bank PJSC	41,081	131,433
Fubon Financial Holding Co. Ltd.	142,000	180,898
Glacier Bancorp, Inc.	6,927	176,084
HFF, Inc.	4,223	116,259
IGM Financial, Inc.	6,440	194,003
Indiabulls Housing Finance Ltd.	14,035	137,679
Insurance Australia Group Ltd.	41,553	177,434
Invesco Ltd.	4,793	147,480
JPMorgan Chase & Co.	2,567	152,018
Komercni Banka AS	1,047	231,254
Legal & General Group PLC	47,197	159,000
Lpl Financial Holdings, Inc.	3,793	94,066
Macquarie Group Ltd.	3,193	161,580
Malayan Banking BHD	141,900	328,341
Mega Financial Holding Co. Ltd.	334,000	237,604
Mercury General Corp.	4,122	228,771
MetLife, Inc.	3,423	150,407
Moelis & Co.	6,432	181,575
National Australia Bank Ltd.	8,161	163,833
National Bank of Canada	5,882	192,458
Natixis SA	20,322	99,889
Nedbank Group Ltd.	12,943	169,959
New World Development Co. Ltd.	166,000	158,440
Nordea Bank AB	14,437	138,534
Northwest Bancshares, Inc.	19,996	270,146
Old Mutual PLC	39,582	109,311
Old National Bancorp	16,363	199,465
Old Republic International Corp.	11,649	212,944
Park National Corp.	2,044	183,960
People’s United Financial, Inc.	12,182	194,059
Powszechny Zaklad Ubezpieczen na Zycie SA	20,146	191,817
Principal Financial Group, Inc.	3,536	139,495
ProAssurance Corp.	6,565	332,190
Prudential Financial, Inc.	1,860	134,329
QBE Insurance Group Ltd.	19,120	159,749
Regions Financial Corp.	16,002	125,616
RLI Corp.	3,285	219,635
Sino-Ocean Land Holdings Ltd.	223,000	105,680
Skandinaviska Enskilda Banken AB, Class A	13,931	132,902
Standard Bank Group Ltd.	17,208	154,081
Standard Life PLC	30,471	155,356
Suncorp Group Ltd.	19,480	177,694
Swedbank AB, A Shares	7,597	163,223
Swiss Re AG	2,289	211,442
T. Rowe Price Group, Inc.	2,475	181,815
The Commercial Bank QSC	14,696	168,071
Trustmark Corp.	9,354	215,423
United Overseas Bank Ltd.	15,800	221,068
Valley National Bancorp	22,789	217,407
Waddell & Reed Financial, Inc.	4,756	111,956
Wells Fargo & Co.	3,545	171,436
Westpac Banking Corp.	6,474	150,343
WisdomTree Investments, Inc.	6,617	75,632
		15,485,039
Health Care (2.3%):
Abbvie, Inc.	2,010	114,811
AstraZeneca PLC	2,849	159,037
Computer Programs & Systems	2,095	109,191
Life Healthcare Group Holdings Ltd.	85,869	207,400
Merck & Co., Inc.	3,404	180,106
Meridian Bioscience, Inc.	9,632	198,516
National Healthcare Corp.	3,612	225,028
Owens & Minor, Inc.	5,812	234,921
Pfizer, Inc.	6,309	186,998

See notes to schedules of investments.

Security Description	Shares	Value
Quality Systems, Inc.	6,671	$101,666
Sanofi	1,855	149,107
		1,866,781
Industrials (10.6%):
Abertis Infraestructuras SA	11,204	183,930
ACS Actividades de Construccion y Servicios SA	4,625	137,524
Altra Industrial Motion Corp.	7,390	205,295
American Railcar Industries, Inc.	2,292	93,353
Applied Industrial Technologies, Inc.	5,244	227,590
Atlas Copco AB, A Shares	5,019	126,014
BTS Group Holdings Public Co. Ltd.	1,122,400	285,412
Cathay Pacific Airways Ltd.	84,000	145,493
CCR SA	33,400	130,256
Ceb, Inc.	2,500	161,825
China Machinery Engineering Corp.	128,000	89,590
Cimic Group, Ltd.	5,505	146,436
CK Hutchison Holdings Ltd.	15,000	194,887
Crane Co.	3,524	189,803
Cummins, Inc.	1,415	155,565
Deere & Co.	1,858	143,047
Deutsche Post AG	6,379	177,010
Eaton Corp. PLC	2,656	166,159
Emerson Electric Co.	3,471	188,753
FANUC Corp.	600	92,934
Federal Signal Corp.	9,665	128,158
Ferrovial SA	9,092	195,088
GATX Corp.	3,205	152,238
Grupo Aeroportuario del Pacifico SAB de CV	24,800	220,796
Herman Miller, Inc.	6,485	200,321
Hillenbrand, Inc.	6,616	198,149
HNI Corp.	4,562	178,694
Industries Qatar QSC	4,778	142,090
Jiangsu Expressway Co. Ltd.	128,000	172,380
KAR Auction Services, Inc.	5,626	214,575
KBR, Inc.	9,037	139,893
Keppel Corp. Ltd.	31,100	134,496
Knoll, Inc.	8,164	176,751
Kuehne + Nagel International AG	1,659	235,858
Marubeni Corp.	22,900	115,876
McGrath RentCorp	6,584	165,127
Mitsui & Co. Ltd.	10,000	115,000
MSA Safety, Inc.	3,297	159,410
National Presto Industries, Inc.	2,148	179,873
Norfolk Southern Corp.	1,765	146,936
PACCAR, Inc.	2,962	161,992
Royal Mail PLC	29,971	206,631
Siemens AG	1,751	185,154
Singapore Technologies Engineering Ltd.	73,900	177,016
Sinopec Engineering Group Co. Ltd., H Shares	148,500	120,178
SKF AB, B Shares(a)	7,235	130,475
Steelcase, Inc.	8,425	125,701
TAV Havalimanlari Holding AS	27,514	164,338
Textainer Group Holdings Ltd.	4,735	70,267
The Boeing Co.	1,204	152,836
The Greenbrier Cos., Inc.	3,374	93,257
Trinity Industries, Inc.	5,323	97,464
United Parcel Service, Inc.	2,238	236,042
West Corp.	5,534	126,286
Zhejiang Expressway Co. Ltd., Class H	142,000	152,385
		8,812,607
Information Technology (6.6%):
Advanced Semiconductor Engineering, Inc.	112,000	129,756
Analog Devices, Inc.	2,260	133,769
Asustek Computer, Inc.	20,000	179,502
AVX Corp.	17,671	222,124
CA, Inc.	5,973	183,909
Canon, Inc.	5,700	170,013

See notes to schedules of investments.

Security Description	Shares	Value
Cisco Systems, Inc.	5,620	$160,001
Delta Electronics, Inc.	36,000	158,728
FIH Mobile Ltd.	355,000	158,346
HP, Inc.	9,104	112,161
Intel Corp.	5,120	165,632
International Business Machines Corp.	1,240	187,798
Inventec Corp.	175,000	110,839
KLA-Tencor Corp.	2,786	202,849
Lite-On Technology Corp.	143,515	175,105
ManTech International Corp., Class A	7,003	224,027
MediaTek, Inc.	16,000	122,757
Microchip Technology, Inc.	3,058	147,396
Nanya Technology Corp.	68,000	84,346
NIC, Inc.	9,282	167,354
Novatek Microelectronics Corp.	29,000	116,760
Oracle Financial Services	4,230	225,360
Paychex, Inc.	3,942	212,907
Pegatron Corp.	56,000	130,392
QUALCOMM, Inc.	2,094	107,087
Quanta Computer, Inc.	101,000	176,299
Science Applications International Corp.	3,539	188,770
Seagate Technology PLC	2,618	90,190
Seiko Epson Corp.	5,500	88,468
Symantec Corp.	10,091	185,472
Telefonaktiebolaget LM Ericsson, B Shares	14,738	147,626
Tessera Technologies, Inc.	5,486	170,066
The Western Union Co.	8,003	154,378
Vanguard International	89,000	139,069
Western Digital Corp.	2,042	96,464
		5,425,720
Materials (6.5%):
Alpek Sab de CV	121,300	191,355
Amcor Ltd.	16,036	176,058
Anhui Conch Cement Co. Ltd.	52,000	139,539
Asia Cement Corp.	241,000	220,240
BASF SE	2,236	168,107
CF Industries Holdings, Inc.	2,527	79,196
China Hongqiao Group Ltd.	134,000	93,246
China Molybdenum Co. Ltd.	513,000	83,926
China National Building Material Co. Ltd.	230,000	106,768
China Steel Corp.	317,000	220,497
China Zhongwang Holdings, Ltd.	196,000	96,950
Compass Minerals International, Inc.	2,734	193,731
Domtar Corp.	4,573	185,207
Eregli Demir ve Celik Fabrikalari TAS	142,177	214,212
Greif, Inc., Class A	4,121	134,963
Huntsman Corp.	6,234	82,912
International Paper Co.	3,634	149,139
JFE Holdings, Inc.	6,400	85,965
Johnson Matthey PLC	3,546	139,371
KapStone Paper and Packaging Corp.	6,033	83,557
LyondellBasell Industries NV, Class A	1,445	123,663
MMC Norilsk Nickel PJSC	1,467	190,265
Novolipetsk Steel OJSC	161,300	200,533
P.H. Glatfelter Co.	6,491	134,558
Packaging Corp. of America	2,255	136,202
Potash Corp. of Saskatchewan, Inc.	6,475	110,244
PT Indocement Tunggal Prakarsa TBK	69,400	103,232
PTT Global Chemical Public Co. Ltd.	75,300	129,326
Rio Tinto PLC	3,533	99,015
Schweitzer-Mauduit International, Inc.	5,514	173,581
Solvay SA	1,441	144,044
Sonoco Products Co.	4,243	206,083
Stora ENSO Oyj, R Shares	13,415	119,836
Taiwan Cement Corp.	199,000	194,756
The Dow Chemical Co.	2,469	125,574
The Mosaic Co.	3,109	83,943
UPM-Kymmene Oyj	7,714	139,441

See notes to schedules of investments.

Security Description	Shares	Value
Yara International ASA	3,710	$139,357
		5,398,592
Telecommunication Services (5.8%):
Advanced Info Service Public Co. Ltd.	24,700	127,742
AT&T, Inc.	6,863	268,825
BCE, Inc.	6,074	276,852
Bezeq The Israeli Telecommunication Corp.	58,916	133,031
CenturyLink, Inc.	3,992	127,584
DiGi.Com BHD	207,000	262,432
Globe Telecom, Inc.	5,290	255,135
Inteliquent, Inc.	6,404	102,784
Intouch Holdings Public Co. Ltd.	74,600	135,110
Mobile TeleSystems PJSC	61,440	219,845
MTN Group Ltd.	10,380	94,859
Ooredoo QSC	5,285	134,988
Proximus SADP	5,229	178,405
Rogers Communications, Inc.	5,268	210,947
Singapore Telecommunications Ltd.	71,400	202,161
SK Telecom Co. Ltd.	1,128	204,440
Swisscom AG	391	212,296
Taiwan Mobile Co. Ltd.	101,000	327,965
Telstra Corp. Ltd.	54,937	224,153
TELUS Corp.	7,635	248,581
Total Access Communication Public Co. Ltd.	66,900	78,537
Turkcell Iletisim Hizmetleri AS	48,408	203,569
Verizon Communications, Inc.	4,479	242,224
Vodacom Group Ltd.	25,845	280,922
		4,753,387
Utilities (14.0%):
AES Gener SA	552,364	278,977
Aguas Andinas SA	893,466	521,551
ALLETE, Inc.	4,106	230,223
Alliant Energy Corp.	2,900	215,412
Ameren Corp.	4,375	219,188
American Electric Power Co., Inc.	3,189	211,750
Avista Corp.	6,283	256,221
California Water Service Group	6,737	180,013
CEZ AS	12,942	228,112
China Resources Power Holdings Co. Ltd.	62,000	115,909
Cleco Corp.	7,240	399,720
CLP Holdings Ltd.	34,000	307,758
Consolidated Edison, Inc.	3,107	238,058
Dominion Resources, Inc.	3,382	254,056
DTE Energy Co.	2,455	222,570
Duke Energy Corp.	2,653	214,044
EDP - Energias de Portugal SA	52,689	187,036
El Paso Electric Co.	5,302	243,256
Enagas SA	7,606	228,251
Exelon Corp.	9,935	356,269
Gas Natural SDG SA	9,176	185,218
Glow Energy Public Co. Ltd.	59,400	155,208
Great Plains Energy, Inc.	6,490	209,303
Huaneng Power International, Inc.	168,000	150,638
Iberdrola SA	36,021	239,747
Korea Electric Power Corp.	4,309	225,768
Manila Electric Co.	32,210	226,082
MGE Energy, Inc.	4,538	237,111
National Grid PLC	18,296	258,831
NorthWestern Corp.	4,298	265,401
OGE Energy Corp.	6,432	184,148
Otter Tail Corp.	7,274	215,456
Pinnacle West Capital Corp.	3,014	226,261
PT Perusahaan Gas Negara Persero TBK	501,200	98,830
Public Service Enterprise Group, Inc.	4,384	206,662
Questar Corp.	5,018	124,446
Ratchaburi Electricity Generating Holdings Public Co. Ltd.	191,600	276,336
Red Electrica Corp. SA	2,786	241,296

See notes to schedules of investments.

Security Description	Shares	Value
SCANA Corp.	3,079	$215,992
Snam SpA	35,482	222,007
SSE PLC	9,560	204,551
Suez Environnement Co.	8,949	163,794
TECO Energy, Inc.	4,632	127,519
Terna Rete Elettrica Nazionale SpA	37,235	212,269
The Empire District Electric Co.	4,686	154,872
The Southern Co.	4,808	248,718
United Utilities Group PLC	17,711	234,401
WEC Energy Group, Inc.	3,674	220,697
Westar Energy, Inc.	4,294	213,025
Xcel Energy, Inc.	5,689	237,914
YTL Corp. BHD	657,200	276,577
		11,567,452
Total Common Stocks (Cost $67,292,296)		67,866,898

Rights (0.0%)(b)
Financials (0.0%):(b)
Fubon Financial Holdings Expires 04/14/16 @ $60.00(a)	6,248	—
Total Right (Cost $—)		—

	Principal Amount
Cash Equivalents (2.6%)
Citibank Money Market Deposit Account, 0.05%(c)	$2,178,971	2,178,971
Total Cash Equivalents (Cost $2,178,971)		2,178,971
Total Investments (Cost $69,471,267) — 84.5%		70,045,869
Segregated Cash with Broker — 7.4%(d)		6,194,176
Other assets in excess of liabilities — 8.1%		6,612,836
NET ASSETS - 100.00%		$82,852,881

(a)                                 Non-income producing security.

(b)                                 Amount represents less than 0.05% of net assets.

(c)                                  Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.

(d)                                 Segregated cash with broker represents collateral for futures contracts, and written options.

LP—Limited Partnership

PLC—Public Liability Co.

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value

E-Mini S&P 500 Option	Put	USD	2,040.00	4/14/2016	283	$(205,175)

Total						$(205,175)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
NASDAQ 100 E-Mini Futures	221	6/20/16	$19,785,025	$882,225

See notes to schedules of investments.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CBOE Volatility Index (Vix) Futures	78	4/21/16	$1,242,150	$213,684
E-Mini S&P 500 Futures	356	6/20/16	36,516,700	(1,284,815)
Mini MSCI EAFE Index Futures	205	6/20/16	16,661,375	(367,776)
Mini MSCI Emerging Markets Index Futures	409	6/20/16	17,053,255	(899,403)
Russell 2000 Mini Index Futures	154	6/20/16	17,087,840	(800,291)
				$(3,138,601)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Multi-Asset Balanced Fund	March 31, 2016
(Unaudited)

Security Description	Principal Amount	Value
Affiliated Exchange-Traded Funds (22.3%)
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	16,906	$509,885
Victory CEMP International High Div Volatility Wtd Index ETF	10,953	356,739
Victory CEMP International Volatility Wtd Index ETF	15,404	512,491
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	35,055	1,285,467
Victory CEMP US 500 Volatility Wtd Index ETF	35,074	1,286,164
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	9,725	319,564
Victory CEMP US Equity Income Enhanced Volatility Wtd Index ETF	3,799	143,868
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	12,178	448,759
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	4,047	140,795
Victory CEMP US Small Cap Volatility Wtd Index ETF	9,700	325,435
Total Affiliated Exchange-Traded Funds (Cost $5,053,660)		$5,329,167

Affiliated Mutual Funds (81.7%)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	99,611	759,039
Victory CEMP Commodity Strategies Volatility Wtd Index Fund	125,955	759,510
Victory CEMP Emerging Market Volatility Wtd Index Fund	105,143	920,001
Victory CEMP International Enhanced Volatility Wtd Index Fund	191,849	1,851,345
Victory CEMP International Volatility Wtd Index Fund	175,764	1,866,612
Victory CEMP Long/Short Strategies Index Fund	164,967	1,793,188
Victory CEMP Market Neutral Income Fund	864,753	8,171,920
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	94,660	1,287,382
Victory CEMP US 500 Volatility Wtd Index Fund	102,610	1,286,732
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	47,019	513,450
Victory CEMP US Small Cap Volatility Wtd Index Fund	27,012	326,031
Total Affiliated Mutual Funds (Cost $20,606,649)		19,535,210

Cash Equivalents (1.8%)
Citibank Money Market Deposit Account, 0.05%(a)	$423,846	423,846
Total Cash Equivalents (Cost $423,846)		423,846

Total Investments (Cost $26,084,155) — 105.8%		25,288,223
Liabilities in excess of other assets — (5.8)%		(1,369,945)
NET ASSETS - 100.00%		$23,918,278

(a)      Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Multi-Asset Growth Fund	March 31, 2016
(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (86.5%)
Victory CEMP International High Div Volatility Wtd Index ETF	112,025	$3,648,654
Victory CEMP US Equity Income Enhanced Volatility Wtd Index ETF	52,093	1,972,762
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	53,965	1,988,610
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	23,210	807,476
Total Affiliated Exchange-Traded Funds (Cost $8,133,573)		$8,417,502

Affiliated Mutual Funds (11.9%)
Vicotry CEMP Emerging Market Volatility Wtd Index	26,400	674,784
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	44,586	486,882
Total Affiliated Mutual Funds (Cost $1,107,669)		1,161,666

	Principal Amount
Cash Equivalents (1.6%)
Citibank Money Market Deposit Account, 0.05%(a)	$160,107	160,107
Total Cash Equivalents (Cost $160,107)		160,107

Total Investments (Cost $9,401,349) — 100.0%		9,739,275
Liabilities in excess of other assets — 0.0%		(4,607)
NET ASSETS - 100.00%		$9,734,668

(a)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Alternative Strategies Fund	March 31, 2016
(Unaudited)

Security Description	Shares	Value
Affiliated Mutual Funds (98.4%)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	312,389	$2,380,406
Victory CEMP Commodity Strategies Volatility Wtd Index Fund	394,529	2,379,011
Victory CEMP Long/Short Strategies Index Fund	934,242	10,155,215
Victory CEMP Market Neutral Income Fund	1,075,420	10,162,715
Total Affiliated Mutual Funds (Cost $27,028,558)		$25,077,347

	Principal Amount
Cash Equivalents (1.7%)
Citibank Money Market Deposit Account, 0.05%(a)	$431,929	431,929
Total Cash Equivalents (Cost $431,929)		431,929

Total Investments (Cost $27,460,487) — 100.1%		25,509,276
Liabilities in excess of other assets — (0.1)%		(29,014)
NET ASSETS - 100.00%		$25,480,262

(a)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.

See notes to schedules of investments.

Victory Portfolios II

Notes to Schedules of Investments

March 31, 2016 (Unaudited)

1. Federal Tax Information:

As of March 31, 2016, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net
	Cost of Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation /
Portfolio	Tax Purposes	Appreciation	Depreciation	Depreciation
Victory CEMP US 500 Volatility Wtd Index Fund	$15,462,839	$2,733,018	$(545,752)	$2,187,266
Victory CEMP US Small Cap Volatility Wtd Index Fund	6,122,401	704,962	(298,608)	406,354
Victory CEMP International Volatility Wtd Index Fund	6,804,193	535,609	(502,188)	33,421
Victory CEMP Emerging Market Volatility Wtd Index Fund	12,660,736	287,733	(1,480,603)	(1,192,870)
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	158,401,184	21,459,383	(6,473,319)	14,986,064
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	4,550,403	192,822	(21,407)	171,415
Victory CEMP International Enhanced Volatility Wtd Index Fund	24,604,572	448,445	(720,945)	(272,500)
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	6,821,125	5,625	—	5,625
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	4,987,744	3,728	—	3,728
Victory CEMP Long/Short Strategy Fund	11,170,748	1,324,247	(398,333)	925,914
Victory CEMP Market Neutral Income Fund	69,870,928	2,896,903	(2,721,962)	174,941
Victory CEMP Multi-Asset Balanced Fund	26,226,805	479,605	(1,418,187)	(938,582)
Victory CEMP Multi-Asset Growth Fund	9,445,459	337,926	(44,110)	293,816
Victory CEMP Alternative Strategies Fund	27,489,428	—	(1,980,152)	(1,980,152)

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios II (the “Trust”) in the preparation of its Schedules of Portfolio Investments. . The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of Schedules of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of Schedules of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of 25 funds. The accompanying Schedules of Portfolio Investments are those of the following 14 Funds (collectively, the “Funds” and individually, a “Fund”):

Funds	Investment Share Classes Offered
Victory CEMP US 500 Volatility Wtd Index Fund	Classes A, C, I and R6
Victory CEMP US Small Cap Volatility Wtd Index Fund	Classes A, C, and I
Victory CEMP International Volatility Wtd Index Fund	Classes A, C, and I
Victory CEMP Emerging Market Volatility Wtd Index Fund	Classes A, C, and I
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Classes A, C, and I
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	Class A, C, and I
Victory CEMP International Enhanced Volatility Wtd Index Fund	Classes A, C, and I
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Classes A, C, and I
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	Classes A, C, and I
Victory CEMP Long/Short Strategy Fund	Classes A, C, and I
Victory CEMP Market Neutral Income Fund	Classes A, C, and I
Victory CEMP Multi-Asset Balanced Fund (“Balanced Fund”)	Classes A, and C
Victory CEMP Multi-Asset Growth Fund (“Growth Fund”)	Classes A, and C
Victory CEMP Alternative Strategies Fund (“Alternative Fund”)	Classes A, and C

Victory Portfolios II

Notes to Schedules of Investments - continued

March 31, 2016 (Unaudited)

The Schedules of Portfolio Investments of the Victory CEMP Commodity Volatility Wtd Index Strategy Fund and Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund are consolidated and include the accounts of CEMPCLSSF Fund Ltd. and CEMPCSVWF Fund Ltd., respectively, each a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Victory Capital Management, LLC. (“VCM” or “Adviser”). The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order for the Funds to indirectly invest in certain investments that are consistent with their respective investment objectives and policies. Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying Schedules of Portfolio Investments reflect the financial positions of the Funds on a consolidated basis with the Subsidiaries.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the official closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Victory CEMP International Volatility Wtd Index Fund, Victory CEMP Emerging Market Volatility Wtd Index Fund and Victory International Enhanced Volatility Wtd Index Fund use a systemic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments

Victory Portfolios II

Notes to Schedules of Investments - continued

March 31, 2016 (Unaudited)

maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016, while the breakdown, by category, of common stocks are disclosed on the Schedules of Portfolio Investments:

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory CEMP US 500 Volatility Wtd Index Fund
Common Stocks	$17,264,183		$—	$—	$—	$—	$—	$17,264,183	$—
Futures Contracts	—		14,404	—	—	—	—	—	14,404
Cash Equivalents	—		—	385,922	—	—	—	385,922	—
Total	$17,264,183		$14,404	$385,922	$—	$—	$—	$17,650,105	$14,404

Victory CEMP US Small Cap Volatility Wtd Index Fund
Common Stocks	6,286,512		—	—	—	—	—	6,286,512	—
Futures Contracts	—		7,883	—	—	—	—	—	7,883
Cash Equivalents	—		—	242,243	—	—	—	242,243	—
Total	$6,286,512		$7,883	$242,243	$—	$—	$—	$6,528,755	$7,883

Victory CEMP International Volatility Wtd Index Fund
Common Stocks	775,701	(a)	—	6,061,431	—	482	—	6,837,614	—
Futures Contracts	—		3,562	—	—	—	—	—	3,562
Total	$775,701		$3,562	$6,061,431	$—	$482	$—	$6,837,614	$3,562

Victory CEMP Emerging Market Volatility Wtd Index Fund
Common Stocks	1,085,225	(b)	—	10,097,846	—	66,123	—	11,249,194	—
Futures Contracts	—		14,621	—	—	—	—	—	14,621
Rights	—		—	1,232	—	—	—	1,232	—
Cash Equivalents	—		—	217,440	—	—	—	217,440	—
Total	$1,085,225		$14,621	$10,316,518	$—	$66,123	$—	$11,467,866	$14,621

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	170,309,427		—	—	—	—	—	170,309,427	—
Futures Contracts	—		24,019	—	—	—	—	—	24,019
Cash Equivalents	—		—	3,077,821	—	—	—	3,077,821	—
Total	$170,309,427		$24,019	$3,077,821	$—	$—	$—	$173,387,248	$24,019

Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund
Common Stocks	4,043,512		—	—	—	—	—	$4,043,512	—
Cash Equivalents	—		—	678,306	—	—	—	678,306	—
Total	$4,043,512		$—	$678,306	$—	$—	$—	$4,721,818	$—

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Notes to Schedules of Investments - continued

March 31, 2016 (Unaudited)

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities (continued)	Other Financial Investments^ (continued)	Investments in Securities	Other Financial Investments^
Victory CEMP International Enhanced Volatility Wtd Index Fund
Common Stocks	$935,412	(a)	$—	$6,085,065	$—	$1,797	$—	$7,022,274	$—
Cash Equivalents	—		—	17,309,798	—	—	—	17,309,798	—
Total	$935,412		$—	$23,394,863	$—	$1,797	$—	$24,332,072	$—

Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Futures Contracts	—		168,518	—	—	—	—	—	168,518
U.S. Treasury Obligations	—		—	5,397,736	—	—	—	5,397,736	—
Cash Equivalents	—		—	1,429,014	—	—	—	1,429,014	—
Total	$—		$168,518	$6,826,750	$—	$—	$—	$6,826,750	$168,518

Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Futures Contracts	—		121,203	—	—	—	—	—	121,203
U.S. Treasury Obligations	—		—	3,249,860	—	—	—	3,249,860	—
Cash Equivalents	—		—	1,741,612	—	—	—	1,741,612	—
Total	$—		$121,203	$4,991,472	$—	$—	$—	$4,991,472	$121,203

Victory CEMP Long/Short Strategy Fund
Common Stocks	11,656,582		—	—	—	—	—	11,656,582	—
Futures Contracts	—		(143,319)	—	—	—	—	—	(143,319)
Cash Equivalents	—		—	440,080	—	—	—	440,080	—
Total	$11,656,582		$(143,319)	$440,080	$—	$—	$—	$12,096,662	$(143,319)

Victory CEMP Market Neutral Income Fund
Common Stocks	36,739,190		—	31,127,708	—	—	—	67,866,898	—
Futures Contracts	—		(2,256,376)	—	—	—	—	—	(2,256,376)
Rights	—		—	—	—	—	—	—	—
Cash Equivalents	—		—	2,178,971	—	—	—	2,178,971	—
Written Options	—		—	—	(205,175)	—	—	—	(205,175)
Total	$36,739,190		$(2,256,376)	$33,101,504	$(205,175)	$—	$—	$69,840,694	$(2,461,551)

Victory CEMP Multi-Asset Balanced Fund
Affiliated Exchange-Traded Funds	5,329,167		—	—	—	—	—	5,329,167	—
Affiliated Mutual Funds	19,535,210		—	—	—	—	—	19,535,210	—
Cash Equivalents	—		—	423,846	—	—	—	423,846	—
Total	$24,864,377		$—	$423,846	$—	$—	$—	$25,288,223	$—

Victory CEMP Multi-Asset Growth Fund
Affiliated Exchange-Traded Funds	8,417,502		—	—	—	—	—	8,417,502	—
Affiliated Mutual Funds	1,161,666		—	—	—	—	—	1,161,666	—
Cash Equivalents	—		—	160,107	—	—	—	160,107	—
Total	$9,579,168		$—	$160,107	$—	$—	$—	$9,739,275	$—

Victory CEMP Alternative Strategies Fund
Affiliated Mutual Funds	25,077,347		—	—	—	—	—	25,077,347	—
Cash Equivalents	—		—	431,929	—	—	—	431,929	—
Total	$25,077,347		$—	$431,929	$—	$—	$—	$25,509,276	$—

^ Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a) Consists of holdings: All ADRs traded on U.S. securities exchanges and all securities listed under Canada.

(b) Consists of holdings: All ADRs traded on U.S. securities exchanges and all securities listed under Mexico, Brazil, Colombia and a single security listed under Chile.

Victory Portfolios II

Notes to Schedules of Investments - continued

March 31, 2016 (Unaudited)

Significant transfers occurred between Levels 1 and 2 based on recognition dates of March 31, 2016 and June 30, 2015. The Funds’ current policy is to look through to the underlying investments in Investment Companies to determine the ASC 820 Level.  On March 31, 2016, all international securities, except as noted above, were fair valued and are listed as Level 2 investments. As of the reorganization, the Funds’ policy is to categorize Treasury Obligations as Level 2 investments. These are due to infrequently traded securities. Exchange closing price is used when available (Level 1) otherwise an evaluated bid is used (Level 2):

	Transfer From Level 1 to Level 2	Transfer from Level 2 to Level 1
Victory CEMP International Volatility Wtd Index Fund
Common Stocks	$—	$4,720,337
Victory CEMP Emerging Market Volatility Wtd Index Fund
Common Stocks	—	7,324,821
Victory CEMP International Enhanced Volatility Wtd Index Fund
Common Stocks	—	4,745,916
Victory CEMP Market Neutral Income Fund
Common Stocks	1,886,918	1,805,615

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Victory CEMP International Volatility Wtd Index Fund	Victory CEMP International Enhanced Volatility Wtd Index Fund	Victory CEMP Emerging Market Volatility Wtd Index Fund
Investments in Securities	Common Stocks	Common Stocks	Common Stocks
Balance as of June 30, 2015	$—	$—	$14,166
Realized Gain/(Loss)	—		(1,954)
Change in Unrealized Appreciation/(Depreciation)	—	—	(2,466)
Purchases	—	—	560
Sales Proceeds	—	—	(1,215)
Transfer into Level 3	482	1,797	65,618
Transfer out of Level 3	—	—	(8,586)
Balance as of March 31, 2016	$482	$1,797	$66,123

Victory Portfolios II

Notes to Schedules of Investments - continued

March 31, 2016 (Unaudited)

Securities Transactions:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. It is the Trust’s policy to include the portion of realized and unrealized gains and losses from investments that result from foreign currency changes with other foreign currency gains and losses.

Exchange Traded Funds:

Each Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

Each Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each Fund enters into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency contract is adjusted daily by the prevailing spot or forward rate of the underlying

Victory Portfolios II

Notes to Schedules of Investments - continued

March 31, 2016 (Unaudited)

currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of March 31, 2016, the Funds had no open forward foreign currency contracts.

Options Transactions:

Each Fund may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded.

Futures Contracts:

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Victory Portfolios II

Notes to Schedules of Investments - continued

March 31, 2016 (Unaudited)

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities, including those designated as to be announced (“TBAs”) in the Schedule of Portfolio Investments, on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with the market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of March 31, 2016, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

3. Risks:

The Victory CEMP International Volatility Wtd Index Fund, Victory CEMP Emerging Market Volatility Wtd Index Fund and Victory International Enhanced Volatility Wtd Index Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographical composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Victory Portfolios

By /s/ Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer

Date May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date May 25, 2016

By /s/ Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer

Date May 25, 2016